UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue NW, Suite 500
New York, NY 10022	Washington, DC 20036

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GLDX)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Semi-Annual Report

April 30, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 63.3%
Basic Materials — 63.3%
Alamos Gold, Cl A	1,858,374	$13,380,293
AuRico Metals ^ *	533,199	383,850
AuRico Metals *	1,026,789	737,754
Bear Creek Mining * (A)	1,088,009	2,041,211
Endeavour Silver * (A)	1,396,723	5,796,400
First Majestic Silver * (A)	1,422,720	15,174,468
Fortuna Silver Mines *	1,779,175	11,405,696
Great Panther Silver *	1,826,800	3,879,361
MAG Silver *	956,055	12,428,715
Pan American Silver	1,878,813	29,441,000
Primero Mining *	2,269,373	4,275,683
Silver Standard Resources * (A)	1,110,993	10,432,224
Silver Wheaton	1,701,010	35,636,160
Silvercorp Metals (A)	2,402,875	5,742,871
Tahoe Resources	2,440,431	34,523,741
TOTAL CANADA		185,279,427
MEXICO— 17.5%
Basic Materials — 17.5%
Fresnillo	2,007,355	32,728,614
Industrias Penoles	1,182,114	18,549,582
TOTAL MEXICO		51,278,196
PERU— 2.5%
Basic Materials — 2.5%
Hochschild Mining *	3,180,296	7,256,110
UNITED KINGDOM— 4.1%
Basic Materials — 4.1%
Polymetal International	1,154,621	11,992,065
UNITED STATES— 12.5%
Basic Materials — 12.5%
Coeur d'Alene Mines *	1,761,216	14,265,849
Hecla Mining	3,516,767	15,157,266

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
McEwen Mining (A)	2,779,615	$7,226,999
TOTAL UNITED STATES		36,650,114
TOTAL COMMON STOCK
(Cost $256,236,152)		292,455,912

REPURCHASE AGREEMENTS (B) — 7.4%
Barclays Bank
0.280%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $15,000,350 (collateralized by U.S. Treasury Obligations, ranging in par value $5-$1,681,383, 0.000%-6.375%, 05/15/16-08/15/44, with a total market value of $15,300,000	$15,000,000	15,000,000
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $6,725,176 (collateralized by U.S. Treasury Notes, par value $6,639,942, 2.250%, 11/30/17 with a total market value of $6,780,708)	6,725,013	6,725,013
TOTAL REPURCHASE AGREEMENTS
(Cost $21,725,013)		21,725,013
TOTAL INVESTMENTS — 107.3%
(Cost $277,961,165)		$314,180,925

Percentages are based on Net Assets of $292,784,448.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $20,499,964.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $21,725,013.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$292,455,912	$—	$—	$292,455,912
Repurchase Agreements	—	21,725,013	—	21,725,013
Total Investments in Securities	$292,455,912	$21,725,013	$—	$314,180,925

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 9.1%
Basic Materials — 9.1%
Gold Road Resources *	4,867,906	$1,838,894
Gryphon Minerals *‡	31,494,117	4,085,900
TOTAL AUSTRALIA		5,924,794
CANADA— 90.9%
Basic Materials — 90.9%
Asanko Gold *	864,363	2,801,624
Atac Resources *	4,415,712	2,538,171
Chesapeake Gold *	904,842	2,781,129
Continental Gold *	624,753	1,381,579
Exeter Resource *	3,503,534	3,538,569
First Mining Finance *	14,246,534	8,643,914
Guyana Goldfields *	509,693	2,962,290
International Tower Hill Mines *	5,328,080	3,922,000
Kaminak Gold, Cl A *	2,542,294	3,957,747
Lydian International, Cl A *	3,590,744	816,990
Novagold Resources * (A)	530,764	3,444,658
OceanGold	1,248,871	4,476,633
Premier Gold Mines *	957,398	2,866,232
Pretium Resources *	287,140	2,367,999
Rubicon Minerals ^ * (A)	1,168,976	49,448
Rubicon Minerals * (A)	368,186	14,697
Sabina Gold & Silver *	3,743,882	5,409,889
Seabridge Gold *	285,250	4,087,632
Torex Gold Resources *	1,922,387	3,422,420
		59,483,621
Financials — 0.0%
Irving Resources *	241,000	26,936
TOTAL CANADA		59,510,557
TOTAL COMMON STOCK
(Cost $45,270,148)		65,435,351

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Gold Explorers ETF

	Number of Rights/Face Amount	Value
RIGHT — 0.0%

Australia — 0.0%
Gold Road Resources* (B) (C) (Cost $–)	486,791	$—

U.S. TREASURY OBLIGATION — 13.8%
United States Treasury Bill
0.110%, 05/12/16(D)
(Cost $8,999,698)	$9,000,000	8,999,640

REPURCHASE AGREEMENT (E) — 2.7%
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $1,786,088 (collateralized by U.S. Treasury Notes, par value $1,763,452, 2.250%, 11/30/17 with a total market value of $1,800,837) (Cost $1,786,045)	1,786,045	1,786,045
TOTAL INVESTMENTS — 116.5%
(Cost $56,055,891)		$76,221,036

Percentages are based on Net Assets of $65,443,911.

*	Non-income producing security.
‡	Affiliated Investment (See Note 3 in Notes to Financial Statements).
^	Traded on U.S. stock exchange
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $1,692,253.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016, was $– and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $– and represented 0.0% of Net Assets.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $1,786,045.

Cl — Class

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$65,435,351	$—	$—	$65,435,351
U.S. Treasury Obligation	—	8,999,640	—	8,999,640
Repurchase Agreement	—	1,786,045	—	1,786,045
Right	—	—	—	—
Total Investments in Securities	$65,435,351	$10,785,685	$—	$76,221,036

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.5%
AUSTRALIA— 10.1%
Basic Materials — 10.1%
Cudeco *(A) (B)	449,047	$277,099
OZ Minerals	238,849	1,071,791
Sandfire Resources	238,486	1,079,262
TOTAL AUSTRALIA		2,428,152
CANADA— 46.2%
Basic Materials — 46.2%
Altius Minerals	87,000	779,291
Capstone Mining *	1,637,244	1,032,591
Copper Mountain Mining *	1,974,597	945,839
Copper Mountain Mining ^ *	12,300	5,904
First Quantum Minerals (C)	177,275	1,512,909
HudBay Minerals, Cl B	215,384	1,076,404
Imperial Metals * (C)	219,189	1,013,176
Lundin Mining *	298,486	1,174,785
Nevsun Resources	297,700	1,114,652
Teck Resources, Cl B	116,082	1,423,455
Turquoise Hill Resources *	360,002	1,072,806
TOTAL CANADA		11,151,812
CHILE— 4.3%
Basic Materials — 4.3%
Antofagasta (C)	147,143	1,041,537
CHINA— 4.0%
Basic Materials — 4.0%
Jiangxi Copper, Cl H	788,029	964,059
HONG KONG— 4.8%
Basic Materials — 4.8%
CST Mining Group *	71,240,800	1,157,162
MEXICO— 4.3%
Basic Materials — 4.3%
Grupo Mexico, Cl B	409,014	1,044,906

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Copper Miners ETF

	Shares/ Number of Rights/ Face Amount	Value
COMMON STOCK — continued
POLAND— 4.3%
Basic Materials — continued
Southern Copper	35,161	$1,043,227
POLAND— 4.2%
Basic Materials — 4.2%
KGHM Polska Miedz	52,569	1,023,360
SWITZERLAND— 4.4%
Basic Materials — 4.4%
Glencore Xstrata	445,370	1,062,797
UNITED KINGDOM— 8.7%
Basic Materials — 8.7%
KAZ Minerals *	398,387	1,000,870
Vedanta Resources	178,577	1,103,680
TOTAL UNITED KINGDOM		2,104,550
UNITED STATES— 5.2%
Basic Materials — 5.2%
Freeport-McMoRan Copper & Gold	90,459	1,266,426
TOTAL COMMON STOCK
(Cost $30,902,408)		24,287,988

RIGHT — 0.0%

Australia — 0.0%
Cudeco* (A) (B)
(Cost $–)	176,887	—

REPURCHASE AGREEMENT (D) — 5.1%
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $1,224,086 (collateralized by U.S. Treasury Notes, par value $1,208,572, 2.250%, 11/30/17 with a total market value of $1,234,193) (Cost $1,224,056)	$1,224,056	1,224,056
TOTAL INVESTMENTS — 105.6%
(Cost $32,126,464)		$25,512,044

Percentages are based on Net Assets of $24,168,749.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016, was $277,099 and represents 1.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $277,099 and represented 1.1% of Net Assets.
(C)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $1,161,982.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $1,224,056.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Copper Miners ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,010,889	$—	$277,099	$24,287,988
Right	—	—	—	—
Repurchase Agreement	—	1,224,056	—	1,224,056
Total Investments in Securities	$24,010,889	$1,224,056	$277,099	$25,512,044

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2015	$377,503

Change in unrealized appreciation/(depreciation)	(100,404)

Ending Balance as of April 30, 2016	$277,099

For the period ended April 30, 2016, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 14.7%
Basic Materials — 14.7%
Berkeley Resources *	7,218,530	$3,140,024
Energy Resources of Australia *	8,792,254	2,314,881
Greenland Minerals & Energy * (A)	31,310,809	764,634
Paladin Energy * (A)	34,602,441	6,997,807
Peninsula Energy *	7,375,322	4,305,780
Silex Systems * (A)	6,396,304	1,806,094
TOTAL AUSTRALIA		19,329,220
CANADA— 66.9%
Basic Materials — 54.1%
Cameco	2,451,143	30,722,453
Denison Mines * (A)	15,574,864	9,449,862
Energy Fuels *	1,369,435	3,247,024
Fission 3.0 *	8,402,773	570,203
Fission Uranium *	12,925,762	7,326,593
Laramide Resources *	4,140,089	1,057,663
Mega Uranium *‡	14,545,905	1,858,011
Uex *	10,769,008	2,106,344
Uranium Participation *	3,982,691	14,689,472
		71,027,625
Financials — 12.8%
NexGen Energy *	9,357,693	16,808,885
TOTAL CANADA		87,836,510
CHINA— 3.2%
Utilities — 3.2%
CGN Power, Cl H (B)	12,868,900	4,130,815
FRANCE— 2.7%
Utilities — 2.7%
Areva *	698,534	3,600,278

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG— 5.6%
Health Care — 3.1%
CGN Mining *	66,584,200	$4,077,179
Industrials — 2.5%
CNNC International *	9,071,500	3,321,181
TOTAL HONG KONG		7,398,360
UNITED STATES— 6.7%
Basic Materials — 6.7%
Centrus Energy, Cl A *‡ (A)	377,948	1,205,654
Uranium Energy * (A)	4,505,133	3,652,762
Uranium Resources *	137,072	268,661
Ur-Energy * (A)	7,037,275	3,695,273
TOTAL UNITED STATES		8,822,350
TOTAL COMMON STOCK
(Cost $228,465,304)		131,117,533

U.S. TREASURY OBLIGATION — 12.2%
United States Treasury Bill
0.110%, 05/12/16(C)
(Cost $15,999,462)	$16,000,000	15,999,360

REPURCHASE AGREEMENTS (D) — 6.4%
Barclays Bank
0.280%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $7,000,163 (collateralized by U.S. Treasury Obligations, ranging in par value $2-$1,133,382, 0.000%-6.375%, 5/15/16-8/15/44 with a total market value of $7,140,000)	7,000,000	7,000,000
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $1,384,150 (collateralized by U.S. Treasury Notes, par value $1,366,608, 2.250%, 11/30/17 with a total market value of $1,395,580)	1,384,117	1,384,117
TOTAL REPURCHASE AGREEMENTS
(Cost $8,384,117)		8,384,117
TOTAL INVESTMENTS — 118.4%
(Cost $252,848,883)		$155,501,010

Percentages are based on Net Assets of $131,386,652.

*	Non-income producing security.
‡	Affiliated Investment (See Note 3 in Notes to Financial Statements).
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $7,280,338.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2016 was $4,130,815 and represents 3.1% of Net Assets.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $8,384,117.

Cl — Class

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Uranium ETF

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$131,117,533	$—	$—	$131,117,533
U.S. Treasury Obligation	—	15,999,360	—	15,999,360
Repurchase Agreements	—	8,384,117	—	8,384,117
Total Investments in Securities	$131,117,533	$24,383,477	$—	$155,501,010

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Lithium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 10.3%
Basic Materials — 10.3%
Galaxy Resources *	8,528,272	$2,505,712
Orocobre *	1,344,297	3,405,985
TOTAL AUSTRALIA		5,911,697
CANADA— 2.1%
Basic Materials — 2.1%
Lithium Americas *	2,118,067	1,217,474
CHILE— 9.4%
Basic Materials — 9.4%
Sociedad Quimica y Minera de Chile ADR	258,591	5,386,451
CHINA— 4.0%
Consumer Goods — 4.0%
BYD, Cl H *	392,000	2,309,390
FRANCE— 4.7%
Industrials — 4.7%
Blue Solutions *	31,108	507,006
Saft Groupe	70,432	2,189,353
TOTAL FRANCE		2,696,359
HONG KONG— 4.5%
Consumer Goods — 3.7%
FDG Electric Vehicles *	34,711,800	2,103,149
Industrials — 0.8%
Coslight Technology International Group *	1,326,973	448,186
TOTAL HONG KONG		2,551,335
JAPAN— 7.8%
Industrials — 7.8%
GS Yuasa	567,894	2,409,681
Panasonic	221,220	2,055,995
TOTAL JAPAN		4,465,676

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SOUTH KOREA— 10.3%
Basic Materials — 4.3%
LG Chemical	9,450	$2,463,270
Industrials — 6.0%
Samsung SDI	25,651	2,566,451
Vitzrocell	88,408	872,907
		3,439,358
TOTAL SOUTH KOREA		5,902,628
TAIWAN— 11.0%
Industrials — 11.0%
Advanced Lithium Electrochemistry Cayman *	1,158,129	1,262,154
Changs Ascending Enterprise *	373,151	874,654
Dynapack International Technology	1,256,300	1,891,091
Simplo Technology	666,700	2,253,133
TOTAL TAIWAN		6,281,032
UNITED KINGDOM— 0.9%
Basic Materials — 0.9%
Bacanora Minerals *	418,958	497,123
UNITED STATES— 34.7%
Basic Materials — 25.0%
Albemarle	46,258	3,060,429
FMC	259,956	11,245,697
		14,306,126
Consumer Goods — 4.5%
Tesla Motors * (A)	10,652	2,564,575
Industrials — 5.2%
China BAK Battery * (A)	84,722	218,583
Johnson Controls	55,441	2,295,257
Ultralife *	97,272	459,124
		2,972,964
TOTAL UNITED STATES		19,843,665
TOTAL COMMON STOCK
(Cost $60,268,991)		57,062,830

REPURCHASE AGREEMENT (B) — 3.4%
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $1,973,778 (collateralized by U.S. Treasury Notes, par value $1,948,762, 2.250%, 11/30/17 with a total market value of $1,990,076) (Cost $1,973,730)	$1,973,730	1,973,730

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Lithium ETF

Value
TOTAL INVESTMENTS — 103.1%
(Cost $62,242,721)	$59,036,560

Percentages are based on Net Assets of $57,277,026.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $2,017,188.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $1,973,730.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,062,830	$—	$—	$57,062,830
Repurchase Agreement	—	1,973,730	—	1,973,730
Total Investments in Securities	$57,062,830	$1,973,730	$—	$59,036,560

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Fertilizers/Potash ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 9.9%
Basic Materials — 9.9%
Incitec Pivot	190,991	$469,330
Nufarm	87,593	469,262
TOTAL AUSTRALIA		938,592
BELGIUM— 4.9%
Basic Materials — 4.9%
Tessenderlo Chemie	13,393	460,341
CANADA— 9.5%
Basic Materials — 9.5%
Agrium	282	24,341
Agrium ^	5,087	438,092
Potash Corp of Saskatchewan	24,944	442,008
TOTAL CANADA		904,441
CHILE— 5.6%
Basic Materials — 5.6%
Sociedad Quimica y Minera de Chile ADR	25,615	533,561
CHINA— 3.0%
Basic Materials — 3.0%
China BlueChemical	761,901	176,793
Sinofert Holdings	794,765	108,603
TOTAL CHINA		285,396
GERMANY— 5.1%
Basic Materials — 5.1%
K+S	19,392	483,745
ISRAEL— 8.6%
Basic Materials — 8.6%
Israel Chemicals	96,659	480,123
The Israel Corp	1,646	337,799
TOTAL ISRAEL		817,922
NETHERLANDS— 4.0%
Basic Materials — 4.0%
OCI *	19,289	381,428

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 4.5%
Basic Materials — 4.5%
Yara International	10,707	$428,687
POLAND— 4.7%
Basic Materials — 4.7%
Grupa Azoty	19,458	442,667
SOUTH KOREA— 0.9%
Basic Materials — 0.9%
Namhae Chemical	9,349	80,985
SWITZERLAND— 5.9%
Basic Materials — 5.9%
Syngenta *	1,391	557,271
TAIWAN— 4.6%
Basic Materials — 4.6%
Taiwan Fertilizer	323,097	439,271
TURKEY— 1.5%
Basic Materials — 1.5%
Bagfas Bandirma Gubre Fabrik	12,265	71,809
Gubre Fabrikalari	35,888	73,463
TOTAL TURKEY		145,272
UNITED KINGDOM— 2.7%
Basic Materials — 2.7%
Sirius Minerals *	903,600	258,119
UNITED STATES— 24.0%
Basic Materials — 24.0%
CF Industries Holdings	10,505	347,400
Compass Minerals International	6,156	461,454
CVR Partners	23,204	201,875
Intrepid Potash *	25,831	33,063
Mosaic	15,424	431,718
Scotts Miracle-Gro, Cl A	7,663	542,387
Terra Nitrogen	2,130	259,711
TOTAL UNITED STATES		2,277,608
TOTAL COMMON STOCK
(Cost $14,520,892)		9,435,306

TOTAL INVESTMENTS — 99.4%
(Cost $14,520,892)		$9,435,306

Percentages are based on Net Assets of $9,491,264.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Fertilizers/Potash ETF

*	Non-income producing security.
^	Traded on U.S. stock exchange.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Global X Silver Miners ETF		Global X Gold Explorers ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$256,236,152		$51,392,120	$30,902,408
Cost of Repurchase Agreements	21,725,013		1,786,045	1,224,056
Cost of Affiliated Investments	—		2,877,726	—
Cost of Foreign Currency	123,374		6	21
Investments, at Value	$292,455,912	*	$70,349,091 *	$24,287,988 *
Repurchase Agreements, at Value	21,725,013		1,786,045	1,224,056
Affiliated Investments, at Value	—		4,085,900	—
Cash	168,006		—	37,419
Foreign Currency, at Value	123,821		6	21
Receivable for Investment Securities Sold	22,456,578		1,341	4,396,107
Dividend and Interest Receivable	86,346		5,029	2,715
Reclaim Receivable	24,504		—	9,881
Unrealized Appreciation on Forward Foreign Currency Contracts	2,162		—	3
Total Assets	337,042,342		76,227,412	29,958,190
Liabilities:
Payable for Investment Securities Purchased	22,407,533		—	2,924,369
Obligation to Return Securities Lending Collateral	21,725,013		1,786,045	1,224,056
Payable due to Investment Adviser	120,986		25,273	11,786
Unrealized Depreciation on Forward Foreign Currency Contracts	4,362		1	—
Payable for Capital Shares Redeemed	—		—	1,629,230
Cash Overdraft	—		8,972,182	—
Total Liabilities	44,257,894		10,783,501	5,789,441
Net Assets	$292,784,448		$65,443,911	$24,168,749
Net Assets Consist of:
Paid-in Capital	$506,398,761		$99,379,184	$51,199,344
Undistributed (Distributions in Excess of) Net Investment Income	140,923		(2,679,614)	(165,568)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(249,980,339)		(51,420,810)	(20,260,349)
Net Unrealized Appreciation (Depreciation) on Investments	36,219,760		20,165,145	(6,614,420)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	5,343		6	9,742
Net Assets	$292,784,448		$65,443,911	$24,168,749
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,997,318		1,812,054	1,399,374
Net Asset Value, Offering and Redemption Price Per Share	$36.61		$36.12	$17.27
*Includes Market Value of Securities on Loan	$20,499,964		$1,692,253	$1,161,982

The accompanying notes are an integral part of the financial statements.

18

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$240,841,735	$60,268,991	$14,520,892
Cost of Repurchase Agreements	8,384,117	1,973,730	—
Cost of Affiliated Investments	3,623,031	—	—
Cost of Foreign Currency	985	11,979	19
Investments, at Value	$144,053,228 *	$57,062,830 *	$9,435,306
Repurchase Agreements, at Value	8,384,117	1,973,730	—
Affiliated Investments, at Value	3,063,665	—	—
Foreign Currency, at Value	1,034	11,981	20
Cash	—	199,991 (1)	5,053
Dividend and Interest Receivable	67,225	161,365	28,244
Unrealized Appreciation on Forward Foreign Currency Contracts	—	13	—
Reclaim Receivable	—	—	27,902
Total Assets	155,569,269	59,409,910	9,496,525
Liabilities:
Cash Overdraft	15,724,609	—	—
Obligation to Return Securities Lending Collateral	8,384,117	2,101,780	—
Payable due to Investment Adviser	73,891	30,893	5,261
Payable for Investment Securities Purchased	—	211	—
Total Liabilities	24,182,617	2,132,884	5,261
Net Assets	$131,386,652	$57,277,026	$9,491,264
Net Assets Consist of:
Paid-in Capital	$527,168,575	$112,972,333	$19,711,506
Undistributed (Distributions in Excess of) Net Investment Income	(945,756)	110,313	55,998
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(297,488,343)	(52,602,133)	(5,189,693)
Net Unrealized Appreciation (Depreciation) on Investments	(97,347,873)	(3,206,161)	(5,085,586)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	49	2,674	(961)
Net Assets	$131,386,652	$57,277,026	$9,491,264
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,531,666	2,524,628	1,050,000
Net Asset Value, Offering and Redemption Price Per Share	$15.40	$22.69	$9.04
*Includes Market Value of Securities on Loan	$7,280,338	$2,017,188	$—

(1)	Cash is restricted, received from securities on loan. (See Note 7 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

19

Statements of Operations

For the period ended April 30, 2016 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$907,263	$42,782	$65,332
Interest Income	203	87	11
Security Lending Income	69,420	34,490	9,866
Less: Foreign Taxes Withheld	(60,181)	(6,417)	(1,110)
Total Investment Income	916,705	70,942	74,099
Supervision and Administration Fees (1)	508,837	103,538	59,888
Overdraft Fees	–	20	26
Total Expenses	508,837	103,558	59,914
Net Investment Income (Loss)	407,868	(32,616)	14,185
Net Realized Gain (Loss) on:
Investments (2)	(43,659,233)	(2,249,143)	(3,760,304)
Affiliated Investments	—	(411,963)	—
Foreign Currency Transactions	6,891	(3,620)	306
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(43,652,342)	(2,664,726)	(3,759,998)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	159,788,114	29,477,218	8,609,324
Affiliated Investments	—	3,119,793	—
Foreign Currency Translations	8,334	6	(915)
Net Change in Unrealized Appreciation on Investments, Affiliated Investments and Foreign Currency Transactions	159,796,448	32,597,017	8,608,409
Net Realized and Unrealized Gain on Investments, Affiliated Investments and Foreign Currency Translations	116,144,106	29,932,291	4,848,411
Net Increase in Net Assets Resulting from Operations	$116,551,974	$29,899,675	$4,862,596

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

20

Statements of Operations

For the period ended April 30, 2016 (Unaudited)

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$372,173	$447,211	$142,469
Interest Income	485	24	20
Security Lending Income	502,225	19,415	—
Less: Foreign Taxes Withheld	(55,826)	(86,261)	(21,363)
Total Investment Income	819,057	380,389	121,126
Supervision and Administration Fees (1)	417,581	154,442	32,877
Overdraft Fees	–	25	–
Total Expenses	417,581	154,467	32,877
Net Investment Income	401,476	225,922	88,249
Net Realized Gain (Loss) on:
Investments (2)	(23,757,325)	(1,435,258)	(1,620,529)
Affiliated Investments	(2,901,854)	—	—
Foreign Currency Transactions	1,288	33,754	(1,803)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(26,657,891)	(1,401,504)	(1,622,332)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,121,079	5,743,100	818,654
Affiliated Investments	3,985,286	—	—
Foreign Currency Translations	(222)	4,073	2,206
Net Change in Unrealized Appreciation on Investments, Affiliated Investments and Foreign Currency Transactions	31,106,143	5,747,173	820,860
Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	4,448,252	4,345,669	(801,472)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,849,728	$4,571,591	$(713,223)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

21

Statements of Changes in Net Assets

	Global X Silver Miners ETF				Global X Gold Explorers ETF
	Period Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income (Loss)	$407,868		$373,126		$(32,616)	$208,471
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(43,652,342	)(1)	(66,954,054	)(1)	(2,664,726)	(18,400,329	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	159,796,448		30,513,172		32,597,017	19,099,199
Net Increase (Decrease) in Net Assets Resulting from Operations	116,551,974		(36,067,756)		29,899,675	907,341
Dividends and Distributions from:
Net Investment Income	(492,527)		(129,601)		(2,809,410)	(40,294)
Total Dividends and Distributions	(492,527)		(129,601)		(2,809,410)	(40,294)
Capital Share Transactions:
Issued	35,711,045		29,928,286		9,266,318	512,019
Redeemed	(2,741,858)		(20,940,116)		(5,753)	—
Increase in Net Assets from Capital Share Transactions	32,969,187		8,988,170		9,260,565	512,019
Total Increase (Decrease) in Net Assets	149,028,634		(27,209,187)		36,350,830	1,379,066
Net Assets:
Beginning of Period	143,755,814		170,965,001		29,093,081	27,714,015
End of Period	$292,784,448		$143,755,814		$65,443,911	$29,093,081
Undistributed (Distributions in Excess of) Net Investment Income	$140,923		$225,582		$(2,679,614)	$162,412
Share Transactions:
Issued	1,250,000		1,183,334		350,000	25,000
Redeemed	(152,682)		(816,667)		(325)	—
Net Increase in Shares Outstanding from Share Transactions	1,097,318		366,667		349,675	25,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

22

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$14,185	$237,118	$401,476	$1,437,849
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions(1)	(3,759,998)	(5,614,876)	(26,657,891)	(56,873,600)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	8,608,409	(4,721,019)	31,106,143	(19,252,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,862,596	(10,098,777)	4,849,728	(74,687,944)
Dividends and Distributions from:
Net Investment Income	(205,898)	(509,286)	(2,421,696)	(9,307,517)
Total Dividends and Distributions	(205,898)	(509,286)	(2,421,696)	(9,307,517)
Capital Share Transactions:
Issued	4,121,155	6,134,592	691,966	31,602,266
Redeemed	(3,588,508)	(3,599,890)	(13,789,770)	(17,906,993)
Increase (Decrease) in Net Assets from Capital Share Transactions	532,647	2,534,702	(13,097,804)	13,695,273
Total Increase (Decrease) in Net Assets	5,189,345	(8,073,361)	(10,669,772)	(70,300,188)
Net Assets:
Beginning of Period	18,979,404	27,052,765	142,056,424	212,356,612
End of Period	$24,168,749	$18,979,404	$131,386,652	$142,056,424
Undistributed (Distributions in Excess of) Net Investment Income	$(165,568)	$26,145	$(945,756)	$1,074,464
Share Transactions:
Issued	383,333	350,000	50,000	1,350,000
Redeemed	(250,626)	(166,666)	(1,025,870)	(975,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	132,707	183,334	(975,870)	375,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

23

Statements of Changes in Net Assets

	Global X Lithium ETF		Global X Fertilizers/Potash ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$225,922	$154,615	$88,249	$422,637
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions(1)	(1,401,504)	1,292,112	(1,622,332)	(1,026,759)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	5,747,173	(8,204,910)	820,860	83,190
Net Increase (Decrease) in Net Assets Resulting from Operations	4,571,591	(6,758,183)	(713,223)	(520,932)
Dividends and Distributions from:
Net Investment Income	(97,362)	(471,239)	(363,096)	(350,078)
Total Dividends and Distributions	(97,362)	(471,239)	(363,096)	(350,078)
Capital Share Transactions:
Issued	12,079,389	3,158,262	—	—
Redeemed	(7,551)	(5,587,104)	(915,034)	(3,407,437)
Increase (Decrease) in Net Assets from Capital Share Transactions	12,071,838	(2,428,842)	(915,034)	(3,407,437)
Total Increase (Decrease) in Net Assets	16,546,067	(9,658,264)	(1,991,353)	(4,278,447)
Net Assets:
Beginning of Period	40,730,959	50,389,223	11,482,617	15,761,064
End of Period	$57,277,026	$40,730,959	$9,491,264	$11,482,617
Undistributed (Distributions in Excess of) Net Investment Income	$110,313	$(18,247)	$55,998	$330,845
Share Transactions:
Issued	550,000	125,000	—	—
Redeemed	(372)	(250,000)	(100,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	549,628	(125,000)	(100,000)	(300,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Silver Miners ETF
2016(Unaudited)	20.83	0.05	15.80	15.85	(0.07)	—	(0.07)	36.61	76.48	292,784	0.65	†	0.52	†	23.07
2015(1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—	(0.02)	20.83	(20.35)	143,756	0.65		0.22		26.75
2014(1)	38.64	0.09	(12.35)	(12.26)	(0.22)	—	(0.22)	26.16	(31.85)	170,965	0.65		0.24		24.23
2013(1)	74.94	0.34	(36.03)	(35.69)	(0.61)	—	(0.61)	38.64	(47.97)	218,240	0.65		0.67		23.79
2012(1)	70.98	0.40	3.67	4.07	(0.11)	—	(0.11)	74.94	5.76	385,967	0.65		0.62		18.13
2011(1)	60.60	0.12	10.99	11.11	(0.73)	—	(0.73)	70.98	18.20	363,106	0.65		0.16		26.50
Global X Gold Explorers ETF
2016(Unaudited)	19.89	(0.02)	18.17	18.15	(1.92)	—	(1.92)	36.12	102.40	65,444	0.65	†	(0.20	)†	10.74
2015(2)	19.28	0.14	0.50	0.64	(0.03)	—	(0.03)	19.89	3.36	29,093	0.65		0.70		57.53
2014(2)	26.96	0.01	(7.69)	(7.68)	—	—	—	19.28	29.94	27,714	0.65		0.02		29.94
2013(2) (3)	69.44	(0.25)	(39.35)	(39.60)	(2.88)	—	(2.88)	26.96	(59.16)	32,020	0.65		(0.65)		31.73
2012(2) (3)	106.88	(0.49)	(34.92)	(35.41)	(2.03)	—	(2.03)	69.44	(33.42)	41,251	0.65		(0.65)		43.12
2011(2) (3) (4)	123.92	(0.83)	(16.21)	(17.04)	—	—	—	106.88	(13.75)	27,392	0.65	†	(0.65	)†	29.96
Global X Copper Miners ETF
2016(Unaudited)	14.98	0.01	2.42	2.43	(0.14)	—	(0.14)	17.27	16.72	24,169	0.65	†	0.15	†	21.50
2015(1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—	(0.51)	14.98	(38.64)	18,979	0.65		1.07		29.72
2014(1)	29.40	0.45	(4.69)	(4.24)	(0.20)	—	(0.20)	24.96	(14.49)	27,053	0.65		1.59		15.77
2013(1)	38.79	0.52	(8.63)	(8.11)	(1.28)	—	(1.28)	29.40	(21.69)	32,828	0.65		1.63		37.06
2012(1)	44.76	0.72	(3.97)	(3.25)	(1.70)	(1.02)	(2.72)	38.79	(7.08)	31,041	0.65		1.84		28.90
2011(1)	49.89	1.05	(5.90)	(4.85)	(0.28)	—	(0.28)	44.76	(9.85)	45,517	0.65		1.91		15.78
Global X Uranium ETF
2016(Unaudited)	14.94	0.04	0.69	0.73	(0.27)	—	(0.27)	15.40	5.14	131,387	0.69	†	0.66	†	4.50
2015(2)	23.26	0.15	(7.50)	(7.35)	(0.97)	—	(0.97)	14.94	(33.01)	142,056	0.69		0.74		22.37
2014(2)	28.94	0.09	(5.60)	(5.51)	(0.17)	—	(0.17)	23.26	(19.18)	212,357	0.69		0.30		20.90
2013(2)(5)	42.06	0.18	(12.56)	(12.38)	(0.74)	—	(0.74)	28.94	(29.88)	118,871	0.69		0.51		73.16
2012(2)(5)	60.54	0.15	(18.63)	(18.48)	—	—	—	42.06	(30.53)	135,668	0.69		0.30		55.90
2011(2)(5)(6)	100.68	0.87	(38.68)	(37.81)	(2.33)	—	(2.33)	60.54	(38.70)	199,349	0.69	†	1.10	†	24.17
Global X Lithium ETF
2016(Unaudited)	20.62	0.10	2.02	2.12	(0.05)	—	(0.05)	22.69	10.30	57,277	0.75	†	1.10	†	4.90
2015(2)	24.00	0.08	(3.22)	(3.14)	(0.24)	—	(0.24)	20.62	(13.18)	40,731	0.75		0.35		31.14
2014(2)	25.88	0.20	(2.00)	(1.80)	(0.08)	—	(0.08)	24.00	(6.97)	50,389	0.75		0.75		43.37
2013(2)	28.82	0.06	(2.31)	(2.25)	(0.69)	—	(0.69)	25.88	(8.00)	51,105	0.75		0.21		38.46
2012(2)	31.80	0.43	(3.37)	(2.94)	(0.04)	—	(0.04)	28.82	(9.25)	69,871	0.75		1.40		28.78
2011(2)	39.66	(0.09)	(7.24)	(7.33)	(0.49)	(0.04)	(0.53)	31.80	(18.86)	107,301	0.75		(0.22)		24.87
Global X Fertilizers/Potash ETF
2016(Unaudited)	9.98	0.08	(0.69)	(0.61)	(0.33)	—	(0.33)	9.04	(6.17)	9,491	0.69	†	1.85	†	14.11
2015	10.87	0.33	(0.97)	(0.64)	(0.25)	—	(0.25)	9.98	(6.01)	11,483	0.69		2.97		30.64
2014	11.73	0.23	(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69		1.98		18.79
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	(14.33)	22,864	0.69		1.93		14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(7)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
(4)	The Fund commenced operations on November 3, 2010.
(5)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements.
(6)	The Fund commenced operations on November 4, 2010.
(7)	The Fund commenced operations on May 25, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

25

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2016, the Trust had one hundred seven portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair

26

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2016, there was $277,099 of fair valued securities in the Global X Copper Miners ETF. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

27

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the six months ended April 30, 2016 there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X Copper Miners ETF

Quantitative information about Level 3 fair value measurements

				Discount Percentage
Assets	Fair Value at 04/30/16	Valuation Technique(s)	Unobservable Input	Range
		Discount from the Last	Last Traded Price Comparability
Common Stock	$277,099	Traded Price	Adjustment %	33%

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

28

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At April 30, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase	Fair Value of Non-cash	Cash Collateral
	Agreements	Collateral Received	Received	Net Amount (1)
Global X Silver Miners ETF
Barclays	$15,000,000	15,000,000	-	-
Deutsche Bank	6,725,013	6,725,013	-	-
Global X Gold Explorers ETF
Deutsche Bank	1,786,045	1,786,045	-	-
Global X Copper Miners ETF
Deutsche Bank	1,224,056	1,224,056	-	-
Global X Uranium ETF
Barclays	7,000,000	7,000,000	-	-
Deutsche Bank	1,384,117	1,384,117	-	-
Global X Lithium ETF
Deutsche Bank	1,973,730	1,973,730	-	-

(1) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

29

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at April 30,
	Creation Unit Shares	Fee	2016	Redemption Fee
Global X Silver Miners ETF	50,000	$1,000	$1,830,500	$1,000
Global X Gold Explorers ETF	50,000	1,000	1,806,000	1,000
Global X Copper Miners ETF	50,000	1,000	863,500	1,000
Global X Uranium ETF	50,000	1,000	584,500	1,000
Global X Lithium ETF	50,000	1,000	1,134,500	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	452,000	1,000

30

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statement and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a distribution agreement. Under the distribution agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement.

31

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

At April 30, 2016, Global X Gold Explorers ETF and Global X Uranium ETF own greater than 5% of the outstanding shares of the following common stocks. These investments are noted as “Affiliated Investment” in the Schedules of Investments.

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2015	Cost	Sales	(Depreciation)	(Loss)	4/30/16	Income
Global X Gold Explorers ETF
Gryphon Minerals
$1,090,699	$388,426	$(101,055)	$3,119,793	$(411,963)	$4,085,900	$—

Global X Uranium ETF
Centrus Energy
$1,207,548	$3,696	$(108,472)	$1,306,052	$(1,203,171)	$1,205,654	$—
Mega Uranium
$1,296,251	$3,720	$(422,510)	$2,679,234	$(1,698,684)	$1,858,011	$—
Totals:
$2,503,799	$7,416	$(530,981)	$3,985,286	$(2,901,854)	$3,063,665	$—

32

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$38,717,140	$39,810,541
Global X Gold Explorers ETF	3,685,221	6,489,029
Global X Copper Miners ETF	4,335,172	4,137,340
Global X Uranium ETF	5,628,902	8,927,654
Global X Lithium ETF	4,648,777	2,100,289
Global X Fertilizers/Potash ETF	1,368,646	1,711,095

For the period ended April 30, 2016, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain (Loss)
Global X Silver Miners ETF	$35,740,931	$2,686,744	$(92,513)
Global X Gold Explorers ETF	9,273,379	-	-
Global X Copper Miners ETF	3,980,240	3,582,170	1,112,237
Global X Uranium ETF	691,847	13,800,548	(6,679,141)
Global X Lithium ETF	9,441,167	-	-
Global X Fertilizers/Potash ETF	-	864,976	(66,175)

For the year ended October 31, 2015 in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$29,988,868	$20,953,183	$1,128,279
Global X Gold Explorers ETF	511,642	-	-
Global X Copper Miners ETF	6,123,996	3,576,659	(190,048)
Global X Uranium ETF	31,551,324	17,897,881	(3,478,497)
Global X Lithium ETF	2,552,262	4,456,568	564,779
Global X Fertilizers/Potash ETF	-	3,189,800	117,962

During the period ended April 30, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

33

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years ended October 31, 2015 and 2014 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2015	$129,601	$–	$–	$129,601
2014	1,275,569	–	–	1,275,569
Global X Gold Explorers ETF
2015	$40,294	$–	$–	$40,294
2014	–	–	–	–
Global X Copper Miners ETF
2015	$509,286	$–	$–	$509,286
2014	225,417	–	–	225,417
Global X Uranium ETF
2015	$9,307,517	$–	$–	$9,307,517
2014	734,117	–	–	734,117
Global X Lithium ETF
2015	$471,239	$–	$–	$471,239
2014	160,079	–	–	160,079
Global X Fertilizers/Potash ETF
2015	$350,078	$–	$–	$350,078
2014	366,898	–	–	366,898

As of October 31, 2015, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$313,290	$2,809,191	$205,680
Capital Loss Carryforwards	(185,016,525)	(39,820,135)	(13,014,245)
Unrealized Depreciation on Investments and Foreign Currency	(144,970,525)	(24,014,595)	(18,878,720)
Other Temporary Differences	–	1	(8)
Total Accumulated Losses	$(329,673,760)	$(61,025,538)	$(31,687,293)

	Global X Funds
	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$2,214,134	$–	$330,847
Capital Loss Carryforwards	(231,930,607)	(50,804,114)	(3,330,550)
Unrealized Depreciation on Investments and Foreign Currency	(168,493,485)	(9,365,417)	(6,144,214)
Other Temporary Differences	3	(5)	(6)
Total Accumulated Losses	$(398,209,955)	$(60,169,536)	$(9,143,923)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2015, the Funds that had capital loss carryforwards are listed below:

	Global X Silver	Global X Gold	Global X	Global X
Expiration Date	Miners ETF	Explorers ETF	Uranium ETF	Lithium ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308

34

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

5. TAX INFORMATION (concluded)

During the fiscal year ended October 31, 2015, the following funds utilized capital loss carryforwards to offset capital gains.

Global X Funds
Global X Lithium ETF	$1,695,799

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$19,717,142	$156,865,918	$176,583,060
Global X Gold Explorers ETF	6,155,815	33,533,344	39,689,159
Global X Copper Miners ETF	2,294,456	10,719,789	13,014,245
Global X Uranium ETF	50,760,288	168,464,521	219,224,809
Global X Lithium ETF	10,348,428	33,126,378	43,474,806
Global X Fertilizers/Potash ETF	941,537	2,389,013	3,330,550

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2016 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X Silver Miners ETF	$277,961,165	$54,370,488	$(18,150,728)	$36,219,760
Global X Gold Explorers ETF	56,055,891	24,328,005	(4,162,860)	20,165,145
Global X Copper Miners ETF	32,126,464	1,027,462	(7,641,882)	(6,614,420)
Global X Uranium ETF	252,848,883	13,049,187	(110,397,060)	(97,347,873)
Global X Lithium ETF	62,242,721	4,440,989	(7,647,150)	(3,206,161)
Global X Fertilizers/Potash ETF	14,520,892	422,087	(5,507,673)	(5,085,586)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

35

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds. A more complete description of risks is included in each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

36

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of April 30, 2016, the value of securities on loan was $20,499,964, $1,692,253, $1,161,982, $7,280,338 and $2,017,188 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $21,725,013, $1,786,045, $1,224,056, $8,384,117 and $1,973,730 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

At April 30, 2016, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
BNP Paribas Prime Brokerage IN	$248,521	$265,400
Cantor Fitzgerald & Co.	47,000	60,000
Citigroup Global Markets INC.	1,785,385	1,900,250
Credit Suisse Sec USA LLC	588,250	601,250
Deutsche Bank Securities INC.	131,097	140,000
Goldman, Sachs & Co.	3,104,150	3,172,750
JP Morgan Clearing Corp	90,170	106,500
Morgan Stanley & Co. LLC	12,220,409	12,861,878
National Financial Services	879,343	943,750
Scotia Capital USA INC.	277,300	354,000
UBS Securities LLC	112,339	119,235
Wells Fargo Securities LLC	1,016,000	1,200,000
Global X Gold Explorers ETF
Deutsche Bank Securities	1,949	2,445
JP Morgan Clearing Corp	1,690,304	1,783,600
Global X Copper Miners ETF
Citigroup Global Markets INC.	141,694	150,043
Credit Suisse Sec USA LLC	97,839	103,682
ING Financial Markets LLC.	124,562	132,000
JP Morgan Clearing Corp	797,887	838,331

37

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

	Market Value	Cash Collateral
Global X Uranium ETF
Cantor Fitzgerald & Co.	$15,345	$27,900
Credit Suisse Sec USA LLC	679,834	751,498
Deutsche Bank Securities	773,095	831,462
Goldman, Sachs & Co.	173,765	193,200
JP Morgan Clearing Corp	956,599	1,018,860
Macquarie Capital (USA) INC	1,011,605	1,250,000
ML Pierce, Fenner & Smith INC	101,161	107,859
Morgan Stanley & Co. LLC	2,090,338	2,594,088
National Financial Services	339,872	374,250
UBS Securities LLC	1,138,724	1,235,000
Global X Lithium ETF
Citigroup Global Markets INC.	1,511,031	1,541,775
JP Morgan Clearing Corp	178,027	198,520
Morgan Stanley & Co. LLC	145,546	166,160
Scotia Capital USA INC.	182,584	195,325

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF and Global X Uranium ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

May 16, 2013:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Uranium ETF	1:3

38

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

9. REVERSE SHARE SPLIT (concluded)

Effective November 18, 2015, the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

November 18, 2015:

Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium ETF	1:2

10. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected PricewaterhouseCoopers LLP (“PwC”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending October 31, 2016. The decision to select PwC was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees on November 13, 2015. During the Global X Funds’ fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of PwC does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Ernst & Young, LLP (“E&Y”). The decision not to renew the engagement of E&Y upon the completion of its audit for the fiscal year ended October 31, 2015 and the completion of related non-audit work, and the selection of PwC to perform the audit for the fiscal year ended October 31, 2016, was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. E&Y’s report on the Global X Funds’ financial statements for the fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015 (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’

39

Notes to Financial Statements (concluded)

April 30, 2016 (Unaudited)

10. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to the April 30th period end, the following investment portfolios of the Trust commenced operations:

Fund Name:	Commenced Operations:
Global X Longevity Thematic ETF	May 4, 2016
Global X Millennials Thematic ETF	May 4, 2016
Global X Health & Wellness Thematic ETF	May 4, 2016

40

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

41

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2015	Ending Account Value 04/30/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,765.80	0.65%	$4.47
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$2,024.00	0.65%	$4.89
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,167.20	0.65%	$3.50
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,051.40	0.69%	$3.52
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47
Global X Lithium ETF
Actual Fund Return	$1,000.00	$1,103.00	0.75%	$3.92
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$938.30	0.69%	$3.33
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period.)

42

Approval of investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 13, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund named in this Semi-Annual report (each a “Renewal Fund” and the “Renewal Funds”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

43

Approval of investment Advisory Agreement (Unaudited) (Continued)

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

Performance

With respect to this factor, the Board considered the performance of each Renewal Fund. It examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds' tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of each Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

44

Approval of investment Advisory Agreement (Unaudited) (Continued)

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with each Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and discussed with the Board its current and expected profitability with respect to each Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by each Renewal Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of Fund shareholders

Comparison of Fees and Services

With respect to this factor, the Board considered:

• comparative information with respect to the Management Fee paid to Global X Management by each Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each Renewal Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds;

• the structure of the unified Management Fee (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each Renewal Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each Renewal Fund and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

• that under the unified Management Fee Structure, Global X Management is responsible for most ordinary expenses of each Renewal Fund, including the costs of various third-party services required by each Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the Renewal Funds and their shareholders to approve the Renewal Agreements.

45

Approval of investment Advisory Agreement (Unaudited) (Continued)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in each Renewal Fund in order to seek to assure that each Renewal Fund is attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each Renewal Fund and its shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

46

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

47

Notes

600 Lexington Avenue, 20th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

Pricewaterhouse Coopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA, 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-0800

Global X China Consumer ETF (ticker: CHIQ)
Global X China Energy ETF (ticker: CHIE)
Global X China Financials ETF (ticker: CHIX)
Global X China Industrials ETF (ticker: CHII)
Global X China Materials ETF (ticker: CHIM)
Global X NASDAQ China Technology ETF (ticker: QQQC)
Global X Southeast Asia ETF (ticker: ASEA)
Global X FTSE Andean 40 ETF (ticker: AND)
Global X MSCI Colombia ETF (ticker: GXG)
Global X Brazil Mid Cap ETF (ticker: BRAZ)
Global X Brazil Consumer ETF (ticker: BRAQ)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK) (formerly Global X FTSE Greece 20 ETF)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X Next Emerging & Frontier ETF (ticker: EMFM)
Global X FTSE Portugal 20 ETF (ticker: PGAL)
Global X MSCI Pakistan ETF (ticker: PAK)

Semi-Annual Report

April 30, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 67.0%
Consumer Goods — 36.0%
ANTA Sports Products	885,796	$2,265,533
Belle International Holdings, Cl A	5,169,796	3,172,308
BYD, Cl H *	728,400	4,291,223
China Yurun Food Group * (A)	1,370,288	234,941
Dongfeng Motor Group, Cl H	3,009,046	3,304,939
Great Wall Motor, Cl H	3,260,697	2,471,626
Guangzhou Automobile Group, Cl H	2,112,617	2,459,255
Hengan International Group	432,449	3,891,216
Li Ning * (A)	1,503,269	655,011
Tingyi Cayman Islands Holding (A)	1,923,125	2,248,588
Tsingtao Brewery, Cl H (A)	349,517	1,324,679
Want Want China Holdings	4,853,809	3,741,785
		30,061,104
Consumer Services — 27.8%
Air China, Cl H	1,792,528	1,363,367
Alibaba Group Holding ADR *	55,323	4,256,552
China Southern Airlines, Cl H	1,701,395	1,070,336
Ctrip.com International ADR *	95,212	4,152,195
E-Commerce China Dangdang ADR, Cl A * (A)	36,158	258,168
Golden Eagle Retail Group (A)	447,647	515,903
GOME Electrical Appliances Holding (A)	11,925,105	1,537,295
Intime Retail Group	1,791,584	1,616,703
JD.com ADR *	146,934	3,755,633
New Oriental Education & Technology Group ADR	40,632	1,591,149
Vipshop Holdings ADR *	226,495	3,089,392
		23,206,693
Industrials — 3.2%
China Resources Beer Holdings	1,233,688	2,716,366
TOTAL CHINA		55,984,163
HONG KONG— 32.7%
Consumer Goods — 19.9%
Biostime International Holdings (A)	187,500	522,095

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
Bosideng International Holdings	1,676,562	$136,162
China Agri-Industries Holdings (A)	2,121,056	730,060
China Foods *	740,713	273,093
China Mengniu Dairy	2,337,552	3,971,657
Li & Fung	4,862,400	3,015,024
Shenzhou International Group Holdings	509,962	2,642,767
Skyworth Digital Holdings	1,872,987	1,226,573
Uni-President China Holdings	1,343,743	1,254,151
WH Group (B)	3,534,600	2,861,508
		16,633,090
Consumer Services — 12.8%
Ajisen China Holdings	346,593	147,444
China Dongxiang Group	3,673,588	757,714
Chow Tai Fook Jewellery Group (A)	1,124,479	782,781
Galaxy Entertainment Group	1,100,500	3,716,947
Melco Crown Entertainment ADR (A)	248,806	3,682,329
Sun Art Retail Group	2,173,525	1,630,732
		10,717,947
TOTAL HONG KONG		27,351,037
TOTAL COMMON STOCK
(Cost $102,555,869)		83,335,200

REPURCHASE AGREEMENTS (C) — 8.4%
Barclays Bank
0.280%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $6,000,140 (collateralized by U.S. Treasury Obligations, ranging in par value $1.00-$1,108,439, 0.000%-6.375%, 05/15/16-08/15/44, with a total market value of $6,120,000)	$6,000,000	6,000,000
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $1,027,072 (collateralized by U.S. Treasury Obligations, par value $1,014,055, 2.250%, 11/30/17 with a total market value of $1,035,553)	1,027,047	1,027,047
TOTAL REPURCHASE AGREEMENTS
(Cost $7,027,047)		7,027,047
TOTAL INVESTMENTS — 108.1%
(Cost $109,582,916)		$90,362,247

Percentages are based on Net Assets of $83,594,499.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $6,564,632.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2016 was $2,861,508 and represents 3.4% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $7,027,047.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Consumer ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,335,200	$—	$—	$83,335,200
Repurchase Agreements	—	7,027,047	—	7,027,047
Total Investments in Securities	$83,335,200	$7,027,047	$—	$90,362,247

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Energy ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 51.6%
Basic Materials — 7.1%
China Coal Energy, Cl H	34,591	$16,410
China Shenhua Energy, Cl H	44,130	74,638
Yanzhou Coal Mining, Cl H	29,475	16,795
		107,843
Consumer Goods — 0.6%
Tianneng Power International *	11,215	9,210
Oil & Gas — 31.3%
China Longyuan Power Group, Cl H	51,526	35,802
China Oilfield Services, Cl H	30,166	26,249
China Petroleum & Chemical, Cl H*	230,827	164,553
Huaneng Renewables, Cl H	57,800	17,138
JA Solar Holdings ADR *	503	4,361
JinkoSolar Holding ADR *	399	8,886
Kunlun Energy	51,305	44,710
PetroChina, Cl H	229,913	169,237
Trina Solar ADR *	559	5,450
		476,386
Utilities — 12.6%
CGN Power, Cl H (A)	137,600	44,168
Datang International Power Generation, Cl H	45,512	12,966
ENN Energy Holdings	12,461	60,962
Huadian Fuxin Energy, Cl H	40,100	8,788
Huadian Power International, Cl H	27,061	13,919
Huaneng Power International, Cl H	70,161	50,379
		191,182
TOTAL CHINA		784,621
HONG KONG— 48.2%
Basic Materials — 0.5%
Shougang Fushan Resources Group	47,315	7,136
Industrials — 2.9%
Beijing Enterprises Holdings	8,393	43,928

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 16.0%
China Gas Holdings	25,237	$36,503
CNOOC	125,985	156,888
GCL-Poly Energy Holdings	200,011	29,909
Shunfeng International Clean Energy *	42,700	8,092
Xinjiang Goldwind Science & Technology, Cl H	7,340	12,131
		243,523
Utilities — 28.8%
Beijing Jingneng Clean Energy, Cl H	34,600	10,972
China Power International Development	54,884	23,561
China Power New Energy Development	66,200	5,206
China Resources Gas Group	13,350	37,861
China Resources Power Holdings	29,531	50,023
CLP Holdings	17,000	157,241
Concord New Energy Group	78,700	4,261
Hong Kong & China Gas	39,033	72,861
Power Assets Holdings	7,240	69,019
Towngas China	16,280	8,458
		439,463
TOTAL HONG KONG		734,050
TOTAL INVESTMENTS — 99.8%
(Cost $2,250,663)		$1,518,671

Percentages are based on Net Assets of $1,521,320.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2016 was $44,168 and represents 2.9% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Financials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 70.7%
Financials — 70.7%
Agile Property Holdings	119,612	$68,154
Agricultural Bank of China, Cl H	2,243,988	812,871
Bank of China, Cl H	2,037,034	832,439
Bank of Communications, Cl H	673,471	426,281
China Citic Bank, Cl H *	717,222	451,199
China Construction Bank, Cl H	2,741,726	1,763,679
China Everbright Bank, Cl H	250,100	113,811
China Galaxy Securities, Cl H	296,300	261,266
China Life Insurance, Cl H	334,340	778,397
China Merchants Bank, Cl H	324,834	714,390
China Minsheng Banking, Cl H	518,655	488,755
China Pacific Insurance Group, Cl H	204,112	720,965
Chongqing Rural Commercial Bank, Cl H	214,867	113,289
CITIC Securities, Cl H	182,796	403,899
Country Garden Holdings	651,897	257,996
Evergrande Real Estate Group	300,761	223,326
Guangzhou R&F Properties	80,093	112,129
Industrial & Commercial Bank of China, Cl H	3,195,537	1,734,287
Longfor Properties	101,438	142,797
PICC Property & Casualty, Cl H	394,742	722,598
Ping An Insurance Group of China, Cl H	174,414	824,044
Shui On Land	289,401	75,734
Sino-Ocean Land Holdings	245,952	110,972
SOHO China	160,259	80,778
TOTAL CHINA		12,234,056
HONG KONG— 29.2%
Financials — 24.6%
Cheung Kong Property Holdings	127,550	875,579
China Everbright	73,841	146,593
China Jinmao Holdings Group	349,258	100,403
China Overseas Land & Investment	263,466	840,610
China Resources Land	229,908	567,864
China Taiping Insurance Holdings *	124,330	254,840
Haitong Securities, Cl H	245,500	408,259
KWG Property Holding	101,285	65,807
New China Life Insurance, Cl H	79,511	260,862
People's Insurance Group of China, Cl H	699,600	283,188

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Poly Property Group	169,507	$45,451
Shenzhen Investment	246,918	99,949
Shimao Property Holdings	99,904	138,577
Sunac China Holdings	155,400	99,764
Yuexiu Property	531,445	77,416
		4,265,162
Industrials — 4.6%
CK Hutchison Holdings	66,450	796,660
TOTAL HONG KONG		5,061,822
TOTAL INVESTMENTS — 99.9%
(Cost $22,796,481)		$17,295,878

Percentages are based on Net Assets of $17,319,230.

*	Non-income producing security.

Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Industrials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
CHINA— 63.6%
Basic Materials — 1.4%
China Zhongwang Holdings	100,788	$50,412
Consumer Goods — 5.3%
BYD, Cl H *	33,414	196,852
Consumer Services — 1.4%
Guangshen Railway, Cl H	101,848	52,912
Industrials — 55.5%
Anhui Conch Cement, Cl H	66,187	175,339
China Communications Construction, Cl H	147,633	178,137
China COSCO Holdings, Cl H	182,532	71,533
China Lesso Group Holdings	68,855	37,991
China National Building Material, Cl H	205,347	106,416
China National Materials	75,556	20,065
China Railway Construction, Cl H	135,141	172,820
China Railway Group, Cl H	220,258	175,475
China Shanshui Cement Group(A) (B)	122,652	4,973
China Shipping Container Lines, Cl H *	260,982	59,886
China Shipping Development, Cl H	81,484	58,089
CRRC	180,413	176,059
Dongfang Electric, Cl H	22,993	17,933
First Tractor, Cl H	28,341	15,966
Haitian International Holdings	45,046	77,117
Harbin Power Equipment, Cl H	44,211	18,181
Hollysys Automation Technologies	3,000	57,510
Jiangsu Expressway, Cl H	87,199	114,883
Metallurgical Corp of China, Cl H	207,601	62,624
Sany Heavy Equipment International Holdings	45,000	8,992
Shanghai Electric Group, Cl H	187,871	78,953
Weichai Power, Cl H	69,388	83,725
Zhejiang Expressway, Cl H	101,710	104,107
Zhuzhou CSR Times Electric, Cl H	30,913	176,738
		2,053,512
TOTAL CHINA		2,353,688

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 32.8%
Consumer Goods — 2.8%
AviChina Industry & Technology, Cl H	148,480	$104,127
Industrials — 28.6%
Beijing Capital International Airport, Cl H	102,041	109,839
China Huarong Energy *	146,129	14,128
China International Marine Containers Group, Cl H	30,280	47,388
China Merchants Holdings International	60,901	181,356
China Resources Cement Holdings	122,221	40,335
China State Construction International Holdings	119,550	186,787
COSCO Pacific	116,200	123,732
Shanghai Industrial Holdings	32,399	73,927
Shenzhen International Holdings	62,706	102,661
Sunny Optical Technology Group	47,824	147,963
Zoomlion Heavy Industry Science and Technology	93,600	31,734
		1,059,850
Oil & Gas — 1.4%
China High Speed Transmission Equipment Group	67,820	52,719
TOTAL HONG KONG		1,216,696
SINGAPORE— 3.0%
Industrials — 3.0%
Yangzijiang Shipbuilding Holdings	152,003	111,962
TOTAL INVESTMENTS — 99.4%
(Cost $5,537,277)		$3,682,346

Percentages are based on Net Assets of $3,703,508.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $4,973 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $4,973 and represented 0.1% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,677,373	$—	$4,973	$3,682,346
Total Investments in Securities	$3,677,373	$—	$4,973	$3,682,346

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2015	$922,853
Transfers out of Level 3	(331,086)
Net sales	(355,141)
Realized loss	(185,283)
Change in unrealized appreciation (depreciation)	(46,370)
Ending Balance as of April 30, 2016	$4,973

For the period ended April 30, 2016, the transfers out of Level 3 were due to the changes in availability of observable inputs to determine fair value. Transfers between levels are receognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of April 30, 2016 is $(46,370).

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Materials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 62.3%
Basic Materials — 57.7%
Aluminum Corp of China, Cl H *	181,439	$60,813
Angang Steel, Cl H	107,324	50,914
China BlueChemical	185,209	42,976
China Hongqiao Group	91,042	66,780
China Molybdenum, Cl H(A)	342,454	57,391
Dongyue Group(A) (B)	104,857	17,593
Fosun International	43,150	59,965
Jiangxi Copper, Cl H	50,891	62,259
Maanshan Iron & Steel, Cl H *	176,825	40,803
Real Gold Mining *(A) (B)	97,864	1
Sinofert Holdings	176,730	24,150
Sinopec Shanghai Petrochemical, Cl H	131,850	64,929
Sinopec Yizheng Chemical Fibre, Cl H *	216,414	47,428
Zhaojin Mining Industry	80,484	68,789
Zijin Mining Group, Cl H	204,059	67,606
		732,397
Industrials — 4.6%
BBMG, Cl H	78,820	57,917
TOTAL CHINA		790,314
HONG KONG— 35.6%
Basic Materials — 23.3%
China Lumena New Materials *(A) (B)	80,850	130
China Precious Metal Resources Holdings *	778,400	24,986
China Silver Group	75,600	16,860
Fufeng Group	108,554	34,006
G-Resources Group	2,179,600	50,014
Kingboard Chemical Holdings	35,100	67,691
Nine Dragons Paper Holdings	82,070	59,141
Yingde Gases	114,879	42,799
		295,627
Industrials — 12.3%
Citic Pacific	40,200	58,871
TCC International Holdings	256,840	51,651
West China Cement	215,260	45,510
		156,032
TOTAL HONG KONG		451,659

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2016 (Unaudited)

Global X China Materials ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 1.7%
Basic Materials — 1.7%
Midas Holdings *	98,366	$20,858
TOTAL INVESTMENTS — 99.6%
(Cost $2,209,847)		$1,262,831

Percentages are based on Net Assets of $1,268,194.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $75,115 and represents 5.9% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $17,724 and represented 1.4% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,187,716	$57,391	$17,724	$1,262,831
Total Investments in Securities	$1,187,716	$57,391	$17,724	$1,262,831

(1) Please see Note 2 in Notes to the Financial Statements for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2015	$668
Transfers into Level 3	17,593
Net sales	(536)
Realized loss	(66,598)
Change in unrealized appreciation (depreciation)	66,597
Ending Balance as of April 30, 2016	$17,724

For the period ended April 30, 2016, the transfers in and out of Level 3 were due to the changes in availability of observable inputs to determine fair value. Transfers between levels are receognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of April 30, 2016 is $66,597.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2016 (Unaudited)

Global X NASDAQ China Technology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 65.9%
Technology — 65.9%
21Vianet Group ADR *	20,250	$408,544
500.com ADR, Cl A *	8,015	150,602
Autohome ADR *	11,879	351,143
Baidu ADR *	5,570	1,082,251
Baozun ADR *	1,385	8,005
China Communications Services, Cl H	325,603	154,046
China Finance Online ADR *	7,763	43,628
Coolpad Group*	980,615	194,677
Eastern Communications, Cl B *	105,219	80,493
Kingdee International Software Group	688,049	224,406
Lenovo Group	1,157,083	920,332
NetEase ADR	7,175	1,009,523
Semiconductor Manufacturing International *	8,430,144	695,521
Shanghai Baosight Software, Cl B	42,145	158,971
Shanghai Potevio, Cl B *	46,055	85,386
Sohu.com *	10,708	481,110
Tencent Holdings	52,935	1,084,331
Travelsky Technology, Cl H	120,255	224,164
YY ADR *	9,272	582,467
ZTE, Cl H	278,903	435,763
TOTAL CHINA		8,375,363
HONG KONG— 27.7%
Technology — 27.7%
Alibaba Health Information Technology *	910,809	616,427
ASM Pacific Technology	60,203	434,611
BYD Electronic International *	290,381	166,580
China Electronics Holdings *	307,000	91,421
China Public Procurement *	3,387,400	62,445
Chinasoft International *	576,186	209,463
Digital China Holdings *	303,278	209,947
FIH Mobile	873,959	375,172
Heng Xin China Holdings *	1,154,600	31,406
HKBN	263,400	324,615
Hua Hong Semiconductor * (A)	118,000	118,955
National Agricultural Holdings *	382,700	84,363
New Sports Group *	3,297,000	80,329
PAX Global Technology	237,760	205,663
Suncorp Technologies *	4,492,500	72,972

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2016 (Unaudited)

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
VTech Holdings	43,022	$444,795
TOTAL HONG KONG		3,529,164
UNITED STATES— 6.3%
Technology — 6.3%
NQ Mobile ADR, Cl A *	28,446	145,075
SINA *	11,297	565,867
Weibo ADR *	3,495	85,522
TOTAL UNITED STATES		796,464
TOTAL INVESTMENTS — 99.9%
(Cost $13,186,076)		$12,700,991

Percentages are based on Net Assets of $12,719,081.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2016 was $118,955 and represents 0.9% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Southeast Asia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
INDONESIA— 18.8%
Consumer Goods — 5.4%
Astra International	838,501	$427,580
Gudang Garam	19,190	100,766
Unilever Indonesia	47,666	153,881
		682,227
Financials — 9.0%
Bank Central Asia	511,576	506,223
Bank Mandiri	389,280	284,846
Bank Rakyat Indonesia Persero	448,540	352,016
		1,143,085
Telecommunications — 4.4%
Telekomunikasi Indonesia ADR	10,523	561,612
TOTAL INDONESIA		2,386,924
MALAYSIA— 26.9%
Basic Materials — 1.6%
Petronas Chemicals Group	120,024	206,159
Financials — 11.1%
CIMB Group Holdings	227,575	272,053
Malayan Banking	224,931	514,177
Public Bank	130,209	623,297
		1,409,527
Health Care — 1.5%
IHH Healthcare	116,380	195,134
Industrials — 2.1%
Sime Darby	137,196	270,423
Oil & Gas — 1.5%
Petronas Gas	33,159	186,570

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 4.8%
Axiata Group	187,488	$271,165
DiGi.Com	155,500	175,144
Maxis	110,006	157,695
		604,004
Utilities — 4.3%
Tenaga Nasional	147,705	542,952
TOTAL MALAYSIA		3,414,769
PHILIPPINES— 6.8%
Consumer Goods — 1.3%
JG Summit Holdings	95,460	165,929
Consumer Services — 2.1%
SM Investments	13,277	267,310
Financials — 2.5%
Ayala Land	220,070	162,633
SM Prime Holdings	326,700	157,819
		320,452
Telecommunications — 0.9%
Philippine Long Distance Telephone ADR	3,218	118,744
TOTAL PHILIPPINES		872,435
SINGAPORE— 32.4%
Consumer Goods — 1.9%
Wilmar International	87,701	242,082
Consumer Services — 2.5%
Jardine Cycle & Carriage	4,598	132,119
Singapore Airlines	20,993	179,621
		311,740
Financials — 21.1%
CapitaLand	105,778	244,760
DBS Group Holdings	74,623	848,361
Oversea-Chinese Banking	136,196	888,687
United Overseas Bank	50,337	696,602
		2,678,410
Telecommunications — 6.9%
Singapore Telecommunications	306,454	880,110
TOTAL SINGAPORE		4,112,342
THAILAND— 14.5%
Consumer Services — 1.9%
CP ALL NVDR	183,573	240,437
Financials — 4.5%
Bangkok Bank NVDR	19,701	92,498
Kasikornbank NVDR	48,628	231,098

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Siam Commercial Bank NVDR	64,791	$247,627
		571,223
Industrials — 3.0%
Airports of Thailand NVDR	17,800	199,760
Siam Cement NVDR	12,496	174,579
		374,339
Oil & Gas — 3.4%
PTT Exploration & Production NVDR	58,210	125,402
PTT PCL NVDR	35,564	309,518
		434,920
Telecommunications — 1.7%
Advanced Info Service NVDR	49,501	221,075
TOTAL THAILAND		1,841,994
TOTAL INVESTMENTS — 99.4%
(Cost $14,634,151)		$12,628,464

Percentages are based on Net Assets of $12,698,807.

ADR — American Depositary Receipt NVDR — Non-Voting Depositary Receipt

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Andean 40 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.0%
CHILE— 42.1%
Basic Materials — 4.5%
CAP	2,851	$10,169
Empresas CMPC	42,219	94,384
Sociedad Quimica y Minera de Chile ADR	3,461	72,093
		176,646
Consumer Goods — 2.5%
Cia Cervecerias Unidas ADR	2,795	62,664
Vina Concha y Toro	20,600	34,603
		97,267
Consumer Services — 8.8%
Cencosud	42,840	115,180
Latam Airlines Group ADR *	12,594	90,425
SACI Falabella	18,435	142,720
		348,325
Financials — 9.6%
Banco de Chile ADR	1,486	97,868
Banco de Chile	3,889	427
Banco de Credito e Inversiones	1,826	78,544
Banco Santander Chile ADR	5,886	114,188
Parque Arauco	21,144	40,959
Sociedad Matriz Banco de Chile, Cl B	174,650	49,640
		381,626
Oil & Gas — 3.6%
Empresas COPEC	14,279	142,681
Technology — 0.9%
Sonda	17,334	34,626

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.9%
ENTEL Chile	4,105	$35,822
Utilities — 11.3%
AES Gener	95,311	47,786
Aguas Andinas, Cl A	115,732	67,077
Colbun	266,246	71,772
E.CL	19,392	33,698
Empresa Nacional de Electricidad ADR	3,478	96,862
Enersis ADR	14,882	127,390
		444,585
TOTAL CHILE		1,661,578
COLOMBIA— 28.9%
Consumer Goods — 2.7%
Grupo Nutresa	11,725	106,875
Consumer Services — 1.8%
Almacenes Exito	12,674	71,181
Financials — 12.3%
BanColombia ADR	4,955	191,709
Financiera Colombiana	6,017	81,377
Grupo Aval Acciones y Valores ADR	4,048	32,748
Grupo de Inversiones Suramericana	13,297	179,475
		485,309
Industrials — 5.3%
Cementos Argos	22,172	90,013
Grupo Argos	18,286	120,522
		210,535
Oil & Gas — 3.6%
Ecopetrol ADR	13,980	138,961
Pacific Exploration and Production *	17,926	3,415
		142,376
Utilities — 3.2%
Interconexion Electrica	18,802	57,347
Isagen *	46,290	66,618
		123,965
TOTAL COLOMBIA		1,140,241
PERU— 18.8%
Basic Materials — 8.7%
Cia de Minas Buenaventura ADR *	10,792	109,539
Southern Copper	7,912	234,749
		344,288
Financials — 10.1%
Credicorp	1,056	153,194

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Credicorp Ltd.	1,670	$242,851
		396,045
TOTAL PERU		740,333
UNITED STATES— 5.2%
Financials — 1.5%
Itau CorpBanca ADR	4,382	59,420
Utilities — 3.7%
Endesa Americas ADR	3,478	49,144
Enersis Chile ADR *	14,882	94,798
		143,942
TOTAL UNITED STATES		203,362
TOTAL COMMON STOCK
(Cost $5,448,252)		3,745,514

PREFERRED STOCK — 4.6%
CHILE— 0.7%
Consumer Goods — 0.7%
Embotelladora Andina	8,720	29,501
COLOMBIA— 3.9%
Financials — 2.8%
Banco Davivienda	5,690	53,541
Grupo Aval Acciones y Valores	134,171	55,975
		109,516
Industrials — 1.1%
Grupo Argos	7,080	43,437
TOTAL COLOMBIA		152,953
TOTAL PREFERRED STOCK
(Cost $235,722)		182,454
TOTAL INVESTMENTS — 99.6%
(Cost $5,683,974)		$3,927,968

Percentages are based on Net Assets of $3,945,098.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Colombia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 88.6%
COLOMBIA— 88.6%
Basic Materials — 2.8%
Mineros	2,907,298	$2,466,576
Consumer Goods — 4.8%
Grupo Nutresa	470,578	4,289,380
Consumer Services — 4.8%
Almacenes Exito	759,793	4,267,243
Financials — 33.2%
Banco de Bogota	13,777	304,192
BanColombia ADR	350,199	13,549,199
Bolsa de Valores de Colombia	344,184,916	2,159,904
Celsia ESP	2,544,835	3,434,867
Financiera Colombiana	90,109	1,218,761
Grupo Aval Acciones y Valores	286,711	121,624
Grupo Aval Acciones y Valores ADR	193,001	1,561,378
Grupo de Inversiones Suramericana	532,650	7,189,393
Interbolsa *(A) (B)	1,320,603	463
		29,539,781
Industrials — 15.4%
Cementos Argos	792,511	3,217,388
Cemex Latam Holdings *	996,436	4,562,282
Construcciones El Condor	5,402,396	2,272,779
Grupo Argos	556,905	3,670,528
		13,722,977
Oil & Gas — 10.6%
Canacol Energy *	1,098,279	3,533,502
Ecopetrol ADR	531,133	5,279,462
Pacific Exploration and Production *	3,301,300	628,791
		9,441,755
Telecommunications — 2.7%
Empresa de Telecomunicaciones de Bogota	11,077,800	2,369,043

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 14.3%
Empresa de Energia de Bogota	5,751,476	$3,730,273
Interconexion Electrica	1,319,833	4,025,574
Isagen *	3,436,038	4,944,936
		12,700,783
TOTAL COMMON STOCK
(Cost $93,632,134)		78,797,538

PREFERRED STOCK — 11.0%
COLOMBIA— 11.0%
Consumer Services — 3.1%
Avianca Holdings	3,735,526	2,737,081
Financials — 7.2%
Banco Davivienda	416,190	3,916,190
Grupo Aval Acciones y Valores	1,431,941	597,395
Grupo de Inversiones Suramericana	141,463	1,884,586
		6,398,171
Industrials — 0.7%
Grupo Argos	100,438	616,206
TOTAL PREFERRED STOCK
(Cost $11,331,679)		9,751,458
TOTAL INVESTMENTS — 99.6%
(Cost $104,963,813)		$88,548,996

Percentages are based on Net Assets of $88,926,207.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $463 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $463 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$78,797,075	$—	$463	$78,797,538
Preferred Stock	9,751,458	—	—	9,751,458
Total Investments in Securities	$88,548,533	$—	$463	$88,548,996

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Brazil Mid Cap ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.2%
BRAZIL— 94.2%
Basic Materials — 10.0%
Cia Siderurgica Nacional ADR	42,607	$161,055
Fibria Celulose ADR	16,134	142,947
Gerdau ADR	30,244	67,444
		371,446
Consumer Goods — 6.2%
Cosan Industria e Comercio	4,643	42,679
Hypermarcas *	11,527	102,216
M Dias Branco	1,266	28,579
Natura Cosmeticos	5,069	37,458
Sao Martinho	1,509	19,560
		230,492
Consumer Services — 13.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,381	64,182
Kroton Educacional	46,750	173,680
Localiza Rent a Car	4,572	44,424
Lojas Renner	19,825	118,635
Raia Drogasil	6,650	106,992
		507,913
Financials — 18.7%
BM&F Bovespa	50,706	251,561
BR Malls Participacoes	14,201	70,124
CETIP - Mercados Organizados	7,112	86,891
Grupo BTG Pactual, Cl Miscellaneous	29,977	169,222
Multiplan Empreendimentos Imobiliarios	2,437	41,879
Porto Seguro	2,926	23,555
Sul America	10,585	50,827
		694,059

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — 0.7%
Odontoprev	8,110	$24,888
Industrials — 11.4%
CCR	27,217	126,431
Embraer ADR	2,988	69,023
Klabin	29,374	149,645
WEG	17,700	77,965
		423,064
Technology — 0.8%
TOTVS	3,566	29,048
Telecommunications — 4.1%
Tim Participacoes ADR	13,726	152,221
Utilities — 28.6%
Centrais Eletricas Brasileiras ADR *	32,056	70,844
Cia de Saneamento Basico do Estado de Sao Paulo ADR	19,472	148,766
Cia Energetica de Minas Gerais ADR	22,047	43,212
Cia Paranaense de Energia ADR	3,395	28,077
CPFL Energia ADR*	15,182	175,808
EDP - Energias do Brasil	7,224	26,566
Equatorial Energia	5,850	71,675
Tractebel Energia	6,287	69,287
Transmissora Alianca de Energia Eletrica	10,610	61,800
Ultrapar Participacoes ADR	17,429	365,660
		1,061,695
TOTAL COMMON STOCK
(Cost $4,506,606)		3,494,826

PREFERRED STOCK — 5.1%
BRAZIL— 5.1%
Basic Materials — 2.9%
Braskem	4,720	33,662
Suzano Papel e Celulose	19,660	75,032
		108,694
Consumer Services — 2.2%
Lojas Americanas	17,531	81,283
TOTAL PREFERRED STOCK
(Cost $204,175)		189,977

CORPORATE OBLIGATION — 0.2%
Hypermarcas
11.300%, 10/15/18 (A)(B)
(Cost $14,761)	$24,583	7,242
TOTAL INVESTMENTS — 99.5%
(Cost $4,725,542)		$3,692,045

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Brazil Mid Cap ETF

Percentages are based on Net Assets of $3,710,620.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $7,242 and represented 0.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $7,242 and represents 0.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,494,826	$—	$—	$3,494,826
Preferred Stock	189,977	—	—	189,977
Corporate Obligation	—	—	7,242	7,242
Total Investments in Securities	$3,684,803	$—	$7,242	$3,692,045

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Brazil Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.0%
BRAZIL— 93.0%
Consumer Goods — 50.9%
AMBEV ADR	28,958	$161,875
Arezzo Industria e Comercio	7,582	54,424
BRF ADR	9,891	140,650
Cia Hering	24,753	102,863
Cosan, Cl A	29,385	158,092
Cosan Industria e Comercio	21,847	200,819
Grendene	14,777	72,540
Hypermarcas *	26,030	230,821
JBS	38,856	102,128
M Dias Branco	7,518	169,715
Marfrig Alimentos *	46,416	86,354
Minerva *	17,705	55,052
Natura Cosmeticos	23,206	171,483
Sao Martinho	8,717	112,992
SLC Agricola	8,306	37,525
		1,857,333
Consumer Services — 42.1%
B2W Cia Digital *	20,384	80,926
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,023	146,837
CVC Brasil Operadora e Agencia de Viagens	13,360	72,476
Estacio Participacoes	36,370	126,053
Kroton Educacional	53,468	198,638
Localiza Rent a Car	20,161	195,896
Lojas Renner	29,215	174,826
Multiplus	8,152	88,801
Raia Drogasil	13,002	209,190
Smiles	9,261	107,456
Via Varejo	76,434	137,328
		1,538,427
TOTAL COMMON STOCK
(Cost $4,481,666)		3,395,760

PREFERRED STOCK — 6.3%
BRAZIL— 6.3%
Consumer Goods — 1.7%
Alpargatas	23,158	62,613

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Brazil Consumer ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Consumer Services — 4.6%
Lojas Americanas	35,882	$166,372
TOTAL PREFERRED STOCK
(Cost $212,898)		228,985

CORPORATE OBLIGATION — 0.3%
Hypermarcas
11.300%, 10/15/18(A) (B)
(Cost $21,016)	$35,000	10,310
TOTAL INVESTMENTS — 99.6%
(Cost $4,715,580)		$3,635,055

Percentages are based on Net Assets of $3,651,017.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $10,310 and represented 0.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $10,310 and represents 0.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,395,760	$—	$—	$3,395,760
Preferred Stock	228,985	—	—	228,985
Corporate Obligation	—	—	10,310	10,310
Total Investments in Securities	$3,624,745	$—	$10,310	$3,635,055

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Argentina ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 72.6%
Basic Materials — 17.0%
Tenaris ADR	436,952	$11,828,291
Consumer Goods — 2.0%
Cresud SACIF y A ADR *	132,849	1,393,586
Consumer Services — 16.3%
Arcos Dorados Holdings, Cl A	579,714	2,405,813
Grupo Clarin GDR, Cl B	116,583	2,215,077
MercadoLibre	53,902	6,731,821
		11,352,711
Financials — 15.7%
Banco Macro ADR*	53,670	3,361,352
BBVA Banco Frances ADR*	128,549	2,712,384
Grupo Financiero Galicia ADR	110,867	3,156,383
IRSA Inversiones y Representaciones ADR *	111,909	1,659,610
		10,889,729
Oil & Gas — 13.5%
Petrobras Argentina ADR	293,039	1,887,171
Transportadora de Gas del Sur ADR*	292,966	1,828,108
YPF ADR	281,812	5,678,512
		9,393,791
Telecommunications — 4.5%
Telecom Argentina ADR	166,275	3,112,668
Utilities — 3.6%
Empresa Distribuidora Y Comercializadora Norte ADR *	32,154	506,747
Pampa Energia ADR *	97,535	1,995,566
		2,502,313
TOTAL ARGENTINA		50,473,089

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 9.1%
Basic Materials — 6.7%
Pan American Silver	28,761	$450,685
Pan American Silver ^	131,137	2,059,289
Silver Standard Resources *	230,019	2,159,878
		4,669,852
Industrials — 2.4%
Finning International	93,046	1,656,495
TOTAL CANADA		6,326,347
CHILE— 6.5%
Consumer Goods — 4.2%
Cia Cervecerias Unidas ADR	64,587	1,448,040
Embotelladora Andina ADR, Cl B	73,348	1,499,967
		2,948,007
Consumer Services — 2.3%
Cencosud	595,050	1,599,852
TOTAL CHILE		4,547,859
LUXEMBOURG— 3.6%
Consumer Goods — 3.6%
Adecoagro *	234,703	2,501,934
MEXICO— 2.2%
Consumer Goods — 2.2%
Arca Continental	217,637	1,507,898
SPAIN— 2.2%
Industrials — 2.2%
Prosegur Cia de Seguridad	262,070	1,515,810
UNITED STATES— 3.7%
Technology — 3.7%
Globant *	72,056	2,557,268
TOTAL INVESTMENTS — 99.9%
(Cost $65,798,648)		$69,430,205

Percentages are based on Net Assets of $69,503,746.

*	Non-income producing security.
^	Traded on the U.S. Stock Exchange.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Argentina ETF

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Greece ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
GREECE— 90.2%
Basic Materials — 2.2%
Mytilineos Holdings	722,903	$2,897,905
Mytilineos Holdings ADR	626,200	2,510,248
		5,408,153
Consumer Goods — 5.7%
JUMBO	770,944	10,127,967
JUMBO ADR *	340,000	3,910,000
		14,037,967
Consumer Services — 13.4%
Aegean Airlines	547,025	5,018,521
FF Group	222,767	4,592,608
FF Group ADR	240,300	4,954,073
OPAP	1,605,455	12,136,070
OPAP ADR	1,804,900	6,373,102
		33,074,374
Financials — 35.7%
Alpha Bank AE *	16,123,524	35,271,940
Eurobank Ergasias *	16,229,463	13,755,358
Hellenic Exchanges - Athens Stock Exchange	1,057,025	6,029,074
National Bank of Greece *	53,608,322	15,963,994
Piraeus Bank *	56,007,179	16,678,349
		87,698,715
Industrials — 12.0%
Aegean Marine Petroleum Network (A)	613,912	4,935,852
Ellaktor *	2,222,484	3,232,797
Metka	366,354	2,802,937
Metka ADR	130,000	994,617

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Titan Cement	230,635	$5,256,713
Titan Cement ADR *	539,800	6,151,669
Tsakos Energy Navigation	1,010,463	6,426,545
		29,801,130
Oil & Gas — 3.8%
Motor Oil Hellas Corinth Refineries	440,532	5,025,425
Motor Oil Hellas Corinth Refineries ADR	768,300	4,382,229
		9,407,654
Real Estate Investment Trusts — 2.5%
Grivalia Properties	722,100	6,202,898
Telecommunications — 11.1%
Hellenic Telecommunications Organization	2,823,206	27,388,105
Utilities — 3.8%
Athens Water Supply & Sewage	701,167	3,734,311
Public Power	1,663,418	5,582,195
		9,316,506
TOTAL GREECE		222,335,502
MONACO— 6.1%
Industrials — 6.1%
GasLog (A)	689,978	8,838,618
GasLog Partners	345,927	6,195,553
TOTAL MONACO		15,034,171
UNITED STATES— 3.6%
Industrials — 3.6%
Capital Product Partners	1,479,767	4,143,348
Dorian LPG *	461,683	4,690,699
TOTAL UNITED STATES		8,834,047
TOTAL COMMON STOCK
(Cost $291,521,455)		246,203,720

U.S. TREASURY OBLIGATION — 14.2%
United States Treasury Bill
0.110%, 05/12/16 (B)
(Cost $34,998,824)	$35,000,000	34,998,600

REPURCHASE AGREEMENT (C) — 1.9%
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $4,835,867 (collateralized by U.S. Treasury Obligations, par value
$4,774,578, 2.250%, 11/30/17 with a total market value of $1,035,553)
(Cost $4,835,750)	4,835,750	4,835,750
TOTAL INVESTMENTS — 116.0%
(Cost $331,356,029)		$286,038,070

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Greece ETF

Percentages are based on Net Assets of $246,530,426.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $4,550,847.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $4,835,750.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$246,203,720	$—	$—	$246,203,720
U.S. Treasury Obligation	—	34,998,600	—	34,998,600
Repurchase Agreement	—	4,835,750	—	4,835,750
Total Investments in Securities	$246,203,720	$39,834,350	$—	$286,038,070

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Norway ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
NORWAY— 97.4%
Basic Materials — 9.8%
Borregaard	134,797	$1,008,590
Norsk Hydro (A)	1,060,390	4,612,996
Yara International	130,093	5,208,664
		10,830,250
Consumer Goods — 14.7%
Austevoll Seafood	155,618	1,309,322
Bakkafrost P	45,025	1,593,028
Kongsberg Automotive Holding *	669,493	541,258
Leroy Seafood Group	32,660	1,593,992
Marine Harvest	296,717	4,617,117
Orkla (A)	581,693	5,078,395
Salmar (A)	62,813	1,560,116
		16,293,228
Consumer Services — 7.3%
Europris * (B)	138,039	642,851
Norwegian Air Shuttle * (A)	34,121	1,572,074
Schibsted, Cl A (A)	71,700	2,091,604
Schibsted, Cl B *	85,456	2,429,214
XXL (B)	115,544	1,395,450
		8,131,193
Financials — 19.6%
Aker, Cl A (A)	38,470	793,063
DnB (A)	814,624	10,430,214
Entra (B)	106,610	1,006,211
Gjensidige Forsikring	225,508	3,861,923
Norwegian Property	449,168	501,471
Protector Forsikring	85,209	833,323
Selvaag Bolig	103,158	335,646

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sparebank 1 Nord Norge	142,539	$667,348
SpareBank 1 SMN	160,700	987,867
Storebrand *	556,988	2,358,035
		21,775,101
Industrials — 5.9%
Avance Gas Holding (A) (B)	52,490	357,871
BW LPG (B)	103,750	623,607
Frontline	91,964	764,620
Golden Ocean Group *	388,253	344,745
Hexagon Composites	156,400	477,803
Hoegh LNG Holdings	78,518	916,589
IDEX * (A)	547,307	567,538
Ocean Yield	78,907	534,059
Stolt-Nielsen	48,740	644,633
Thin Film Electronics *	1,290,469	676,297
Wilh Wilhelmsen, Cl B	117,327	625,076
		6,532,838
Oil & Gas — 27.0%
Akastor	388,895	540,913
Aker Solutions	224,186	860,289
BW Offshore	1,659,070	362,622
Det Norske Oljeselskap *	146,872	1,311,430
DNO International * (A)	915,784	1,057,109
Fred Olsen Energy	102,160	442,776
Petroleum Geo-Services (A)	304,790	1,078,377
ProSafe	407,570	246,495
REC Silicon *	4,002,794	879,861
Scatec Solar (B)	110,310	486,318
Statoil	983,899	17,387,325
Subsea 7	306,024	2,816,119
Tanker Investments *	52,409	423,055
TGS Nopec Geophysical	122,080	2,042,159
		29,934,848
Technology — 3.4%
Atea	105,283	987,149
Nordic Semiconductor * (A)	219,444	1,276,764
Opera Software (A)	183,420	1,498,822
		3,762,735
Telecommunications — 9.7%
Telenor	623,606	10,733,735
TOTAL NORWAY		107,993,928

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 2.0%
Oil & Gas — 2.0%
Seadrill *	463,638	$2,248,996
TOTAL COMMON STOCK
(Cost $136,868,783)		110,242,924

REPURCHASE AGREEMENTS (C) — 21.5%
Barclays Bank
0.280%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $22,000,513 (collateralized by U.S. Treasury Obligations, ranging on par value $18-$5,773,114, 0.000%-6.375%, 05/15/16-08/15/44 with a total market value of $22,440,000)	$22,000,000	22,000,000
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price $1,830,637 (collateralized by U.S. Treasury Obligations, par value $1,807,436, 2.250%, 11/30/17 with a total market value of $1,845,754)	1,830,593	1,830,593
TOTAL REPURCHASE AGREEMENTS
(Cost $23,830,593)		23,830,593
TOTAL INVESTMENTS — 120.9%
(Cost $160,699,376)		$134,073,517

Percentages are based on Net Assets of $110,926,638.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $23,080,591.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2016 was $4,512,308 and represents 4.1% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $23,830,593.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$110,242,924	$—	$—	$110,242,924
Repurchase Agreements	—	23,830,593	—	23,830,593
Total Investments in Securities	$110,242,924	$23,830,593	$—	$134,073,517

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Nordic Region ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.5%
DENMARK— 30.1%
Consumer Goods — 4.2%
Carlsberg, Cl B	8,516	$829,544
Pandora	9,127	1,185,416
		2,014,960
Financials — 3.7%
Danske Bank	62,023	1,754,278
Health Care — 20.7%
Coloplast, Cl B	8,001	600,109
Novo Nordisk ADR	151,744	8,465,798
Novozymes, Cl B	18,080	866,676
		9,932,583
Industrials — 1.5%
A P Moller - Maersk, Cl B	511	718,733
TOTAL DENMARK		14,420,554
FINLAND— 13.3%
Financials — 3.5%
Sampo, Cl A	38,341	1,674,427
Industrials — 3.0%
Kone, Cl B	30,864	1,408,340
Technology — 5.7%
Nokia ADR (A)	467,713	2,745,475
Utilities — 1.1%
Fortum	35,289	531,902
TOTAL FINLAND		6,360,144

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 8.4%
Basic Materials — 1.2%
Yara International	13,997	$560,412
Financials — 2.3%
DnB	86,706	1,110,159
Oil & Gas — 2.9%
Statoil ADR	77,672	1,366,251
Telecommunications — 2.0%
Telenor	56,026	964,340
TOTAL NORWAY		4,001,162
SWEDEN— 46.7%
Consumer Goods — 3.2%
Svenska Cellulosa, Cl B	48,543	1,530,271
Consumer Services — 5.8%
Hennes & Mauritz, Cl B	77,715	2,765,693
Financials — 17.5%
Investor, Cl B	36,761	1,350,394
Nordea Bank	259,805	2,524,391
Skandinaviska Enskilda Banken, Cl A	117,875	1,126,964
Svenska Handelsbanken, Cl A	117,241	1,562,248
Swedbank, Cl A	85,135	1,838,015
		8,402,012
Industrials — 12.3%
Assa Abloy, Cl B	76,427	1,604,286
Atlas Copco, Cl A	50,303	1,302,964
Sandvik	87,061	894,219
SKF, Cl B	30,069	554,345
Volvo, Cl B	125,653	1,472,291
		5,828,105
Technology — 5.8%
Ericsson ADR	243,264	1,968,006
Hexagon, Cl B	20,630	823,405
		2,791,411
Telecommunications — 2.1%
TeliaSonera	210,021	1,003,971
TOTAL SWEDEN		22,321,463
TOTAL COMMON STOCK
(Cost $47,301,755)		47,103,323

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Nordic Region ETF

	Face Amount	Value
REPURCHASE AGREEMENT (B) — 1.9%
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price
$923,147 (collateralized by U.S. Treasury Obligations, par value
$911,447, 2.250%, 11/30/17 with a total market value of $930,770)
(Cost $923,125)	$923,125	$923,125
TOTAL INVESTMENTS — 100.4%
(Cost $48,224,880)		$48,026,448

Percentages are based on Net Assets of $47,813,976.

(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $874,384.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $923,125.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,103,323	$—	$—	$47,103,323
Repurchase Agreement	—	923,125	—	923,125
Total Investments in Securities	$47,103,323	$923,125	$—	$48,026,448

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Nigeria ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
NIGERIA— 99.9%
Consumer Goods — 39.9%
Flour Mills of Nigeria	6,703,048	$707,179
Guinness Nigeria	1,615,651	740,903
Nestle Nigeria	498,421	1,540,610
Nigerian Breweries	7,025,083	4,090,112
PZ Cussons Nigeria	4,966,968	533,004
Unilever Nigeria	5,818,554	897,703
		8,509,511
Financials — 44.7%
Access Bank	42,693,780	868,675
Diamond Bank *	56,895,995	397,314
Ecobank Transnational *	12,433,296	935,698
FBN Holdings	49,205,415	889,925
Guaranty Trust Bank	24,002,998	2,022,257
Stanbic IBTC Holdings	12,643,523	879,743
Transnational Corp of Nigeria	97,789,672	486,369
UAC of Nigeria	6,751,107	611,517
United Bank for Africa	55,332,362	945,140
Zenith Bank	23,626,100	1,507,418
		9,544,056
Industrials — 9.7%
Dangote Cement	1,553,381	1,275,169
Lafarge Africa	2,331,320	796,315
		2,071,484
Oil & Gas — 5.6%
Forte Oil	545,282	587,195
Oando *	26,542,681	608,062
		1,195,257
TOTAL INVESTMENTS — 99.9%
(Cost $30,876,480)		$21,320,308

Percentages are based on Net Assets of $21,351,082.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Nigeria ETF

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
ARGENTINA— 2.6%
Consumer Services — 1.4%
MercadoLibre	1,475	$184,213
Oil & Gas — 1.2%
YPF ADR	7,765	156,465
TOTAL ARGENTINA		340,678
AUSTRALIA— 1.1%
Oil & Gas — 1.1%
Oil Search	27,627	148,217
BANGLADESH— 1.0%
Health Care — 0.3%
Square Pharmaceuticals	13,114	42,400
Telecommunications — 0.7%
GrameenPhone	26,500	83,312
TOTAL BANGLADESH		125,712
CANADA— 2.8%
Basic Materials — 2.8%
Endeavour Mining *	3,392	45,738
First Quantum Minerals	9,897	84,463
Turquoise Hill Resources *	24,150	72,300
Yamana Gold	33,756	167,092
TOTAL CANADA		369,593

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
CHILE— 4.5%
Basic Materials — 0.2%
Empresas CMPC	10,400	$23,250
Consumer Services — 1.5%
Cencosud	7,400	19,896
Latam Airlines Group *	9,160	65,425
SACI Falabella	15,780	122,165
		207,486
Financials — 0.4%
Banco de Chile	241,999	26,539
Banco Santander Chile	508,200	24,462
		51,001
Oil & Gas — 0.2%
Empresas COPEC	2,210	22,083
Utilities — 2.2%
AES Gener	19,700	9,877
Empresa Nacional de Electricidad	101,749	93,680
Endesa Americas *	101,749	47,706
Enersis	461,553	78,452
Enersis Chile *	461,553	56,543
		286,258
TOTAL CHILE		590,078
CHINA— 0.2%
Oil & Gas — 0.2%
SPT Energy Group	276,200	21,007
COLOMBIA— 0.6%
Consumer Services — 0.1%
Almacenes Exito	1,430	8,031
Financials — 0.1%
Grupo de Inversiones Suramericana	1,171	15,806
Industrials — 0.1%
Cementos Argos	4,646	18,862
Oil & Gas — 0.3%
Ecopetrol	69,448	34,451
TOTAL COLOMBIA		77,150
CZECH REPUBLIC— 1.1%
Financials — 0.2%
Komercni Banka	143	29,423
Utilities — 0.9%
CEZ	5,971	116,664

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CZECH REPUBLIC		$146,087
EGYPT— 0.5%
Financials — 0.3%
Commercial International Bank Egypt SAE	7,375	37,523
Telecommunications — 0.2%
Global Telecom Holding SAE *	37,503	12,501
Telecom Egypt	19,400	16,997
		29,498
TOTAL EGYPT		67,021
FRANCE— 0.1%
Oil & Gas — 0.1%
Etablissements Maurel et Prom	3,341	13,431
HONG KONG— 0.8%
Consumer Goods — 0.4%
CP Pokphand	427,100	45,699
Consumer Services — 0.4%
NagaCorp	72,283	51,716
TOTAL HONG KONG		97,415
HUNGARY— 1.3%
Financials — 0.8%
OTP Bank	4,130	109,518
Health Care — 0.3%
Richter Gedeon Nyrt	1,776	35,340
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	356	21,785
TOTAL HUNGARY		166,643
INDONESIA— 9.1%
Consumer Goods — 2.3%
Astra International	273,897	139,669
Gudang Garam	9,844	51,691
Indofood CBP Sukses Makmur TBK	27,500	31,852
Indofood Sukses Makmur	51,700	27,931
Unilever Indonesia	12,759	41,190
		292,333
Financials — 3.3%
Bank Central Asia	170,658	168,872
Bank Mandiri	225,818	165,237
Bank Rakyat Indonesia Persero	120,400	94,491
		428,600

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Kalbe Farma	268,400	$27,984
Industrials — 1.1%
Indocement Tunggal Prakarsa	20,200	30,212
Semen Indonesia Persero	131,885	99,004
United Tractors	15,200	17,288
		146,504
Telecommunications — 1.7%
Telekomunikasi Indonesia Persero	826,605	222,509
Utilities — 0.5%
Perusahaan Gas Negara	349,339	69,402
TOTAL INDONESIA		1,187,332
JAPAN— 0.7%
Industrials — 0.5%
Namura Shipbuilding	8,640	67,185
Oil & Gas — 0.2%
Inpex	2,400	19,923
TOTAL JAPAN		87,108
KENYA— 0.3%
Telecommunications — 0.3%
Safaricom	241,700	40,938
KUWAIT— 0.8%
Financials — 0.8%
Kuwait Finance House	45,314	73,767
National Bank of Kuwait SAK	16,399	36,503
TOTAL KUWAIT		110,270
MALAYSIA— 10.2%
Basic Materials — 0.2%
Petronas Chemicals Group	15,190	26,091
Consumer Goods — 0.4%
British American Tobacco Malaysia	1,035	12,155
IOI	18,600	21,045
Kuala Lumpur Kepong	3,980	24,370
		57,570
Consumer Services — 0.4%
Genting	10,400	23,534
Genting Malaysia	25,200	28,835
		52,369
Financials — 2.3%
CIMB Group Holdings	36,900	44,112
Malayan Banking	53,926	123,271

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Public Bank	29,100	$139,299
		306,682
Health Care — 0.3%
IHH Healthcare	24,372	40,864
Industrials — 1.2%
MISC	15,400	33,311
Sime Darby	56,699	111,758
		145,069
Oil & Gas — 0.6%
Petronas Dagangan	2,600	15,867
Petronas Gas	3,489	19,631
Sapurakencana Petroleum	119,967	50,671
		86,169
Telecommunications — 3.0%
Axiata Group	76,217	110,233
DiGi.Com	112,902	127,165
Maxis	77,996	111,808
Telekom Malaysia	21,485	36,574
		385,780
Utilities — 1.8%
Tenaga Nasional	56,873	209,061
YTL	52,800	21,085
		230,146
TOTAL MALAYSIA		1,330,740
MEXICO— 10.4%
Basic Materials — 3.0%
Fresnillo	9,511	155,071
Grupo Mexico, Cl B	49,968	127,653
Industrias Penoles	1,134	17,794
Mexichem	36,817	93,412
		393,930
Consumer Goods — 1.3%
Arca Continental	5,238	36,291
Coca-Cola Femsa	2,600	22,767
Gruma, Cl B	2,940	43,043
Grupo Bimbo, Ser A	9,760	29,851
Grupo Lala, Cl B	9,781	26,272
		158,224
Consumer Services — 1.8%
Grupo Elektra	961	18,149
Grupo Televisa	11,921	69,803

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wal-Mart de Mexico	64,380	$159,811
		247,763
Financials — 1.1%
Grupo Financiero Banorte, Cl O	13,124	74,947
Grupo Financiero Inbursa, Cl O	32,900	64,766
		139,713
Industrials — 2.1%
Alfa, Cl A	61,370	115,938
Cemex, Cl Preference *	63,284	47,216
Grupo Aeroportuario del Sureste, Cl B	1,470	22,738
Promotora y Operadora de Infraestructura	6,103	77,711
		263,603
Telecommunications — 0.8%
America Movil	154,167	109,623
Telesites *	8,508	5,265
		114,888
Utilities — 0.3%
Infraestructura Energetica Nova	8,740	34,242
TOTAL MEXICO		1,352,363
NIGERIA— 0.2%
Consumer Goods — 0.1%
Nigerian Breweries	22,000	12,809
Financials — 0.1%
Guaranty Trust Bank	205,100	17,279
TOTAL NIGERIA		30,088
OMAN— 0.5%
Financials — 0.1%
BankMuscat SAOG	6,940	7,391
Telecommunications — 0.4%
Oman Telecommunications SAOG	12,210	50,743
TOTAL OMAN		58,134
PAKISTAN— 1.0%
Basic Materials — 0.1%
Fauji Fertilizer	16,700	17,085
Industrials — 0.4%
Lucky Cement *	9,720	51,098
Oil & Gas — 0.5%
Oil & Gas Development	11,400	14,288
Pakistan Petroleum	33,700	47,008
		61,296

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL PAKISTAN		$129,479
PANAMA— 0.9%
Consumer Services — 0.9%
Copa Holdings, Cl A	1,825	116,344
PERU— 0.7%
Financials — 0.7%
Credicorp Ltd.	600	87,252
PHILIPPINES— 4.6%
Basic Materials — 0.1%
DMCI Holdings	77,930	20,742
Consumer Goods — 0.7%
JG Summit Holdings	21,449	37,283
Universal Robina	10,937	48,611
		85,894
Consumer Services — 1.4%
Jollibee Foods	4,800	23,505
SM Investments	7,724	155,510
		179,015
Financials — 0.6%
Ayala Land	44,500	32,886
SM Prime Holdings	84,197	40,673
		73,559
Industrials — 0.5%
Alliance Global Group	51,500	15,926
Ayala	2,250	36,998
International Container Terminal Services	9,800	13,586
		66,510
Telecommunications — 0.8%
Globe Telecom	370	17,313
Philippine Long Distance Telephone	2,514	92,062
		109,375
Utilities — 0.5%
Aboitiz Power	31,058	29,741
Manila Electric	4,860	35,553
		65,294
TOTAL PHILIPPINES		600,389
POLAND— 4.5%
Basic Materials — 0.6%
KGHM Polska Miedz	4,006	77,985

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.1%
LPP *	9	$13,266
Financials — 1.3%
Bank Pekao	1,324	53,812
Bank Zachodni	297	20,643
Powszechna Kasa Oszczednosci Bank Polski	6,291	40,284
Powszechny Zaklad Ubezpieczen	6,330	57,205
		171,944
Oil & Gas — 1.7%
Polski Koncern Naftowy Orlen S.A.	10,636	191,430
Polskie Gornictwo Naftowe i Gazownictwo	17,300	23,008
		214,438
Telecommunications — 0.1%
Orange Polska	11,600	18,889
Utilities — 0.7%
PGE	26,490	91,402
TOTAL POLAND		587,924
QATAR— 1.7%
Financials — 0.6%
Qatar National Bank	2,174	86,007
Industrials — 0.8%
Industries Qatar QSC	3,616	104,310
Telecommunications — 0.3%
Ooredoo QSC	1,450	36,530
TOTAL QATAR		226,847
RUSSIA— 0.2%
Oil & Gas — 0.2%
Bashneft OAO	590	26,256
SINGAPORE— 0.8%
Consumer Goods — 0.8%
Thai Beverage	192,007	106,429
SOUTH AFRICA— 10.8%
Basic Materials — 3.0%
Anglo American Platinum *	1,815	52,627
AngloGold Ashanti *	5,060	80,642
Gold Fields ADR	34,462	161,971
Impala Platinum Holdings *	6,320	26,295
Kumba Iron Ore	2,656	21,665
Sasol	1,703	55,771
		398,971

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.5%
Tiger Brands	2,873	$71,345
Consumer Services — 3.0%
Mr Price Group	2,020	25,759
Naspers, Cl N	1,577	217,212
Shoprite Holdings	4,934	59,577
Woolworths Holdings	11,718	75,700
		378,248
Financials — 1.1%
FirstRand	24,880	80,268
Standard Bank Group	7,025	63,271
		143,539
Health Care — 1.5%
Aspen Pharmacare Holdings	3,061	72,415
Mediclinic International *	6,598	87,449
Netcare	13,600	34,775
		194,639
Industrials — 0.6%
Bidvest Group	3,200	81,526
Telecommunications — 1.1%
MTN Group	4,783	50,276
Vodacom Group	7,610	88,815
		139,091
TOTAL SOUTH AFRICA		1,407,359
SOUTH KOREA— 0.4%
Consumer Goods — 0.4%
Youngone	1,330	53,345
THAILAND— 9.0%
Consumer Goods — 0.6%
Charoen Pokphand Foods NVDR	108,357	73,830
Consumer Services — 0.7%
CP ALL NVDR	71,222	93,284
Financials — 0.5%
Siam Commercial Bank NVDR	17,000	64,973
Health Care — 0.5%
Bangkok Dusit Medical Services NVDR	66,800	45,515
Bumrungrad Hospital NVDR	3,900	22,665
		68,180
Industrials — 3.1%
Airports of Thailand NVDR	12,694	142,458
CH Karnchang NVDR	131,900	95,347

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Siam Cement NVDR	11,810	$164,995
		402,800
Oil & Gas — 2.1%
PTT Exploration & Production NVDR	30,660	66,051
PTT Global Chemical NVDR	36,531	65,365
PTT PCL NVDR	16,341	142,218
		273,634
Technology — 0.4%
Intouch Holdings NVDR	34,770	52,508
Telecommunications — 1.1%
Advanced Info Service NVDR	20,354	90,903
Total Access Communication NVDR	24,221	23,403
True NVDR	116,421	24,830
		139,136
TOTAL THAILAND		1,168,345
TURKEY— 9.6%
Basic Materials — 1.8%
Eregli Demir ve Celik Fabrikalari	136,673	228,416
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	1,950	15,352
Coca-Cola Icecek	1,170	17,184
Ford Otomotiv Sanayi	1,690	22,741
		55,277
Consumer Services — 2.0%
BIM Birlesik Magazalar	7,439	163,992
Turk Hava Yollari *	37,575	92,784
		256,776
Financials — 1.3%
Akbank	19,900	61,246
Turkiye Garanti Bankasi	19,925	61,465
Turkiye Is Bankasi, Cl C	30,044	52,792
		175,503
Industrials — 0.1%
Enka Insaat ve Sanayi	12,515	21,767
Oil & Gas — 2.9%
KOC Holding	31,736	166,159
Tupras Turkiye Petrol Rafinerileri	7,673	202,788
		368,947
Telecommunications — 1.1%
Turk Telekomunikasyon	10,436	25,247

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Turkcell Iletisim Hizmetleri *	26,940	$116,657
		141,904
TOTAL TURKEY		1,248,590
UKRAINE— 0.6%
Consumer Goods — 0.6%
Kernel Holding	5,321	71,670
UNITED ARAB EMIRATES— 3.0%
Financials — 2.4%
Emaar Properties PJSC	96,871	179,344
First Gulf Bank PJSC	29,061	102,463
National Bank of Abu Dhabi PJSC	15,934	38,523
		320,330
Industrials — 0.6%
DP World *	4,033	76,224
TOTAL UNITED ARAB EMIRATES		396,554
UNITED KINGDOM— 1.9%
Financials — 0.5%
Bank of Georgia Holdings	1,784	59,847
Oil & Gas — 0.7%
Premier Oil *	19,173	20,714
Tullow Oil	18,700	76,620
		97,334
Telecommunications — 0.7%
Cable & Wireless Communications	84,862	91,495
TOTAL UNITED KINGDOM		248,676
UNITED STATES— 0.4%
Oil & Gas — 0.4%
Kosmos Energy *	7,732	50,103
Pacific Drilling *	6,825	4,574
TOTAL UNITED STATES		54,677
VIETNAM— 0.5%
Financials — 0.1%
Bank for Foreign Trade of Vietnam JSC	6,800	14,033
Oil & Gas — 0.4%
PetroVietnam Gas JSC	8,770	20,066
PetroVietnam Technical Service	40,200	31,020
		51,086

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares/Face Amount/Number of Rights	Value
COMMON STOCK — continued
TOTAL VIETNAM		$65,119
TOTAL COMMON STOCK
(Cost $15,227,595)		12,955,260
PREFERRED STOCK — 0.2%
CHILE— 0.1%
Basic Materials — 0.1%
Sociedad Quimica y Minera de Chile	720	15,390
COLOMBIA— 0.1%
Financials — 0.1%
Banco Davivienda	1,570	14,773
TOTAL PREFERRED STOCK
(Cost $34,995)		30,163
CORPORATE OBLIGATION — 0.1%
Bank Muscat SAOG
0.035%, 03/19/18
(Cost $–)	$22,009	5,316
CONVERTIBLE BOND — 0.0%
BankMuscat SAOG
4.500%, 03/20/17
(Cost $–)	2,702	723
RIGHT — 0.0%
Thailand — 0.0%
True NVDR *†(A) (B)	39,114	336

TOTAL RIGHT (Cost $–)		336

TOTAL INVESTMENTS — 99.7%
(Cost $15,262,590)		$12,991,798

Percentages are based on Net Assets of $13,034,723.

*	Non-income producing security.
†	Expiration date is unavailable.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016, was $336 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $336 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
NVDR — Non-Voting Depositary Receipt

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Next Emerging & Frontier ETF

Ser — Series

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$12,955,260	$—	$—	$12,955,260
Preferred Stock	30,163	—	—	30,163
Corporate Obligation	—	5,316	—	5,316
Convertible Bond	—	723	—	723
Right	—	—	336	336
Total Investments in Securities	$12,985,423	$6,039	$336	$12,991,798

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Portugal 20 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.9%
PORTUGAL— 98.9%
Basic Materials — 10.5%
Altri	190,131	$741,274
Navigator	325,009	1,159,550
Semapa-Sociedade de Investimento e Gestao	62,717	793,750
		2,694,574
Consumer Services — 17.2%
Jeronimo Martins	126,585	2,071,813
NOS SGPS	168,176	1,206,761
Sonae	1,030,281	1,144,625
		4,423,199
Financials — 8.8%
Banco BPI, Cl G *	831,090	1,041,361
Banco Comercial Portugues, Cl R * (A)	23,275,632	1,031,688
Banco Espirito Santo *(B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal * (A) (B) (C)	95,112,146	2,179
Sonae Capital	236,569	182,893
		2,258,121
Industrials — 9.6%
Cimpor Cimentos de Portugal *	87,799	44,045
Corticeira Amorim SGPS	102,932	721,974
CTT-Correios de Portugal	130,850	1,209,137
Mota-Engil	225,032	465,992
Sonae Industria *	7,583,221	39,084
		2,480,232
Oil & Gas — 21.7%
Galp Energia	407,016	5,591,750
Telecommunications — 1.8%
Pharol SGPS *	1,394,535	226,806

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Portugal 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — continued
Sonaecom	85,422	$223,070
		449,876
Utilities — 29.3%
EDP Renovaveis	158,335	1,234,980
Energias de Portugal	1,463,147	5,201,705
REN - Redes Energeticas Nacionais	369,838	1,110,234
		7,546,919
TOTAL COMMON STOCK
(Cost $33,886,087)		25,444,671
REPURCHASE AGREEMENT (D) — 11.1%
Deutsche Bank
0.290%, dated 04/29/16, to be repurchased on 05/02/16 repurchase price
$2,865,017 (collateralized by U.S. Treasury Obligations, par value
$2,828,706, 2.250%, 11/30/17 with a total market value of $2,888,675)
(Cost $2,864,948)	$2,864,948	2,864,948
TOTAL INVESTMENTS — 110.0%
(Cost $36,751,035)		$28,309,619

Percentages are based on Net Assets of $25,726,945.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $748,408.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $2,179 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $2,179 and represented 0.0% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $2,864,948.

Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$25,442,492	$—	$2,179	$25,444,671
Repurchase Agreement	—	2,864,948	—	2,864,948
Total Investments in Securities	$25,442,492	$2,864,948	$2,179	$28,309,619

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	April 30, 2016 (Unaudited)

Global X FTSE Portugal 20 ETF

For the period ended April 30, 2016, the transfers into Level 3 were due to the changes in availability of observable inputs to determine fair value. Transfers between levels are receognized at period end.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Pakistan ETF

Sector Weightings†:

† Sector weightings percentages are based on the total market value of investments

	Shares	Value
COMMON STOCK — 100.2%
PAKISTAN— 100.2%
Basic Materials — 15.2%
Dawood Hercules	42,400	$49,491
Engro	112,490	335,812
Fatima Fertilizer *	285,500	83,611
Fauji Fertilizer	271,000	277,245
Fauji Fertilizer Bin Qasim	172,100	88,632
		834,791
Consumer Goods — 6.0%
Indus Motor	10,910	98,805
Nishat Mills	91,700	93,804
Pak Elektron	135,600	81,442
PAK Suzuki Motor	16,350	59,286
		333,337
Financials — 30.8%
Askari Bank	282,300	50,024
Bank Alfalah	433,800	104,440
Habib Bank	300,450	541,667
MCB Bank	284,260	573,783
National Bank of Pakistan	338,500	179,336
United Bank	157,190	245,906
		1,695,156
Health Care — 3.0%
Ferozsons Laboratories	6,830	52,835
Searle	26,590	112,183
		165,018
Industrials — 15.5%
DG Khan Cement	46,660	77,763
Fauji Cement	392,000	160,960

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	April 30, 2016 (Unaudited)

Global X MSCI Pakistan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Lucky Cement *	79,870	$419,878
Maple Leaf Cement Factory	130,600	119,490
Packages	12,200	73,034
		851,125
Oil & Gas — 19.9%
Byco Petroleum Pakistan *	103,800	21,227
National Refinery	19,400	63,631
Oil & Gas Development	310,440	389,075
Pakistan Oilfields	46,870	143,287
Pakistan Petroleum	129,600	180,781
Pakistan State Oil	71,430	241,012
Shell Pakistan	20,980	55,057
		1,094,070
Telecommunications — 1.0%
Pakistan Telecommunication	396,480	53,762
Utilities — 8.8%
Hub Power	232,842	241,363
K-Electric *	1,082,700	74,388
Kot Addu Power	174,800	125,368
SUI Southern Gas *	156,800	42,598
		483,717
TOTAL COMMON STOCK
(Cost $6,030,576)		5,510,976

U.S. TREASURY OBLIGATION — 9.1%
United States Treasury Bill
0.110%, 05/12/16(A)
(Cost $499,983)	$500,000	499,980
TOTAL INVESTMENTS — 109.3%
(Cost $6,530,559)		$6,010,956

Percentages are based on Net Assets of $5,499,669.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,510,976	$—	$—	$5,510,976
U.S. Treasury Obligation	—	499,980	—	499,980
Total Investments in Securities	$5,510,976	$499,980	$—	$6,010,956

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

59

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$102,555,869	$2,250,663	$22,796,481	$5,537,277
Cost of Repurchase Agreement	7,027,047	—	—	—
Cost of Foreign Currency	4	—	4	4
Investments, at Value	$83,335,200 *	$1,518,671	$17,295,878	$3,682,346
Repurchase Agreement, at Value	7,027,047	—	—	—
Cash	215,236	—	22,059	20,307
Foreign Currency, at Value	4	—	4	4
Receivable for Investment Securities Sold	9,959,441	185,773	368,301	187,467
Dividend and Interest Receivable	17,395	—	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	1	—	—	—
Total Assets	100,554,324	1,704,444	17,686,242	3,890,124
Liabilities:
Payable for Investment Securities Purchased	9,887,986	181,448	357,688	184,629
Obligation to Return Securities Lending Collateral	7,027,047	—	—	—
Payable due to Investment Adviser	44,792	821	9,324	1,987
Cash Overdraft	—	855	—	—
Total Liabilities	16,959,825	183,124	367,012	186,616
Net Assets	$83,594,499	$1,521,320	$17,319,230	$3,703,508
Net Assets Consist of:
Paid-in Capital	$138,988,090	$3,191,064	$33,695,398	$7,609,955
Distributions in Excess of Net Investment Income	(289,668)	(3,354)	(123,424)	(16,553)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(35,883,254)	(934,398)	(10,752,140)	(2,034,963)
Net Unrealized Depreciation on Investments	(19,220,669)	(731,992)	(5,500,603)	(1,854,931)
Net Unrealized Depreciation on Foreign Currency Translations	—	—	(1)	—
Net Assets	$83,594,499	$1,521,320	$17,319,230	$3,703,508
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,350,000	150,000	1,400,000	300,000
Net Asset Value, Offering and Redemption Price Per Share	$11.37	$10.14	$12.37	$12.35
*Includes Market Value of Securities on Loan	$6,564,632	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

60

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$2,209,847	$13,186,076	$14,634,151	$5,683,974
Cost of Foreign Currency	4	7	14,191	585
Investments, at Value	$1,262,831	$12,700,991	$12,628,464	$3,927,968
Cash	1,915	25,344	5,129	6,247
Foreign Currency, at Value	4	7	14,223	590
Receivable for Investment Securities Sold	121,054	—	—	—
Dividend and Interest Receivable	—	—	54,801	12,521
Reclaim Receivable	—	—	3,008	—
Total Assets	1,385,804	12,726,342	12,705,625	3,947,326
Liabilities:
Payable for Investment Securities Purchased	116,936	—	—	—
Payable due to Investment Adviser	674	7,261	6,818	2,228
Total Liabilities	117,610	7,261	6,818	2,228
Net Assets	$1,268,194	$12,719,081	$12,698,807	$3,945,098
Net Assets Consist of:
Paid-in Capital	$3,382,230	$15,035,205	$20,057,072	$8,632,974
Undistributed (Distributions in Excess of) Net Investment Income	(3,175)	107,574	95,154	22,891
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,163,844)	(1,938,613)	(5,448,504)	(2,954,771)
Net Unrealized Depreciation on Investments	(947,016)	(485,085)	(2,005,687)	(1,756,006)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1)	—	772	10
Net Assets	$1,268,194	$12,719,081	$12,698,807	$3,945,098
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	99,971	600,000	950,000	500,000
Net Asset Value, Offering and Redemption Price Per Share	$12.69	$21.20	$13.37	$7.89

The accompanying notes are an integral part of the financial statements.

61

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Assets:
Cost of Investments	$104,963,813	$4,725,542	$4,715,580	$65,798,648
Cost of Foreign Currency	92,771	4,202	3,357	—
Investments, at Value	$88,548,996	$3,692,045	$3,635,055	$69,430,205
Cash	243,978	—	2,426	97,287
Foreign Currency, at Value	93,879	4,202	3,357	—
Receivable for Investment Securities Sold	82,459	—	—	—
Dividend and Interest Receivable	7,144	21,986	12,376	8,846
Reclaim Receivable	—	—	—	1,161
Total Assets	88,976,456	3,718,233	3,653,214	69,537,499
Liabilities:
Payable due to Investment Adviser	34,363	1,961	2,190	33,446
Cash Overdraft	—	5,614	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	38	7	—
Payable due to Custodian	15,886	—	—	307
Total Liabilities	50,249	7,613	2,197	33,753
Net Assets	$88,926,207	$3,710,620	$3,651,017	$69,503,746
Net Assets Consist of:
Paid-in Capital	$172,836,907	$11,877,345	$9,664,211	$70,735,288
Undistributed (Distributions in Excess of) Net Investment Income	158,815	12,753	(150)	(173,490)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(67,655,900)	(7,146,900)	(4,932,827)	(4,689,525)
Net Unrealized Appreciation (Depreciation) on Investments	(16,414,817)	(1,033,497)	(1,080,525)	3,631,557
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	1,202	919	308	(84)
Net Assets	$88,926,207	$3,710,620	$3,651,017	$69,503,746
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,330,000	450,000	350,000	3,374,975
Net Asset Value, Offering and Redemption Price Per Share	$9.53	$8.25	$10.43	$20.59

The accompanying notes are an integral part of the financial statements.

62

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X MSCI Greece ETF	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$326,520,279	$136,868,783		$47,301,755	$30,876,480
Cost of Repurchase Agreement	4,835,750	23,830,593		923,125	—
Cost of Foreign Currency	12,726	275,318		—	282,380
Investments, at Value	$281,202,320 *	$110,242,924	*	$47,103,323 *	$21,320,308
Cash	—	438,165	(1)	—	—
Foreign Currency, at Value	12,966	275,318		—	282,380
Repurchase Agreement, at Value	4,835,750	23,830,593		923,125	—
Receivable for Investment Securities Sold	1,961,204	—		—	—
Dividend and Interest Receivable	3,504	598,574		177,825	90,680
Receivable for Capital Shares Sold	—	1,079,482		—	—
Reclaim Receivable	—	—		599,892	431
Total Assets	288,015,744	136,465,056		48,804,165	21,693,799
Liabilities:
Cash Overdraft	34,564,172	151,004		47,628	259,603
Payable for Capital Shares Redeemed	1,949,551	—		—	—
Payable due to Investment Adviser	108,924	42,173		19,436	11,468
Payable for Investment Securities Purchased	—	1,074,473		—	63,688
Obligation to Return Securities Lending Collateral	4,835,750	24,268,758		923,125	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	2,010		—	—
Payable due to Custodian	26,921	—		—	7,958
Total Liabilities	41,485,318	25,538,418		990,189	342,717
Net Assets	$246,530,426	$110,926,638		$47,813,976	$21,351,082
Net Assets Consist of:
Paid-in Capital	$473,175,369	$152,329,720		$50,183,474	$38,983,151
Undistributed (Distributions in Excess of) Net Investment Income	(416,502)	894,616		710,435	577,218
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(180,910,722)	(15,676,455)		(2,833,270)	(8,653,125)
Net Unrealized Depreciation on Investments	(45,317,959)	(26,625,859)		(198,432)	(9,556,172)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	240	4,616		(48,231)	10
Net Assets	$246,530,426	$110,926,638		$47,813,976	$21,351,082
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	31,400,000	10,200,000		2,210,000	3,500,000
Net Asset Value, Offering and Redemption Price Per Share	$7.85	$10.88		$21.64	$6.10
*Includes Market Value of Securities on Loan	$4,550,847	$23,080,591		$874,384	$—

(1) Cash is restricted, received from securities on loan. (See Note 8 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

63

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$15,262,590	$33,886,087	$6,530,559
Cost of Repurchase Agreement	—	2,864,948	—
Cost of Foreign Currency	15,551	16,288	62,539
Investments, at Value	$12,991,798	$25,444,671 *	$6,010,956
Foreign Currency, at Value	15,603	16,467	62,538
Repurchase Agreement, at Value	—	2,864,948	—
Dividend and Interest Receivable	40,268	78,563	16,629
Reclaim Receivable	16,647	207,416	—
Total Assets	13,064,316	28,612,065	6,090,123
Liabilities:
Cash Overdraft	15,957	4,284	545,829
Payable due to Investment Adviser	5,118	11,341	2,978
Obligation to Return Securities Lending Collateral	—	2,864,948	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	152	—
Payable due to Custodian	8,518	4,395	2,080
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	39,567
Total Liabilities	29,593	2,885,120	590,454
Net Assets	$13,034,723	$25,726,945	$5,499,669
Net Assets Consist of:
Paid-in Capital	$55,754,200	$41,990,779	$6,047,981
Undistributed Net Investment Income	172,766	85,722	98,783
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(40,632,885)	(7,898,478)	(87,906)
Net Unrealized Depreciation on Investments	(2,270,792)	(8,441,416)	(519,603)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	11,434	(9,662)	(39,586)
Net Assets	$13,034,723	$25,726,945	$5,499,669
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	650,000	2,500,000	400,000
Net Asset Value, Offering and Redemption Price Per Share	$20.05	$10.29	$13.75
*Includes Market Value of Securities on Loan	$—	$748,408	$—

The accompanying notes are an integral part of the financial statements.

64

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X China Consumer ETF		Global X China Energy ETF	Global X China Financials ETF		Global X China Industrials ETF
Investment Income:
Dividend Income	$410,366		$2,615	$40,913		$6,187
Interest Income	92		1	64		2
Security Lending Income	68,790		—	—		—
Less: Foreign Taxes Withheld	—		(15)	—		(499)
Total Investment Income	479,248		2,601	40,977		5,690
Supervision and Administration Fees(1)	260,660		4,818	118,981		14,153
Other Fees	44		–	–		1
Total Expenses	260,704		4,818	118,981		14,154
Net Investment Income (Loss)	218,544		(2,217)	(78,004)		(8,464)
Net Realized Gain (Loss) on:
Investments	(7,675,236	)(2)	(176,401)	(8,944,521	)(2)	(419,315	)(2)
Foreign Currency Transactions	43,838		(4)	(285)		(24)
Net Realized Loss on Investments and Foreign Currency Transactions	(7,631,398)		(176,405)	(8,944,806)		(419,339)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,301,255)		8,477	(1,150,274)		(371,212)
Foreign Currency Translations	(2)		—	—		—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,301,257)		8,477	(1,150,274)		(371,212)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(11,932,655)		(167,928)	(10,095,080)		(790,551)
Net Decrease in Net Assets Resulting from Operations	$(11,714,111)		$(170,145)	$(10,173,084)		$(799,015)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

65

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF		Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$939	$163,930	$184,866		$47,908
Interest Income	2	10	12		10
Less: Foreign Taxes Withheld	—	(600)	(9,773)		(8,310)
Total Investment Income	941	163,340	175,105		39,608
Supervision and Administration Fees(1)	3,915	46,579	41,720		11,787
Other Fees	–	38	1		10
Total Expenses	3,915	46,617	41,721		11,797
Net Investment Income (Loss)	(2,974)	116,723	133,384		27,811
Net Realized Gain (Loss) on:
Investments	(165,724)	30,132 (2)	(1,500,829	)(2)	(241,784)
Foreign Currency Transactions	(10)	(24)	(2,935)		(42)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(165,734)	30,108	(1,503,764)		(241,826)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	179,216	(631,406)	1,954,996		674,052
Foreign Currency Translations	—	—	590		8
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	179,216	(631,406)	1,955,586		674,060
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	13,482	(601,298)	451,822		432,234
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,508	$(484,575)	$585,206		$460,045

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

66

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Investment Income:
Dividend Income	$874,549		$48,654	$17,645	$139,179
Interest Income	221		—	—	13
Security Lending Income	771		—	—	—
Less: Foreign Taxes Withheld	(58,986)		(350)	(959)	(25,935)
Total Investment Income	816,555		48,304	16,686	113,257
Supervision and Administration Fees(1)	222,973		10,422	11,529	116,727
Tax Expense	–		89	23	–
Custodian Fees	37,393		–	–	631
Other Fees	224		1	–	2
Total Expenses	260,590		10,512	11,552	117,360
Waiver of Supervision and Administration Fees	(38,840)		–	–	–
Waiver of Custodian Fees	(21,507)		–	–	–
Net Expenses	200,243		10,512	11,552	117,360
Net Investment Income (Loss)	616,312		37,792	5,134	(4,103)
Net Realized Gain (Loss) on:
Investments	(8,975,804	)(2)	(198,775)	(708,819)	(1,445,276)
Foreign Currency Transactions	(47,059)		197	877	1,036
Net Realized Loss on Investments and Foreign Currency Transactions	(9,022,863)		(198,578)	(707,942)	(1,444,240)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,612,192		860,875	1,423,963	6,375,118
Foreign Currency Translations	1,148		1,578	735	(67)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	17,613,340		862,453	1,424,698	6,375,051
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	8,590,477		663,875	716,756	4,930,811
Net Increase in Net Assets Resulting from Operations	$9,206,789		$701,667	$721,890	$4,926,708

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

67

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X MSCI Greece ETF		Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF		Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$619,330		$1,789,878		$1,332,703		$754,090
Interest Income	1,047		52		18		95
Security Lending Income	3,504		217,716		2,042		—
Less: Foreign Taxes Withheld	–		(622,927)		(147,878)		(71,499)
Total Investment Income	623,881		1,384,719		1,186,885		682,686
Supervision and Administration Fees(1)	652,964		168,211		121,095		67,150
Custodian Fees	71,231		–		–		23,700
Other Fees	44		16		206		2
Total Expenses	724,239		168,227		121,301		90,852
Waiver of Custodian Fees	–		–		–		(15,742)
Net Expenses	724,239		168,227		121,301		75,110
Net Investment Income (Loss)	(100,358)		1,216,492		1,065,584		607,576
Net Realized Gain (Loss) on:
Investments	(104,328,335	)(2)	(4,161,406	)(2)	(245,215	)(2)	(3,210,789)
Foreign Currency Transactions	21,441		(29,274)		(5,518)		78,709
Net Realized Loss on Investments and Foreign Currency Transactions	(104,306,894)		(4,190,680)		(250,733)		(3,132,080)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,912,879		10,063,019		(1,117,137)		(1,904,162)
Foreign Currency Translations	226		54,800		32,844		1,583
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	30,913,105		10,117,819		(1,084,293)		(1,902,579)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(73,393,789)		5,927,139		(1,335,026)		(5,034,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(73,494,147)		$7,143,631		$(269,442)		$(4,427,083)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

68

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X Next Emerging & Frontier ETF		Global X FTSE Portugal 20 ETF		Global X MSCI Pakistan ETF
Investment Income:
Dividend Income	$580,189		$422,923		$181,105
Interest Income	1,002		61		3
Security Lending Income	—		75,202		—
Less: Foreign Taxes Withheld	(40,033)		(71,041)		(23,197)
Total Investment Income	541,158		427,145		157,911
Supervision and Administration Fees(1)	166,100		75,313		17,835
Custodian Fees	30,175		9,171		5,420
Other Fees	–		–		60
Total Expenses	196,275		84,484		23,315
Net Investment Income	344,883		342,661		134,596
Net Realized Gain (Loss) on:
Investments	(30,473,878	)(2)	(2,568,733	)(2)	(60,007)
Foreign Currency Transactions	2,183		(2,843)		(687)
Net Realized Loss on Investments and Foreign Currency Transactions	(30,471,695)		(2,571,576)		(60,694)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,049,294		1,367,958		(59,089)
Foreign Capital Gains Tax on Appreciated Securities	—		—		(17,627)
Foreign Currency Translations	777		7,825		472
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	27,050,071		1,375,783		(76,244)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(3,421,624)		(1,195,793)		(136,938)
Net Decrease in Net Assets Resulting from Operations	$(3,076,741)		$(853,132)		$(2,342)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

69

Statements of Changes in Net Assets

	Global X China Consumer ETF				Global X China Energy ETF
	Period Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income (Loss)	$218,544		$4,078,383		$(2,217)	$48,211
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(7,631,398	)(1)	(12,633,583	)(1)	(176,405)	79,371 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(4,301,257)		7,369,978		8,477	(693,919)
Net Decrease in Net Assets Resulting from Operations	(11,714,111)		(1,185,222)		(170,145)	(566,337)
Dividends and Distributions from:
Net Investment Income	(4,048,651)		(2,353,761)		(49,338)	(81,629)
Total Dividends and Distributions	(4,048,651)		(2,353,761)		(49,338)	(81,629)
Capital Share Transactions:
Issued	12,663,013		4,518,462		—	—
Redeemed	(7,256,691)		(41,042,576)		—	(2,120,068)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,406,322		(36,524,114)		—	(2,120,068)
Total Decrease in Net Assets	(10,356,440)		(40,063,097)		(219,483)	(2,768,034)
Net Assets:
Beginning of Period	93,950,939		134,014,036		1,740,803	4,508,837
End of Period	$83,594,499		$93,950,939		$1,521,320	$1,740,803
Undistributed (Distributions in Excess of) Net Investment Income	$(289,668)		$3,540,439		$(3,354)	$48,201
Share Transactions:
Issued	1,200,000		350,000		—	—
Redeemed	(700,000)		(3,200,000)		—	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	500,000		(2,850,000)		—	(150,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

70

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income (Loss)	$(78,004)	$2,726,683	$(8,464)	$99,429
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(8,944,806)	3,004,884	(419,339)	861,527
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,150,274)	(2,867,620)	(371,212)	(1,121,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,173,084)	2,863,947	(799,015)	(160,461)
Dividends and Distributions from:
Net Investment Income	(2,772,013)	(617,666)	(103,249)	(44,362)
Total Dividends and Distributions	(2,772,013)	(617,666)	(103,249)	(44,362)
Capital Share Transactions:
Issued	—	45,839,534	—	6,125,108
Redeemed	(27,093,327)	(39,313,495)	(2,616,502)	(4,518,645)
Increase (Decrease) in Net Assets from Capital Share Transactions	(27,093,327)	6,526,039	(2,616,502)	1,606,463
Total Increase (Decrease) in Net Assets	(40,038,424)	8,772,320	(3,518,766)	1,401,640
Net Assets:
Beginning of Period	57,357,654	48,585,334	7,222,274	5,820,634
End of Period	$17,319,230	$57,357,654	$3,703,508	$7,222,274
Undistributed (Distributions in Excess of) Net Investment Income	$(123,424)	$2,726,593	$(16,553)	$95,160
Share Transactions:
Issued	—	2,850,000	—	350,000
Redeemed	(2,450,000)	(2,600,000)	(200,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,450,000)	250,000	(200,000)	50,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

71

Statements of Changes in Net Assets

	Global X China Materials ETF			Global X NASDAQ China Technology ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015		Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income (Loss)	$(2,974)	$70,649		$116,723	$99,519
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(165,734)	(389,807	)(1)	30,108 (1)	426,927 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	179,216	(339,993)		(631,406)	(2,620,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,508	(659,151)		(484,575)	(2,093,964)
Dividends and Distributions from:
Net Investment Income	(70,832)	(30,768)		(100,894)	(64,823)
Total Dividends and Distributions	(70,832)	(30,768)		(100,894)	(64,823)
Capital Share Transactions:
Issued	—	4,880,764		—	2,507,379
Redeemed	—	(5,821,646)		(2,099,885)	(7,251,028)
Decrease in Net Assets from Capital Share Transactions	—	(940,882)		(2,099,885)	(4,743,649)
Total Decrease in Net Assets	(60,324)	(1,630,801)		(2,685,354)	(6,902,436)
Net Assets:
Beginning of Period	1,328,518	2,959,319		15,404,435	22,306,871
End of Period	$1,268,194	$1,328,518		$12,719,081	$15,404,435
Undistributed (Distributions in Excess of) Net Investment Income	$(3,175)	$70,631		$107,574	$91,745
Share Transactions:
Issued	—	250,000		—	100,000
Redeemed	—	(350,000)		(100,000)	(350,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(100,000)		(100,000)	(250,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

72

Statements of Changes in Net Assets

	Global X Southeast Asia ETF				Global X FTSE Andean 40 ETF
	Period Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$133,384		$499,498		$27,811	$116,375
Net Realized Loss on Investments and Foreign Currency Transactions	(1,503,764	)(1)	(3,073,750	)(1)	(241,826)	(1,894,002	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,955,586		(2,491,872)		674,060	(313,544)
Net Increase (Decrease) in Net Assets Resulting from Operations	585,206		(5,066,124)		460,045	(2,091,171)
Dividends and Distributions from:
Net Investment Income	(486,151)		(689,799)		(85,704)	(168,007)
Total Dividends and Distributions	(486,151)		(689,799)		(85,704)	(168,007)
Capital Share Transactions:
Issued	—		1,664,730		317,969	432,014
Redeemed	(1,776,081)		(10,868,937)		—	(3,930,506)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,776,081)		(9,204,207)		317,969	(3,498,492)
Total Increase (Decrease) in Net Assets	(1,677,026)		(14,960,130)		692,310	(5,757,670)
Net Assets:
Beginning of Period	14,375,833		29,335,963		3,252,788	9,010,458
End of Period	$12,698,807		$14,375,833		$3,945,098	$3,252,788
Undistributed Net Investment Income	$95,154		$447,921		$22,891	$80,784
Share Transactions:
Issued	—		100,000		50,000	50,000
Redeemed	(150,000)		(750,000)		—	(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)		(650,000)		50,000	(400,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

73

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF				Global X Brazil Mid Cap ETF
	Period Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$616,312		$2,046,015		$37,792	$110,234
Net Realized Loss on Investments and Foreign Currency Transactions	(9,022,863	)(1)	(33,449,177	)(1)	(198,578)	(2,034,312	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	17,613,340		(18,888,106)		862,453	(863,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,206,789		(50,291,268)		701,667	(2,787,118)
Dividends and Distributions from:
Net Investment Income	(948,793)		(2,318,237)		(80,368)	(242,176)
Total Dividends and Distributions	(948,793)		(2,318,237)		(80,368)	(242,176)
Capital Share Transactions:
Issued	14,442,060		45,234,599		—	—
Redeemed	(389,831)		(26,696,623)		—	(1,823,648)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,052,229		18,537,976		—	(1,823,648)
Total Increase (Decrease) in Net Assets	22,310,225		(34,071,529)		621,299	(4,852,942)
Net Assets:
Beginning of Period	66,615,982		100,687,511		3,089,321	7,942,263
End of Period	$88,926,207		$66,615,982		$3,710,620	$3,089,321
Undistributed Net Investment Income	$158,815		$491,296		$12,753	$55,329
Share Transactions:
Issued	1,800,000		4,150,000		—	—
Redeemed	(50,000)		(2,350,000)		—	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,750,000		1,800,000		—	(200,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

74

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF			Global X MSCI Argentina ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015		Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income (Loss)	$5,134	$80,600		$(4,103)	$101,821
Net Realized Loss on Investments and Foreign Currency Transactions	(707,942)	(1,712,549	)(1)	(1,444,240)	(416,473	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,424,698	(2,485,770)		6,375,051	(1,540,989)
Net Increase (Decrease) in Net Assets Resulting from Operations	721,890	(4,117,719)		4,926,708	(1,855,641)
Dividends and Distributions from:
Net Investment Income	(41,505)	(240,598)		(213,754)	(90,100)
Total Dividends and Distributions	(41,505)	(240,598)		(213,754)	(90,100)
Capital Share Transactions:
Issued	—	—		49,435,734	4,191,155
Redeemed	—	(2,613,701)		—	(7,542,603)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(2,613,701)		49,435,734	(3,351,448)
Total Increase (Decrease) in Net Assets	680,385	(6,972,018)		54,148,688	(5,297,189)
Net Assets:
Beginning of Period	2,970,632	9,942,650		15,355,058	20,652,247
End of Period	$3,651,017	$2,970,632		$69,503,746	$15,355,058
Undistributed (Distributions in Excess of) Net Investment Income	$(150)	$36,221		$(173,490)	$44,367
Share Transactions:
Issued	—	—		2,600,000	200,000
Redeemed	—	(250,000)		—	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(250,000)		2,600,000	(200,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

75

Statements of Changes in Net Assets

	Global X MSCI Greece ETF		Global X MSCI Norway ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income (Loss)	$(100,358)	$3,821,536	$1,216,492	$2,491,201
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(104,306,894)	(76,225,431)	(4,190,680)	(26,825,038)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	30,913,105	(8,460,738)	10,117,819	(7,387,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,494,147)	(80,864,633)	7,143,631	(31,721,679)
Dividends and Distributions from:
Net Investment Income	(3,840,043)	(956,353)	(2,212,531)	(4,921,308)
Total Dividends and Distributions	(3,840,043)	(956,353)	(2,212,531)	(4,921,308)
Capital Share Transactions:
Issued	38,207,986	336,524,730	46,083,254	41,588,211
Redeemed	(29,250,561)	(79,997,814)	(5,111,557)	(122,958,997)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,957,425	256,526,916	40,971,697	(81,370,786)
Total Increase (Decrease) in Net Assets	(68,376,765)	174,705,930	45,902,797	(118,013,773)
Net Assets:
Beginning of Period	314,907,191	140,201,261	65,023,841	183,037,614
End of Period	$246,530,426	$314,907,191	$110,926,638	$65,023,841
Undistributed (Distributions in Excess of) Net Investment Income	$(416,502)	$3,523,899	$894,616	$1,890,655
Share Transactions:
Issued	4,750,000	28,000,000	4,650,000	3,200,000
Redeemed	(3,600,000)	(6,600,000)	(500,000)	(9,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,150,000	21,400,000	4,150,000	(6,300,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

76

Statements of Changes in Net Assets

	Global X FTSE Nordic Region ETF				Global X MSCI Nigeria ETF
	Period Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$1,065,584		$1,410,352		$607,576	$908,373
Net Realized Loss on Investments and Foreign Currency Transactions	(250,733	)(1)	(325,550	)(1)	(3,132,080)	(4,431,226)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,084,293)		(4,012,414)		(1,902,579)	(5,677,883)
Net Decrease in Net Assets Resulting from Operations	(269,442)		(2,927,612)		(4,427,083)	(9,200,736)
Dividends and Distributions from:
Net Investment Income	(1,490,826)		(2,045,741)		(850,578)	(505,208)
Total Dividends and Distributions	(1,490,826)		(2,045,741)		(850,578)	(505,208)
Capital Share Transactions:
Issued	—		2,475,978		4,220,932	19,080,421
Redeemed	(3,021,545)		(4,833,389)		(2,215,312)	(1,675,335)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,021,545)		(2,357,411)		2,005,620	17,405,086
Total Increase (Decrease) in Net Assets	(4,781,813)		(7,330,764)		(3,272,041)	7,699,142
Net Assets:
Beginning of Period	52,595,789		59,926,553		24,623,123	16,923,981
End of Period	$47,813,976		$52,595,789		$21,351,082	$24,623,123
Undistributed Net Investment Income	$710,435		$1,135,677		$577,218	$820,220
Share Transactions:
Issued	—		100,000		700,000	2,000,000
Redeemed	(150,000)		(200,000)		(300,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)		(100,000)		400,000	1,800,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

77

Statements of Changes in Net Assets

	Global X Next Emerging & Frontier ETF		Global X FTSE Portugal 20 ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$344,883	$2,874,787	$342,661	$1,001,642
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(30,471,695)	(10,679,341)	(2,571,576)	(4,824,501)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	27,050,071	(27,226,842)	1,375,783	(1,698,130)
Net Decrease in Net Assets Resulting from Operations	(3,076,741)	(35,031,396)	(853,132)	(5,520,989)
Dividends and Distributions from:
Net Investment Income	(2,414,376)	(2,316,518)	(1,260,520)	(575,663)
Total Dividends and Distributions	(2,414,376)	(2,316,518)	(1,260,520)	(575,663)
Capital Share Transactions:
Issued	—	8,809,775	502,970	25,089,819
Redeemed	(88,399,190)	(16,563,940)	(10,110,896)	(18,236,165)
Increase (Decrease) in Net Assets from Capital Share Transactions	(88,399,190)	(7,754,165)	(9,607,926)	6,853,654
Total Increase (Decrease) in Net Assets	(93,890,307)	(45,102,079)	(11,721,578)	757,002
Net Assets:
Beginning of Period	106,925,030	152,027,109	37,448,523	36,691,521
End of Period	$13,034,723	$106,925,030	$25,726,945	$37,448,523
Undistributed Net Investment Income	$172,766	$2,242,259	$85,722	$1,003,581
Share Transactions:
Issued	—	400,000	50,000	2,200,000
Redeemed	(4,900,000)	(800,000)	(1,000,000)	(1,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,900,000)	(400,000)	(950,000)	550,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

78

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF
	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$134,596	$110,549
Net Realized Loss on Investments and Foreign Currency Transactions	(60,694)	(8,726)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(76,244)	(482,945)
Net Decrease in Net Assets Resulting from Operations	(2,342)	(381,122)
Dividends and Distributions from:
Net Investment Income	(146,008)	—
Net Realized Gains	(18,840)	—
Total Dividends and Distributions	(164,848)	—
Capital Share Transactions:
Issued	—	6,047,981
Increase in Net Assets from Capital Share Transactions	—	6,047,981
Total Increase (Decrease) in Net Assets	(167,190)	5,666,859
Net Assets:
Beginning of Period	5,666,859	—
End of Period	$5,499,669	$5,666,859
Undistributed Net Investment Income	$98,783	$110,195
Share Transactions:
Issued	—	400,000
Net Increase in Shares Outstanding from Share Transactions	—	400,000

(1)	Commenced operations on April 22, 2015.

The accompanying notes are an integral part of the financial statements.

79

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss)($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X China Consumer ETF
2016(Unaudited)	13.72	0 .03	(1.79)	(1.76)	(0.59)	—	(0.59)	11.37	(13.15)	83,594	0.65	†	0.55	†	19.95
2015	13.82	0.53	(0.37)	0.16	(0.26)	—	(0.26)	13.72	1.34	93,951	0.65		3.86		24.57
2014	15.87	0.17	(2.07)	(1.90)	(0.15)	—	(0.15)	13.82	(12.09)	134,014	0.65		1.18		18.89
2013	14.00	0.16	1.88	2.04	(0.17)	—	(0.17)	15.87	14.66	170,554	0.65		1.11		27.76
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	—	(0.06)	14.00	(8.06)	126,715	0.65		1.73		17.32
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65		0.98		12.37
Global X China Energy ETF
2016(Unaudited)	11.61	(0.01)	(1.13)	(1.14)	(0.33)	—	(0.33)	10.14	(9.84)	1,521	0.65	†	(0.30	)†	12.17
2015	15.03	0.22	(3.31)	(3.09)	(0.33)	—	(0.33)	11.61	(20.89)	1,741	0.65		1.66		15.62
2014	15.11	0.29	(0.09)	0.20	(0.28)	—	(0.28)	15.03	1.34	4,509	0.65		1.90		12.65
2013	13.76	0.26	1.34	1.60	(0.25)	—	(0.25)	15.11	11.72	4,534	0.65		1.82		24.41
2012	13.78	0.25	(0.01)	0.24	(0.26)	—	(0.26)	13.76	1.87	4,816	0.65		1.85		17.22
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65		1.70		11.39
Global X China Financials ETF
2016(Unaudited)	14.90	(0.03)	(1.77)	(1.80)	(0.73)	—	(0.73)	12.37	(12.65)	17,319	0.65	†	(0.43	)†	1.15
2015	13.50	0.54	1.02	1.56	(0.16)	—	(0.16)	14.90	11.50	57,358	0.65		3.34		15.88
2014	13.29	0.23	0.05^	0.28	(0.07)	—	(0.07)	13.50	2.08	48,585	0.65		1.76		6.90
2013	12.03	0.27	1.36	1.63	(0.37)	—	(0.37)	13.29	13.61	42,518	0.65		2.09		33.49
2012	10.92	0.20	0.92	1.12	(0.01)	—	(0.01)	12.03	10.28	6,013	0.65		1.76		14.02
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65		0.25		41.54
Global X China Industrials ETF
2016(Unaudited)	14.44	(0.02)	(1.73)	(1.75)	(0.34)	—	(0.34)	12.35	(12.17)	3,704	0.65	†	(0.39	)†	3.69
2015	12.93	0.21	1.40	1.61	(0.10)	—	(0.10)	14.44	12.49	7,222	0.65		1.38		23.87
2014	12.14	0.15	0.83	0.98	(0.19)	—	(0.19)	12.93	8.13	5,821	0.65		1.24		10.61
2013	11.40	0.15	0.75	0.90	(0.16)	—	(0.16)	12.14	7.89	4,248	0.65		1.28		19.01
2012	11.39	0.16	(0.13)	0.03	(0.02)	—	(0.02)	11.40	0.30	4,561	0.65		1.48		23.00
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65		0.88		20.13
Global X China Materials ETF
2016(Unaudited)	13.29	(0.03)	0.14	0.11	(0.71)	—	(0.71)	12.69	1.03	1,268	0.65	†	(0.49	)†	12.29
2015	14.80	0.40	(1.70)	(1.30)	(0.21)	—	(0.21)	13.29	(8.95)	1,329	0.65		2.39		28.59
2014	15.13	0.19	(0.27)	(0.08)	(0.25)	—	(0.25)	14.80	(0.57)	2,959	0.65		1.26		13.51
2013(1)	16.28	0.17	(1.05)	(0.88)	(0.27)	—	(0.27)	15.13	(5.63)	2,269	0.65		1.65		31.07
2012(1)	19.16	0.25	(3.13)	(2.88)	—	—	—	16.28	(15.03)	2,441	0.65		1.50		50.30
2011(1)	29.18	0.01	(9.74)	(9.73)	(0.29)	—	(0.29)	19.16	(33.69)	2,875	0.65		0.05		36.82
Global X NASDAQ China Technology ETF
2016(Unaudited)	22.01	0.17	(0.84)	(0.67)	(0.14)	—	(0.14)	21.20	(3.08)	12,719	0.65	†	1.63	†	24.52
2015	23.48	0.12	(1.52)	(1.40)	(0.07)	—	(0.07)	22.01	(5.94)	15,404	0.65		0.52		44.95
2014	20.63	0.06	2.80	2.86	(0.01)	—	(0.01)	23.48	13.85	22,307	0.65		0.29		64.79
2013	13.77	0.02	6.92	6.94	(0.08)	—	(0.08)	20.63	50.68	10,317	0.65		0.14		57.24
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	—	(0.19)	13.77	(9.17)	2,754	0.65		0.35		53.45
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65		2.26		16.79

(1)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 7 in the Notes to Financial Statements.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

80

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Southeast Asia ETF
2016(Unaudited)	13.07	0.13	0.61	0.74	(0.44)	—	(0.44)	13.37	5.97	12,699	0.65	†	2.08	†	4.71
2015	16.76	0.34	(3.61)	(3.27)	(0.42)	—	(0.42)	13.07	(19.97)	14,376	0.65		2.26		24.06
2014	17.12	0.39	(0.16)	0.23	(0.59)	—	(0.59)	16.76	1.68	29,336	0.65		2.36		8.36
2013	16.75	0.47	0.28 ^	0.75	(0.38)	—	(0.38)	17.12	4.50	49,634	0.65		2.73		24.07
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
2011(1)	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.62	†	3.46	†	2.68
Global X FTSE Andean 40 ETF
2016(Unaudited)	7.23	0.06	0.77	0.83	(0.17)	—	(0.17)	7.89	12.08	3,945	0.72	†	1.70	†	8.21
2015	10.60	0.17	(3.34)	(3.17)	(0.20)	—	(0.20)	7.23	(30.33)	3,253	0.72		2.02		21.91
2014	12.21	0.19	(1.63)	(1.44)	(0.17)	—	(0.17)	10.60	(11.84)	9,010	0.72		1.71		19.94
2013	14.37	0.23	(2.13)	(1.90)	(0.26)	—	(0.26)	12.21	(13.52)	10,382	0.72		1.71		22.05
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
2011(2)	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83
Global X MSCI Colombia ETF
2016(Unaudited)	8.79	0.07	0.79	0.86	(0.12)	—	(0.12)	9.53	10.13	88,926	0.61	@†	1.88	†	12.51
2015	17.42	0.31	(8.53)	(8.22)	(0.41)	—	(0.41)	8.79	(47.93)	66,616	0.61	@	2.80		66.93
2014	20.55	0.40	(2.78)	(2.38)	(0.75)	—	(0.75)	17.42	(11.73)	100,688	0.66	@	2.12		47.57
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	—	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05		52.06
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
2011	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.81	@	1.39		63.11
Global X Brazil Mid Cap ETF
2016(Unaudited)	6.87	0.08	1.48	1.56	(0.18)	—	(0.18)	8.25	23.47	3,711	0.69	†	2.50	†	6.48
2015	12.22	0.21	(5.19)	(4.98)	(0.37)	—	(0.37)	6.87	(41.75)	3,089	0.69		2.26		31.63
2014	14.58	0.39	(2.04)	(1.65)	(0.71)	—	(0.71)	12.22	(11.59)	7,942	0.69		2.99		17.72
2013	15.55	0.50	(1.02)	(0.52)	(0.45)	—	(0.45)	14.58	(3.52)	12,390	0.69		3.32		16.38
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
Global X Brazil Consumer ETF
2016(Unaudited)	8.49	0.01	2.05	2.06	(0.12)	—	(0.12)	10.43	24.63	3,651	0.77	†	0.34	†	11.21
2015	16.57	0.15	(7.83)	(7.68)	(0.40)	—	(0.40)	8.49	(47.30)	2,971	0.77		1.26		29.16
2014	17.89	0.33	(1.44)	(1.11)	(0.21)	—	(0.21)	16.57	(6.20)	9,943	0.78	‡	1.98		18.59
2013	19.43	0.15	(1.45)	(1.30)	(0.24)	—	(0.24)	17.89	(6.80)	18,787	0.77		0.80		15.01
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77		1.53		37.28
Global X MSCI Argentina ETF
2016(Unaudited)	19.81	0.00	0.94	0.94	(0.16)	—	(0.16)	20.59	4.86	69,504	0.74	†	(0.03	)†	10.28
2015	21.18	0.11	(1.39)	(1.28)	(0.09)	—	(0.09)	19.81	(6.04)	15,355	0.74		0.58		26.88
2014	20.29	0.10	0.91 ^	1.01	(0.12)	—	(0.12)	21.18	5.03	20,652	0.74		0.49		95.29
2013(3)	16.84	0.10	3.53	3.63	(0.18)	—	(0.18)	20.29	21.73	6,595	0.74		0.57		26.52
2012(3)	22.04	0.24	(4.85)	(4.61)	(0.59)	—	(0.59)	16.84	(21.44)	2,946	0.74		1.25		29.51
2011(3)(4)	29.86	0.45	(8.27)	(7.82)	—	—	—	22.04	(26.19)	3,857	0.75	†	2.53	†	40.86

(1)	The Fund commenced operations on February 16, 2011.
(2)	The Fund commenced operations on February 2, 2011.
(3)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 7 in the Notes to Financial Statements.
(4)	The Fund commenced operations on March 2, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.80%, 0.79%, 0.78%, 0.80%, 0.83%, and 0.83% for the period ended April 30, 2016 and years ended October 31, 2015, 2014, 2013, 2012, and 2011, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.77% for the Global X Brazil Consumer ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

81

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MSCI Greece ETF
2016(Unaudited)	10.41	—	(2.44)	(2.44)	(0.12)	—	(0.12)	7.85	(23.46)	246,530	0.61	†	(0.08	)†	56.70
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	—	(0.13)	10.41	(33.66)	314,907	0.62		1.61		29.35
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	—	(0.01)	15.84	(29.83)	140,201	0.62		0.38		64.19
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99
Global X MSCI Norway ETF
2016(Unaudited)	10.75	0.18	0.32	0.50	(0.37)	—	(0.37)	10.88	5.02	110,927	0.50	†	3.62	†	8.19
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	—	(0.83)	10.75	(22.50)	65,024	0.50		2.76		16.05
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	—	(0.39)	14.82	(9.46)	183,038	0.50		3.76		26.50
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
2011(2)	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26
Global X FTSE Nordic Region ETF
2016(Unaudited)	22.29	0.46	(0.48)	(0.02)	(0.63)	—	(0.63)	21.64	(0.10)	47,814	0.50	†	4.40	†	6.15
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	—	(0.85)	22.29	(5.05)	52,596	0.50		2.53		7.76
2014	23.74	0.79	0.46	1.25	(0.63)	—	(0.63)	24.36	5.30	59,927	0.50		3.16		6.05
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
Global X MSCI Nigeria ETF
2016(Unaudited)	7.94	0.20	(1.74)	(1.54)	(0.30)	—	(0.30)	6.10	(19.75)	21,351	0.76	†@	6.16	†	25.01
2015	13.02	0.34	(5.11)	(4.77)	(0.31)	—	(0.31)	7.94	(37.25)	24,623	0.68	@	3.72		34.00
2014	14.92	0.47	(2.16)	(1.69)	(0.17)	(0.04)	(0.21)	13.02	(11.55)	16,924	0.68	@	3.14		54.75
2013(3)	15.31	0.30	(0.69)	(0.39)	—	—	—	14.92	(2.55)	5,970	0.68	†@	3.54	†	5.44
Global X Next Emerging & Frontier ETF
2016(Unaudited)	19.27	0.09	1.15	1.24	(0.46)	—	(0.46)	20.05	6.80	13,035	0.58	†	1.02	†	3.02
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	—	(0.40)	19.27	(23.29)	106,925	0.58		2.22		19.72
2014(4)	25.08	0.51	0.01 ^	0.52	(0.05)	—	(0.05)	25.55	2.07	152,027	0.58	†‡	2.00	†	24.14
Global X FTSE Portugal 20 ETF
2016(Unaudited)	10.85	0.12	(0.22)	(0.10)	(0.46)	—	(0.46)	10.29	(0.91)	25,727	0.61	†	2.51	†	15.77
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	—	(0.23)	10.85	(12.39)	37,449	0.61		2.68		35.26
2014(5)	15.04	0.38	(2.77)	(2.39)	—	—	—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58
Global X MSCI Pakistan ETF
2016(Unaudited)	14.17	0.34	(0.34)	—	(0.37)	(0.05)	(0.42)	13.75	0.10	5,500	0.89	†	5.14	†	10.44
2015(6)	15.28	0.35	(1.46)	(1.11)	—	—	—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on April 2, 2013.
(4)	The Fund commenced operations on November 6, 2013.
(5)	The Fund commenced operations on November 12, 2013.
(6)	The Fund commenced operations on April 22, 2015.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.92%, 0.92%, 0.92% and 0.92% for the period ended April 30, 2016 and for the years and or period ended October 31, 2015, 2014, and 2013, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.58% for the Global X Next Emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

82

Notes to Financial Statements
April 30, 2016 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2016, the Trust had one hundred and seven portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF (formerly Global X FTSE Greece 20 ETF), Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

83

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were securities valued using Fair Value Procedures of $4,973, $75,115, $463, $7,242, $10,310, $336 and $2,179 in Global X China Industrials ETF, Global X China Materials ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

84

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X China Materials ETF

Quantitative information about Level 3 fair value measurements

Assets	Fair Value at 04/30/2016	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$17,724	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	5 - 99.9%

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at April 30, 2016. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

85

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At April 30, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Global X China Consumer ETF
Barclays Bank	$6,000,000	$6,000,000	$-	$-
Deutsche Bank	1,027,047	1,027,047	-	-
Global X MSCIGreece ETF
Deutsche Bank	4,835,750	4,835,750	-	-
Global X MSCI Norway ETF
Barclays Bank	22,000,000	22,000,000	-	-
Deutsche Bank	1,830,593	1,830,593	-	-
Global X FTSE Nordic Region ETF
Deutsche Bank	923,125	923,125	-	-
Global X FTSE Portugal 20 ETF
Deutsche Bank	2,864,948	2,864,948	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the period ended April 30, 2016, the Global X Brazil Mid Cap ETF and Global X Brazil Consumer ETF incurred federal excise tax in the amount of $89 and $23, respectively. No other provisions for Federal income taxes have been made in the financials.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

86

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction payable to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

87

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Creation	Value at	Redemption
	Shares	Fee	April 30, 2016	Fee
Global X China Consumer ETF	50,000	$1,900	$568,500	$1,900
Global X China Energy ETF	50,000	1,900	507,000	1,900
Global X China Financials ETF	50,000	1,900	618,500	1,900
Global X China Industrials ETF	50,000	1,900	617,500	1,900
Global X China Materials ETF	50,000	1,900	634,500	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	1,060,000	1,900
Global X Southeast Asia ETF	50,000	2,300	668,500	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	394,500	2,300
Global X MSCI Colombia ETF	50,000	2,500	476,500	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	412,500	1,900
Global X Brazil Consumer ETF	50,000	1,500	521,500	1,500
Global X MSCI Argentina ETF	50,000	1,000	1,029,500	1,000
Global X MSCI Greece ETF	50,000	1,000	392,500	1,000
Global X MSCI Norway ETF	50,000	1,400	544,000	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	1,082,000	1,400
Global X MSCI Nigeria ETF	50,000	2,300	305,000	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,002,500	9,500
Global X FTSE Portugal 20 ETF	50,000	1,000	514,500	1,000
Global X MSCI Pakistan ETF	50,000	3,800	687,500	3,800

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF may pay up to 0.11%, 0.01%, 0.06%, 0.24%, 0.09%, 0.06% and 0.20%, respectively, in Custody Fees (in addition to the Supervision and Administration Fee).

88

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

Supervision and Administration Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X Southeast Asia ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X MSCI Colombia ETF*	0.61%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X MSCI Argentina ETF	0.74%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF**	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X FTSE Portugal 20 ETF	0.55%
Global X MSCI Pakistan ETF	0.68%

*Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X MSCI Colombia ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.61% of the Fund’s average daily net assets per year until at least March 1, 2017. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. At April 30, 2016, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $60,347 expiring 2019, $133,126 expiring in 2018, $132,223 expiring in 2017 and $84,928 expiring in 2016. As of April 30, 2016, there had been no recoupment of previously waived and reimbursed fees.

** Efffective March 2, 2016, the Adviser discontinued an expense limitation agreements that had been in place with respect to the Global X MSCI Nigeria ETF. At April 30, 2016, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF were $15,742 expiring in 2019, $58,656 expiring in 2018, $33,893 expiring in 2017 and $5,469 expiring in 2016. As of April 30, 2016, there had been no recoupment of previously waived and reimbursed fees.

89

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

90

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X China Consumer ETF	$16,384,576	$16,114,241
Global X China Energy ETF	183,716	234,861
Global X China Financials ETF	423,385	3,230,841
Global X China Industrials ETF	165,817	295,768
Global X China Materials ETF	148,632	191,993
Global X NASDAQ China Technology ETF	3,517,975	3,542,869
Global X Southeast Asia ETF	611,187	1,470,690
Global X FTSE Andean 40 ETF	359,335	273,694
Global X MSCI Colombia ETF	18,004,904	8,597,750
Global X Brazil Mid Cap ETF	197,931	237,938
Global X Brazil Consumer ETF	337,059	370,443
Global X MSCI Argentina ETF	4,238,429	3,488,967
Global X MSCI Greece ETF	140,674,142	143,608,010
Global X MSCI Norway ETF	5,979,135	7,482,450
Global X FTSE Nordic Region ETF	2,992,322	3,627,405
Global X MSCI Nigeria ETF	6,935,396	5,075,118
Global X Next Emerging & Frontier ETF	2,016,903	27,136,845
Global X FTSE Portugal 20 ETF	4,409,710	5,437,298
Global X MSCI Pakistan ETF	550,082	611,472

During the period ended April 30, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

91

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2016 in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X China Consumer ETF	$8,335,368	$7,250,415	$(1,159,800)
Global X China Energy ETF	-	-	-
Global X China Financials ETF	-	27,117,442	(8,033,974)
Global X China Industrials ETF	-	2,616,569	(215,683)
Global X China Materials ETF	-	-	-
Global X NASDAQ China Technology ETF	-	2,061,309	293,542
Global X Southeast Asia ETF	-	1,296,706	(438,125)
Global X FTSE Andean 40 ETF	165,267	-	-
Global X MSCI Colombia ETF	4,205,830	127,421	(1,820)
Global X Brazil Mid Cap ETF	-	-	-
Global X Brazil Consumer ETF	-	-	-
Global X MSCI Argentina ETF	48,423,727	-	-
Global X MSCI Greece ETF	38,248,535	29,237,949	(4,992,353)
Global X MSCI Norway ETF	46,128,937	5,108,436	(281,925)
Global X FTSE Nordic Region ETF	-	3,022,314	424,816
Global X MSCI Nigeria ETF	-	-	-
Global X Next Emerging & Frontier ETF	-	65,046,354	(19,651,937)
Global X FTSE Portugal 20 ETF	502,228	10,091,107	(718,630)
Global X MSCI Pakistan ETF	-	-	-

For the the year or period ended October 31, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X China Consumer ETF	$1,135,345	$41,029,893	$(3,147,297)
Global X China Energy ETF	-	2,122,033	219,731
Global X China Financials ETF	45,882,818	39,106,611	3,401,732
Global X China Industrials ETF	6,131,493	4,518,457	1,036,289
Global X China Materials ETF	4,885,323	5,808,257	(332,946)
Global X NASDAQ China Technology ETF	1,415,138	6,938,264	1,274,116
Global X Southeast Asia ETF	1,207,349	8,031,728	(919,877)
Global X FTSE Andean 40 ETF	234,771	2,109,859	(480,205)
Global X MSCI Colombia ETF	15,101,015	9,743,616	(280,459)
Global X Brazil Mid Cap ETF	-	892,420	(229,856)
Global X Brazil Consumer ETF	-	513,276	(471,937)
Global X MSCI Argentina ETF	4,124,088	7,272,609	164,299
Global X MSCI Greece ETF	334,382,731	79,994,697	(11,482,974)
Global X MSCI Norway ETF	41,440,084	122,868,376	(20,092,704)
Global X FTSE Nordic Region ETF	2,472,391	4,832,278	1,294,820
Global X MSCI Nigeria ETF	-	-	-
Global X Next Emerging & Frontier ETF	6,537,161	12,195,780	(829,169)
Global X FTSE Portugal 20 ETF	25,105,756	18,233,849	(1,050,630)
Global X MSCI Pakistan ETF	-	-	-

92

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended October 31, 2015 and 2014 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X China Consumer ETF
2015	$2,353,761	$–	$2,353,761
2014	1,981,753	–	1,981,753
Global X China Energy ETF
2015	$81,629	$–	$81,629
2014	85,026	–	85,026
Global X China Financials ETF
2015	$617,666	$–	$617,666
2014	243,282	–	243,282
Global X China Industrials ETF
2015	$44,362	$–	$44,362
2014	65,300	–	65,300
Global X China Materials ETF
2015	$30,768	$–	$30,768
2014	36,867	–	36,867
Global X NASDAQ China Technology ETF
2015	$64,823	$–	$64,823
2014	3,666	–	3,666
Global X Southeast Asia ETF
2015	$689,799	$–	$689,799
2014	1,423,135	–	1,423,135
Global X FTSE Andean 40 ETF
2015	$168,007	$–	$168,007
2014	153,480	–	153,480
Global X MSCI Colombia ETF
2015	$2,318,237	$–	$2,318,237
2014	4,567,150	–	4,567,150
Global X Brazil Mid Cap ETF
2015	$242,176	$–	$242,176
2014	531,843	–	531,843
Global X Brazil Consumer ETF
2015	$240,598	$–	$240,598
2014	185,072	–	185,072
Global X MSCI Argentina ETF
2015	$90,100	$–	$90,100
2014	45,738	–	45,738
Global X MSCI Greece ETF
2015	$956,353	$–	$956,353
2014	118,994	33,492	152,486

93

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X MSCI Norway ETF
2015	$4,921,308	$–	$4,921,308
2014	2,012,342	–	2,012,342
Global X FTSE Nordic Region ETF
2015	$2,045,741	$–	$2,045,741
2014	1,480,041	–	1,480,041
Global X MSCI Nigeria ETF
2015	$505,208	$–	$505,208
2014	92,838	–	92,838
Global X Next Emerging & Frontier ETF
2015	$2,316,518	$–	$2,316,518
2014	28,312	–	28,312
Global X FTSE Portugal 20 ETF
2015	$575,663	$–	$575,663
2014	–	–	–
Global X MSCI Pakistan ETF(1)
2015	$–	$–	$–

(1)Commenced operations on April 22, 2015.

As of October 31, 2015, the components of tax basis accumulated losses were as follows:

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$3,897,491	$48,200	$2,771,631
Capital Loss Carryforwards	(27,019,305)	(754,956)	(1,667,972)
Unrealized Depreciation on Investments and Foreign Currency	(16,509,018)	(743,505)	(4,534,728)
Other Temporary Differences	3	-	(2)
Total Accumulated Losses	$(39,630,829)	$(1,450,261)	$(3,431,071)

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$95,164	$70,632	$94,445
Capital Loss Carryforwards	(1,586,527)	(963,423)	(1,635,512)
Unrealized Depreciation on Investments and Foreign Currency	(1,512,818)	(1,160,921)	(189,589)
Other Temporary Differences	(2)	-	1
Total Accumulated Losses	$(3,004,183)	$(2,053,712)	$(1,730,655)

	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$447,920	$81,274	$808,120
Capital Loss Carryforwards	(3,827,248)	(2,451,855)	(49,177,815)
Unrealized Depreciation on Investments and Foreign Currency	(4,077,989)	(2,691,638)	(43,798,998)
Other Temporary Differences	(3)	2	(3)
Total Accumulated Losses	$(7,457,320)	$(5,062,217)	$(92,168,696)

94

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

5. TAX INFORMATION (continued)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Undistributed Ordinary Income	$55,360	$36,222	$44,367
Capital Loss Carryforwards	(6,915,882)	(3,765,955)	(2,436,274)
Unrealized Depreciation on Investments and Foreign Currency	(1,927,501)	(2,963,846)	(3,552,587)
Other Temporary Differences	(1)	—	(2)
Total Accumulated Losses	$(8,788,024)	$(6,693,579)	$(5,944,496)

	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$3,839,733	$1,890,658	$1,487,702
Capital Loss Carryforwards	(16,532,722)	(10,016,662)	(1,999,710)
Unrealized Depreciation on Investments and Foreign Currency	(136,617,759)	(38,208,171)	(97,219)
Other Temporary Differences	(5)	(7)	(3)
Total Accumulated Losses	$(149,310,753)	$(46,334,182)	$(609,230)

	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
Undistributed Ordinary Income	$820,219	$2,268,026	$1,003,582
Capital Loss Carryforwards	(4,348,029)	(10,016,854)	(2,579,572)
Unrealized Depreciation on Investments and Foreign Currency	(8,826,598)	(29,479,531)	(12,574,191)
Other Temporary Differences	—	(1)	(1)
Total Accumulated Losses	$(12,354,408)	$(37,228,360)	$(14,150,182)

Global X MSCI Pakistan ETF
Undistributed Ordinary Income	$131,535
Capital Loss Carryforwards	-
Unrealized Depreciation on Investments and Foreign Currency	(512,657)
Other Temporary Differences	-
Total Accumulated Losses	$(381,122)

95

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains.

As of October 31, 2015, the Funds that had capital loss carryforwards are listed below:

			Global X	Global X	Global X
		Global X	China	China	China
	Global X China	China	Financials	Industrials	Materials
Expiration date	Consumer ETF	Energy ETF	ETF	ETF	ETF
October 2019	$1,341,121	$33,912	$-	$-	$-
October 2018	173,208	-	551,954	94,810	-
	$1,514,329	$33,912	$551,954	$94,810	$-

	Global X		Global X	Global X
	NASDAQ	Global X	FTSE	MSCI	Global X
	China	Southeast	Andean 40	Colombia	Brazil Mid
Expiration date	Technology	Asia ETF	ETF	ETF	Cap ETF
October 2019	$236,466	$-	$120,886	$8,249,654	$918,379
October 2018	-	-	-	-	-
	$236,466	$-	$120,886	$8,249,654	$918,379

		Global X
		MSCI	Global X	Global X	Global X
	Global X Brazil	Argentina	MSCI Greece	MSCI	FTSE Nordic
Expiration date	Consumer ETF	ETF	ETF	Norway ETF	Region ETF
October 2019	$563,593	$414,683	$-	$1,802,290	$-
October 2018	-	-	-	-	-
	$563,593	$414,683	$-	$1,802,290	$-

		Global X	Global X
		Next	FTSE	Global X
	Global X MSCI	Emerging &	Portugal 20	MSCI
Expiration date	Nigeria ETF	Frontier ETF	ETF	Pakistan ETF
October 2019	$-	$-	$-	$-
October 2018	-	-	-	-
	$-	$-	$-	$-

96

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$2,811,294	$22,693,682	$25,504,976
Global X China Energy ETF	98,914	622,130	721,044
Global X China Financials ETF	934,694	181,324	1,116,018
Global X China Industrials ETF	141,546	1,350,171	1,491,717
Global X China Materials ETF	14,977	948,446	963,423
Global X NASDAQ China Technology ETF	1,399,046	—	1,399,046
Global X Southeast Asia ETF	1,694,186	2,133,062	3,827,248
Global X FTSE Andean 40 ETF	420,645	1,910,324	2,330,969
Global X MSCI Colombia ETF	17,015,026	23,913,135	40,928,161
Global X Brazil Mid Cap ETF	968,019	5,029,484	5,997,503
Global X Brazil Consumer ETF	1,095,948	2,106,414	3,202,362
Global X MSCI Argentina ETF	707,481	1,314,110	2,021,591
Global X MSCI Greece ETF	9,838,003	6,694,719	16,532,722
Global X MSCI Norway ETF	5,176,585	3,037,787	8,214,372
Global X FTSE Nordic Region ETF	751,648	1,248,062	1,999,710
Global X MSCI Nigeria ETF	2,607,050	1,740,979	4,348,029
Global X Next Emerging & Frontier ETF	4,117,627	5,899,227	10,016,854
Global X FTSE Portugal 20 ETF	2,579,572	—	2,579,572
Global X MSCI Pakistan ETF(1)	—	—	—

(1) Commenced operations on April 22, 2015.

During the year ended October 31, 2015 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X China Consumer ETF	$35,678
Global X China Financials ETF	325,234
Global X China Materials ETF	14,406
Global X NASDAQ China Technology ETF	436,300
Global X FTSE Portugal 20 ETF	32,893

97

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2016 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$109,582,916	$5,897,714	$(25,118,383)	$(19,220,669)
Global X China Energy ETF	2,250,663	30,048	(762,040)	(731,992)
Global X China Financials ETF	22,796,481	97,388	(5,597,991)	(5,500,603)
Global X China Industrials ETF	5,537,277	58,859	(1,913,790)	(1,854,931)
Global X China Materials ETF	2,209,847	5,396	(952,412)	(947,016)
Global X NASDAQ China Technology ETF	13,186,076	1,144,404	(1,629,489)	(485,085)
Global X Southeast Asia ETF	14,634,151	380,687	(2,386,374)	(2,005,687)
Global X FTSE Andean 40 ETF	5,683,974	111,115	(1,867,121)	(1,756,006)
Global X MSCI Colombia ETF	104,963,813	2,796,161	(19,210,978)	(16,414,817)
Global X Brazil Mid Cap ETF	4,725,542	181,627	(1,215,124)	(1,033,497)
Global X Brazil Consumer ETF	4,715,580	350,328	(1,430,853)	(1,080,525)
Global X MSCI Argentina ETF	65,798,648	4,877,704	(1,246,147)	3,631,557
Global X MSCI Greece ETF	331,356,029	12,516,748	(57,834,707)	(45,317,959)
Global X MSCI Norway ETF	160,699,376	2,288,453	(28,914,312)	(26,625,859)
Global X FTSE Nordic Region ETF	48,224,880	5,526,342	(5,724,774)	(198,432)
Global X MSCI Nigeria ETF	30,876,480	56,708	(9,612,880)	(9,556,172)
Global X Next Emerging & Frontier ETF	15,262,590	678,495	(2,949,287)	(2,270,792)
Global X FTSE Portugal 20 ETF	36,751,035	837,364	(9,278,780)	(8,441,416)
Global X MSCI Pakistan ETF(1)	6,530,559	216,866	(736,469)	(519,603)

(1) Commenced operations on April 22, 2015.

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

98

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

6. CONCENTRATION OF RISKS (continued)

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

A more complete description of risks is included in each Fund’s prospectus and SAI.

7. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X MSCI Argentina ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

99

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

As of April 30, 2016, the value of the securities on loan was $6,564,632, $4,550,847, $23,080,591, $874,384, and $748,408 for the Global X China Consumer ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X FTSE Portugal 20 ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $7,027,047, $4,835,750, $23,830,593, $923,125 and $2,864,948 for the Global X China Consumer ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X FTSE Portugal 20 ETF, respectively. The value of cash collateral held from securities on loan was $438,165 for the Global X MSCI Norway ETF.

At April 30, 2016, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
BNP Paribas Prime Brokerage	$18,558	$21,569
Citigroup Global Markets	107,550	120,000
Credit Suisse	644,530	750,000
Deutsche Bank	2,810,524	2,973,548
Goldman Sachs	15	18
JPMorgan	89,537	94,530
ML Pierce, Fenner & Smith	1,023,628	1,078,373
Morgan Stanley	1,823,778	1,939,770
UBS Securities	46,512	49,239
Global X MSCI Greece ETF
Deutsche Bank	2,981,250	3,150,000
JPMorgan	380,475	427,500
Wells Fargo	1,189,122	1,258,250
Global X MSCI Norway ETF
Barclays Bank	510,041	538,650
Citigroup	573,518	608,453
Credit Suisse	1,643,731	1,733,315
Goldman Sachs	1,885,165	1,983,200
Jefferies	4,388,525	4,610,400
JPMorgan	9,720,974	10,214,610
Morgan Stanley	334,669	352,320
UBS Securities	4,023,968	4,227,810
Global X FTSE Nordic Region ETF
Goldman Sachs	874,384	923,125
Global X FTSE Portugal 20 ETF
Citigroup	89,847	1,981,637
Credit Suisse	415,526	459,287
JPMorgan	209,338	231,384
ML Pierce, Fenner & Smith	11,902	96,500
Morgan Stanley	21,795	96,140

100

Notes to Financial Statements
April 30, 2016 (continued) (Unaudited)

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected PricewaterhouseCoopers LLP (“PwC”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending October 31, 2016. The decision to select PwC was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees on November 13, 2015. During the Global X Funds’ fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of PwC does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Ernst & Young, LLP (“E&Y”). The decision not to renew the engagement of E&Y upon the completion of its audit for the fiscal year ended October 31, 2015 and the completion of related non-audit work, and the selection of PwC to perform the audit for the fiscal year ended October 31, 2016, was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. E&Y’s report on the Global X Funds’ financial statements for the fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015 (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

101

Notes to Financial Statements
April 30, 2016 (concluded) (Unaudited)

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to the April 30th period end, the following investment portfolios of the Trust commenced operations:

Fund Name:	Commenced Operations:
Global X Longevity Thematic ETF	May 4, 2016
Global X Millennials Thematic ETF	May 4, 2016
Global X Health & Wellness Thematic ETF	May 4, 2016

102

Disclosure of Fund Expenses (unaudited)

ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2015 through April 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

103

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$868.50	0.65%	$3.02
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X China Energy ETF
Actual Fund Return	$1,000.00	$901.60	0.65%	$3.08
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X China Financials ETF
Actual Fund Return	$1,000.00	$873.50	0.65%	$3.03
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$878.30	0.65%	$3.04
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X China Materials ETF
Actual Fund Return	$1,000.00	$1,010.30	0.65%	$3.25
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$969.20	0.65%	$3.19
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,059.70	0.65%	$3.33
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$1,120.80	0.72%	$3.80
Hypothetical 5% Return	1,000.00	1,021.28	0.72	3.62
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,101.30	0.61%	$3.19
Hypothetical 5% Return	1,000.00	1,021.82	0.61	3.07
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$1,234.70	0.69%	$3.82
Hypothetical 5% Return	1,000.00	1,021.45	0.69	3.45
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$1,246.30	0.77%	$4.31
Hypothetical 5% Return	1,000.00	1,021.02	0.77	3.88
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,048.60	0.74%	$3.79
Hypothetical 5% Return	1,000.00	1,021.16	0.74	3.74
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$765.40	0.61%	$2.68
Hypothetical 5% Return	1,000.00	1,021.83	0.61	3.07
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,050.20	0.50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.37	0.50	2.52
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$999.00	0.50%	$2.49
Hypothetical 5% Return	1,000.00	1,022.37	0.50	2.52
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$802.50	0.76%	$3.41
Hypothetical 5% Return	1,000.00	1,021.08	0.76	3.83

104

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,068.00	0.58%	$2.98
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.91
Global X FTSE Portugal 20 ETF
Actual Fund Return	$1,000.00	$990.90	0.61%	$3.01
Hypothetical 5% Return	1,000.00	1,021.84	0.61	3.05
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,001.00	0.89%	$4.43
Hypothetical 5% Return	1,000.00	1,020.44	0.89	4.47

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.).

105

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 13, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund named in this Semi-Annual report (each a “Renewal Fund” and together the “Renewal Funds”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

106

Approval of Investment Advisory Agreement (unaudited) (continued)

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

Performance

With respect to this factor, the Board considered the performance of each Renewal Fund. It examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds' tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of each Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

107

Approval of Investment Advisory Agreement (unaudited) (continued)

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with each Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and discussed with the Board its current and expected profitability with respect to each Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by each Renewal Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of Fund shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each Renewal Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each Renewal Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each Renewal Fund and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•	that under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of each Renewal Fund, including the costs of various third-party services required by each Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

108

Approval of Investment Advisory Agreement (unaudited) (concluded)

Based on these considerations, the Board concluded that it would be in the best interest of the Renewal Funds and their shareholders to approve the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in each Renewal Fund in order to seek to assure that each Renewal Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each Renewal Fund and its shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

109

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

110

Notes

111

Notes

112

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-0500

Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Social Media Index ETF (ticker: SOCL)
Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)
Global X | JPMorgan US Sector Rotator Index ETF (ticker: SCTO)
Global X Permanent ETF (ticker: PERM)
Global X Guru™ Index ETF (ticker: GURU)
Global X Guru™ Activist Index ETF (ticker: ACTX)
Global X Guru™ International Index ETF (ticker: GURI)
Global X Scientific Beta US ETF (ticker: SCIU)
Global X Scientific Beta Europe ETF (ticker: SCID)
Global X Scientific Beta Japan ETF (ticker: SCIJ)
Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)
Global X YieldCo Index ETF (ticker: YLCO)
Global X S&P 500® Catholic Values ETF (ticker: CATH)

Semi-Annual Report

April 30, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® ETF

Sector Weightings †:

 † Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA— 19.8%
Consumer Services — 2.8%
Myer Holdings (A)	8,225,502	$6,496,989
Seven West Media	10,162,393	8,220,746
Southern Cross Media Group	8,525,848	7,027,012
		21,744,747
Financials — 6.8%
ASX	222,772	7,434,460
Bank of Queensland	841,017	7,220,490
Bendigo and Adelaide Bank	1,069,389	7,606,082
Commonwealth Bank of Australia	126,600	7,138,858
IOOF Holdings (A)	1,220,916	8,329,764
National Australia Bank	366,149	7,597,600
Westpac Banking	312,094	7,395,310
		52,722,564
Industrials — 1.0%
Sydney Airport	1,441,093	7,489,425
Oil & Gas — 2.5%
APA Group	1,061,691	7,089,499
WorleyParsons (A)	2,351,691	12,544,889
		19,634,388
Real Estate Investment Trust — 3.9%
Abacus Property Group	3,174,217	7,679,010
Charter Hall Retail	2,205,588	8,011,996
Cromwell Property Group	9,540,854	7,426,716

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Stockland	2,144,836	$7,152,945
		30,270,667
Telecommunications — 0.9%
Telstra	1,779,852	7,280,447
Utilities — 1.9%
DUET Group	4,120,771	7,075,716
Spark Infrastructure Group	4,972,935	7,855,838
		14,931,554
TOTAL AUSTRALIA		154,073,792
BRAZIL— 2.7%
Financials — 1.6%
Banco do Brasil	1,974,400	12,478,748
Telecommunications — 1.1%
Telefonica Brasil ADR	708,600	8,729,952
TOTAL BRAZIL		21,208,700
CANADA— 3.2%
Consumer Services — 1.1%
Parkland Fuel	441,206	8,428,915
Oil & Gas — 1.1%
Veresen (A)	1,201,764	8,711,494
Real Estate Investment Trust — 1.0%
Dream Global Real Estate Investment Trust (A)	1,118,543	7,858,198
TOTAL CANADA		24,998,607
CHINA— 1.7%
Consumer Goods — 0.8%
Pacific Textiles Holdings	4,676,300	6,028,335
Financials — 0.9%
Evergrande Real Estate Group	9,915,700	7,362,764
TOTAL CHINA		13,391,099
FINLAND— 3.7%
Basic Materials — 0.9%
UPM-Kymmene	385,250	7,359,947
Health Care — 0.9%
Orion, Cl B	198,528	6,926,083
Telecommunications — 0.9%
Elisa	184,649	6,896,580
Utilities — 1.0%
Fortum	501,224	7,554,814
TOTAL FINLAND		28,737,424

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 4.8%
Financials — 1.0%
Euler Hermes	78,626	$7,474,468
Industrials — 0.7%
Bouygues (A)	176,989	5,903,012
Oil & Gas — 1.0%
Total	150,940	7,594,542
Real Estate Investment Trust — 1.0%
Fonciere Des Regions	82,277	7,787,620
Utilities — 1.1%
Electricite de France (A)	580,857	8,345,952
TOTAL FRANCE		37,105,594
GERMANY— 0.9%
Telecommunications — 0.9%
Freenet	226,689	6,924,517
GREECE— 1.2%
Industrials — 1.2%
Costamare	961,956	9,330,973
HONG KONG— 0.8%
Technology — 0.8%
VTech Holdings	590,224	6,102,197
ISRAEL— 0.8%
Telecommunications — 0.8%
Bezeq The Israeli Telecommunication	3,034,476	6,479,511
NORWAY— 1.1%
Industrials — 1.1%
Ship Finance International (A)	543,371	8,242,938
PORTUGAL— 0.9%
Utilities — 0.9%
Energias de Portugal	2,094,551	7,446,439
SINGAPORE— 6.5%
Industrials — 1.8%
Hutchison Port Holdings Trust	15,100,450	6,719,700
Venture	1,171,461	7,295,211
		14,014,911
Real Estate Investment Trust — 3.8%
Ascendas	3,981,049	7,286,471
Mapletree Industrial Trust	6,078,000	7,258,056
Mapletree Logistics Trust	9,758,163	7,841,089

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Suntec	5,854,785	$7,339,989
		29,725,605
Telecommunications — 0.9%
StarHub	2,790,106	6,871,211
TOTAL SINGAPORE		50,611,727
SOUTH AFRICA— 1.1%
Real Estate Investment Trust — 1.1%
Redefine Properties	9,929,750	8,605,795
SWEDEN— 0.9%
Telecommunications — 0.9%
TeliaSonera	1,444,117	6,903,363
UNITED KINGDOM— 4.9%
Basic Materials — 1.1%
MMC Norilsk Nickel ADR	589,889	8,700,863
Financials — 2.8%
Intermediate Capital Group	855,296	7,692,953
Phoenix Group Holdings	575,727	7,253,094
Standard Life	1,424,193	6,803,430
		21,749,477
Utilities — 1.0%
SSE	338,563	7,489,015
TOTAL UNITED KINGDOM		37,939,355
UNITED STATES— 43.9%
Consumer Goods — 0.8%
Vector Group (A)	302,015	6,523,524
Financials — 7.2%
Armour Residential (A)	345,670	7,355,858
BGC Partners, Cl A	768,714	6,979,923
CBL & Associates Properties	637,183	7,442,297
NorthStar Realty Finance	661,291	8,457,912
Redwood Trust	655,347	8,493,297
TPG Specialty Lending	434,300	7,135,549
United Development Funding IV (A) (B) (C)	331,777	708,513
WP GLIMCHER	863,824	9,061,514
		55,634,863
Health Care — 0.9%
AstraZeneca	115,995	6,674,504
Industrials — 2.1%
Nordic American Tankers (A)	508,500	7,835,985
RR Donnelley & Sons	501,602	8,727,875
		16,563,860

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 5.8%
DHT Holdings	1,123,039	$6,446,244
Golar LNG	398,198	6,602,123
ONEOK	317,549	11,479,396
Targa Resources	301,660	12,205,164
Williams	420,805	8,159,409
		44,892,336
Real Estate Investment Trust — 25.1%
Altisource Residential	712,154	8,275,230
American Capital Agency	375,696	6,901,536
American Capital Mortgage Investment	505,740	7,500,124
Annaly Capital Management	680,382	7,089,580
Apollo Commercial Real Estate Finance	411,094	6,548,727
Capstead Mortgage	708,714	6,888,700
Chimera Investment	526,985	7,483,187
CYS Investments	887,311	7,196,092
Franklin Street Properties	732,243	7,776,421
Government Properties Income Trust (A)	492,284	9,314,013
Hatteras Financial	516,062	8,200,225
Hospitality Properties Trust	282,935	7,240,307
Invesco Mortgage Capital	647,974	8,326,466
Investors Real Estate Trust (A)	1,066,853	6,422,455
Medical Properties Trust	612,265	8,149,247
MFA Financial	1,017,436	7,030,483
New Residential Investment	612,375	7,409,738
New York Mortgage Trust (A)	1,357,299	7,057,955
Omega Healthcare Investors	220,424	7,443,718
PennyMac Mortgage Investment Trust	560,118	7,612,004
Sabra Health Care	372,288	7,851,554
Select Income	337,232	7,806,921
Senior Housing Properties Trust	460,704	8,099,176
Starwood Property Trust	378,428	7,326,366
Two Harbors Investment	893,168	6,993,505
VEREIT	870,165	7,727,065
		195,670,795
Telecommunications — 2.0%
Consolidated Communications Holdings (A)	322,121	7,614,940
Frontier Communications	1,507,248	8,380,299
		15,995,239
TOTAL UNITED STATES		341,955,121
TOTAL COMMON STOCK
(Cost $816,154,035)		770,057,152

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (D) — 4.5%
Barclays Bank
0.280%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price $33,000,770 (collateralized by U.S. Treasury Obligations, ranging in par value $12–$4,981,132, 0.000%–6.375%, 05/15/15-08/15/44 with a total market value of $33,660,000)	$33,000,000	$33,000,000
Deutsche Bank
0.290%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price $1,711,175 (collateralized by U.S. Treasury Obligations, par value $1,689,488, 2.250%, 11/30/17 with a total market value of $1,725,305)	1,711,134	1,711,134
TOTAL REPURCHASE AGREEMENTS
(Cost $34,711,134)		34,711,134
TOTAL INVESTMENTS — 103.4%
(Cost $850,865,169)		$804,768,286

Percentages are based on Net Assets of $778,183,803.

(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $33,167,707.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $708,513 and represents 0.1% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $708,513 and represented 0.1% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $34,711,134.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$769,348,639	$—	$708,513	$770,057,152
Repurchase Agreements	—	34,711,134	—	34,711,134
Total Investments in Securities	$769,348,639	$34,711,134	$708,513	$804,768,286

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® U.S. ETF

Sector Weightings †:

 † Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 91.3%
UNITED STATES— 91.3%
Consumer Goods — 13.2%
Altria Group	86,900	$5,449,499
B&G Foods	140,649	5,796,145
Cal-Maine Foods (A)	104,105	5,284,370
Mattel	162,766	5,060,395
Philip Morris International	56,983	5,591,172
Universal	96,065	5,240,346
Vector Group	234,377	5,062,543
		37,484,470
Consumer Services — 20.0%
ClubCorp Holdings	489,449	6,534,144
CrossAmerica Partners	255,179	6,009,466
DineEquity	61,677	5,304,222
Guess?	265,551	4,872,861
National CineMedia	351,074	4,985,251
Regal Entertainment Group, Cl A (A)	271,839	5,667,843
SeaWorld Entertainment	272,899	5,438,877
Six Flags Entertainment	100,967	6,063,068
Staples	555,671	5,667,844
Sunoco (A)	170,334	6,113,287
		56,656,863
Financials — 10.0%
Chimera Investment	423,686	6,016,341
Ellington Financial	306,598	5,215,232
Icahn Enterprises	105,638	6,430,185

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
New York Community Bancorp	338,043	$5,080,786
Starwood Property Trust	293,596	5,684,019
		28,426,563
Industrials — 2.3%
Covanta Holding	394,738	6,418,440
Oil & Gas — 4.9%
Cone Midstream Partners	511,573	7,243,874
Delek Logistics Partners	197,869	6,648,398
		13,892,272
Real Estate Investment Trusts — 16.2%
American Capital Agency	291,510	5,355,039
Annaly Capital Management	525,053	5,471,052
Apollo Commercial Real Estate Finance	318,950	5,080,874
Colony Capital	322,315	5,698,529
CYS Investments	688,385	5,582,803
Hatteras Financial	400,403	6,362,404
Invesco Mortgage Capital	502,725	6,460,016
PennyMac Mortgage Investment Trust	437,490	5,945,489
		45,956,206
Technology — 1.7%
Computer Programs & Systems (A)	94,303	4,840,573
Telecommunications — 3.8%
AT&T	143,087	5,554,637
Verizon Communications	103,272	5,260,676
		10,815,313
Utilities — 19.2%
Ameren	114,986	5,519,328
Avista	139,438	5,587,281
Consolidated Edison	73,672	5,495,931
Duke Energy	70,464	5,551,154
Empire District Electric	157,414	5,300,129
Entergy	71,250	5,356,575
Northwest Natural Gas	100,556	5,182,656
PPL	147,945	5,568,650
Southern	107,402	5,380,840
TECO Energy	191,488	5,317,622
		54,260,166
TOTAL COMMON STOCK
(Cost $244,969,420)		258,750,866

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — 8.1%
UNITED STATES— 8.1%
Consumer Services — 1.6%
Stonemor Partners	192,390	$4,694,316
Oil & Gas — 4.6%
Suburban Propane Partners (A)	207,165	6,254,311
Summit Midstream Partners	316,526	6,700,856
		12,955,167
Utilities — 1.9%
Ferrellgas Partners	284,106	5,324,146
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $21,339,954)		22,973,629

REPURCHASE AGREEMENTS (B) — 5.3%
Barclays Bank
0.280%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price $13,000,303 (collateralized by U.S. Treasury Obligations, ranging in par value $11–$3,411,386, 0.000%–6.375%, 05/15/15-08/15/44 with a total market value of $13,260,000)	$13,000,000	13,000,000
Deutsche Bank
0.290%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price $1,918,256 (collateralized by U.S. Treasury Obligations, par value $1,893,945, 2.250%, 11/30/17 with a total market value of $1,934,096)	1,918,210	1,918,210
TOTAL REPURCHASE AGREEMENTS
(Cost $14,918,210)		14,918,210
TOTAL INVESTMENTS — 104.7%
(Cost $281,227,584)		$296,642,705

 Percentages are based on Net Assets of $283,323,965.

(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $14,546,254.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $14,918,210.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$258,750,866	$—	$—	$258,750,866
Master Limited Partnerships	22,973,629	—	—	22,973,629
Repurchase Agreements	—	14,918,210	—	14,918,210
Total Investments in Securities	$281,724,495	$14,918,210	$—	$296,642,705

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.1%
BRAZIL— 8.0%
Consumer Services — 2.2%
Multiplus	7,030	$76,579
Financials — 5.8%
Banco do Brasil	16,910	106,876
Banco Santander Brasil ADR	17,229	92,692
		199,568
TOTAL BRAZIL		276,147
CHINA— 13.1%
Basic Materials — 2.3%
China Hongqiao Group	106,533	78,143
Consumer Services — 1.9%
Intime Retail Group	72,970	65,847
Financials — 5.0%
Agricultural Bank of China, Cl H	154,100	55,822
Country Garden Holdings	143,300	56,713
Evergrande Real Estate Group	85,188	63,254
		175,789
Oil & Gas — 2.2%
China Oilfield Services, Cl H	85,700	74,573
Utilities — 1.7%
Datang International Power Generation, Cl H	209,500	59,686
TOTAL CHINA		454,038
CZECH REPUBLIC— 2.0%
Utilities — 2.0%
CEZ	3,490	68,189

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
GREECE— 1.6%
Consumer Services — 1.6%
OPAP	7,260	$54,880
HONG KONG— 9.2%
Consumer Goods — 1.5%
Belle International Holdings, Cl A	83,100	50,992
Financials — 1.7%
KWG Property Holding	91,928	59,727
Industrials — 3.8%
China Resources Cement Holdings	223,300	73,693
China South City Holdings	295,300	56,721
		130,414
Oil & Gas — 2.2%
CNOOC	61,280	76,312
TOTAL HONG KONG		317,445
INDIA— 6.4%
Basic Materials — 4.6%
NMDC	49,670	71,251
Vedanta	55,900	87,478
		158,729
Financials — 1.8%
Power Finance	22,500	60,838
TOTAL INDIA		219,567
INDONESIA— 3.1%
Industrials — 3.1%
Indocement Tunggal Prakarsa	38,200	57,135
United Tractors	44,650	50,785
TOTAL INDONESIA		107,920
MALAYSIA— 5.0%
Consumer Goods — 1.4%
British American Tobacco Malaysia	4,100	48,153
Consumer Services — 1.8%
Astro Malaysia Holdings	88,500	62,753
Financials — 1.8%
Malayan Banking	27,520	62,909
TOTAL MALAYSIA		173,815
PHILIPPINES— 2.0%
Telecommunications — 2.0%
Globe Telecom	1,480	69,253

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
POLAND— 3.3%
Telecommunications — 1.7%
Orange Polska	36,050	$58,702
Utilities — 1.6%
Energa	16,500	53,736
TOTAL POLAND		112,438
RUSSIA— 4.6%
Basic Materials — 2.1%
Severstal PAO	6,560	73,731
Oil & Gas — 2.5%
Gazprom OAO ADR	16,181	83,624
TOTAL RUSSIA		157,355
SOUTH AFRICA— 9.1%
Consumer Services — 2.5%
Foschini Group	7,870	84,717
Real Estate Investment Trust — 4.4%
Growthpoint Properties	40,030	70,994
Redefine Properties	97,400	84,414
		155,408
Telecommunications — 2.2%
MTN Group	7,160	75,262
TOTAL SOUTH AFRICA		315,387
THAILAND— 9.8%
Basic Materials — 1.4%
Banpu	127,300	46,649
Financials — 1.8%
BTS Group Holdings	235,500	62,027
Telecommunications — 4.8%
Advanced Info Service	12,050	53,816
Intouch Holdings	36,280	54,789
Total Access Communication	59,600	57,586
		166,191
Utilities — 1.8%
Glow Energy	25,050	63,467
TOTAL THAILAND		338,334
TURKEY— 8.2%
Basic Materials — 2.6%
Eregli Demir ve Celik Fabrikalari	52,800	88,242
Consumer Goods — 1.8%
Tofas Turk Otomobil Fabrikasi	7,990	63,307

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Industrials — 1.6%
TAV Havalimanlari Holding	9,400	$54,867
Telecommunications — 2.2%
Turk Telekomunikasyon	30,900	74,754
TOTAL TURKEY		281,170
UNITED KINGDOM— 6.7%
Basic Materials — 6.7%
MMC Norilsk Nickel ADR	4,698	69,296
NLMK PJSC GDR	6,560	88,888
PhosAgro OAO GDR	4,700	72,850
TOTAL UNITED KINGDOM		231,034
TOTAL COMMON STOCK
(Cost $2,891,049)		3,176,972

PREFERRED STOCK — 6.9%
BRAZIL— 5.1%
Financials — 2.6%
Itau Unibanco Holding, 0.000%*	9,303	88,658
Utilities — 2.5%
Cia de Transmissao de Energia Eletrica Paulista, 0.000%*	5,300	87,176
TOTAL BRAZIL		175,834
RUSSIA— 1.8%
Oil & Gas — 1.8%
Surgutneftegas OAO, 0.000%*	96,200	62,465
TOTAL PREFERRED STOCK
(Cost $178,617)		238,299

RIGHTS — 0.8%
Thailand — 0.8%
Banpu*†(A) (B)
(Cost $14,448)	127,300	28,427

TOTAL INVESTMENTS — 99.8%
(Cost $3,084,114)		$3,443,698

Percentages are based on Net Assets of $3,448,935.

*	Non-income producing security.
†	Expiration date is unavailable.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016 was $28,427 and represents 0.8% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $28,427 and represented 0.8% of Net Assets.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,176,972	$—	$—	$3,176,972
Preferred Stock	238,299	—	—	238,299
Rights	—	28,427	—	28,427
Total Investments in Securities	$3,415,271	$28,427	$—	$3,443,698

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® REIT ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
CANADA— 11.0%
Real Estate Investment Trusts — 11.0%
Artis Real Estate Investment Trust	18,844	$201,588
Cominar Real Estate Investment Trust	14,897	205,509
H&R Real Estate Investment Trust	11,826	206,950
TOTAL CANADA		614,047
SINGAPORE— 3.4%
Real Estate Investment Trusts — 3.4%
Ascendas Real Estate Investment Trust	102,600	187,788
UNITED STATES— 85.0%
Real Estate Investment Trusts — 85.0%
American Capital Agency	9,375	172,219
American Capital Mortgage Investment	12,313	182,602
Annaly Capital Management	17,425	181,569
Apollo Commercial Real Estate Finance	10,015	159,539
Blackstone Mortgage Trust, Cl A	6,417	176,339
Capstead Mortgage	19,163	186,264
Chimera Investment	16,700	237,141
CYS Investments	24,109	195,524
EPR Properties	2,748	181,038
Gaming and Leisure Properties	6,122	200,740
Gramercy Property Trust	21,737	184,112
Hatteras Financial	13,264	210,765
HCP	4,228	143,033
Invesco Mortgage Capital	13,981	179,656
Iron Mountain	6,116	223,417
Lexington Realty Trust	21,693	190,465
Liberty Property Trust	5,421	189,193
MFA Financial	26,033	179,888
Omega Healthcare Investors	4,498	151,897
Select Income	8,321	192,631
Senior Housing Properties Trust	10,349	181,935
Spirit Realty Capital	15,812	180,731
STAG Industrial	9,220	184,031
Starwood Property Trust	8,657	167,600
Two Harbors Investment	20,959	164,109

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
WP Carey	2,712	$165,676
		4,762,114
TOTAL INVESTMENTS — 99.4%
(Cost $5,314,247)		$5,563,949

Percentages are based on Net Assets of $5,599,749.

Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperIncome™ Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.1%
Financials — 1.1%
PartnerRe, Ser E, 7.250%	88,784	$2,318,150
GERMANY— 0.9%
Financials — 0.9%
Deutsche Bank Contingent Capital Trust II, 6.550%	74,635	1,858,412
NETHERLANDS— 6.0%
Financials — 6.0%
Aegon, 6.375%	236,968	6,094,817
ING Groep, 7.050%	104,548	2,751,703
ING Groep, 6.375%	135,470	3,519,511
TOTAL NETHERLANDS		12,366,031
UNITED STATES— 91.5%
Basic Materials — 3.8%
Alcoa, Ser 1, 5.375%* (A)	144,964	5,520,229
NuStar Logistics, 7.625%(B)	94,540	2,320,957
		7,841,186
Consumer Goods — 3.1%
CHS, Ser 3, 6.750%(B)	115,315	3,078,910
CHS, Ser 4, 7.500%	120,566	3,338,473
		6,417,383
Consumer Services — 2.0%
Weyerhaeuser, 6.375%*	80,318	4,137,180
Financials — 59.3%
Aegon, 8.000%	125,727	3,373,255
Ally Financial, Ser A, 8.500%(B)	83,429	2,084,056
Barclays Bank, Ser 3, 7.100%	102,753	2,663,358

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Barclays Bank, Ser 4, 7.750%	86,053	$2,257,170
Barclays Bank, Ser 5, 8.125%	198,141	5,226,959
Capital One Financial, Ser C, 6.250%	117,932	3,122,839
Capital One Financial, Ser D, 6.700%	118,295	3,246,015
Citigroup, Ser J, 7.125%(B)	96,492	2,697,916
Citigroup, Ser L, 6.875%(A)	48,893	1,316,200
Citigroup Capital XIII, 7.875%(B)	229,165	5,992,665
Countrywide Capital IV, 6.750%	98,683	2,541,087
Countrywide Capital V, 7.000%	290,377	7,401,710
Deutsche Bank Contingent Capital Trust III, 7.600%(A)	190,149	4,928,662
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	134,296	3,521,241
Discover Financial Services, Ser B, 6.500%	136,077	3,599,237
First Niagara Financial Group, Ser B, 8.625%(B)	82,087	2,197,469
GMAC Capital Trust I, Ser 2, 8.125%(B)	320,499	8,034,910
Hartford Financial Services Group, 7.875%(B)	145,272	4,615,292
HSBC Holdings, 8.125%	140,868	3,830,201
HSBC Holdings, Ser 2, 8.000%(A)	238,875	6,330,188
ING Groep, 7.200%	144,241	3,781,999
JPMorgan Chase, Ser T, 6.700%	218,710	6,042,957
Morgan Stanley, Ser E, 7.125%(A) (B)	141,170	4,058,637
Morgan Stanley, Ser F, 6.875%(B)	139,349	3,823,737
Morgan Stanley, Ser G, 6.625%	82,277	2,224,770
RBS Capital Fund Trust, 6.080%	196,604	4,826,628
Regions Financial, Ser A, 6.375%	117,175	3,069,985
Royal Bank of Scotland Group, Ser S, 6.600%	70,618	1,774,630
Royal Bank of Scotland Group, Ser T, 7.250%	137,622	3,470,827
Wells Fargo, Ser J, 8.000%	359,265	10,120,495
		122,175,095
Industrials — 1.0%
Seaspan, 9.500%	81,808	2,056,653
Oil & Gas — 7.2%
Kinder Morgan, 9.750%* (A)	188,600	8,328,576
Southwestern Energy, Ser B, 6.250%*	202,460	6,415,958
		14,744,534
Real Estate Investment Trusts — 6.5%
Annaly Capital Management, Ser D, 7.500%	105,976	2,649,400
Digital Realty Trust, Ser H, 7.375%	86,334	2,400,085
NorthStar Realty Finance, Ser B, 8.250%	80,227	1,845,221
Vereit, Ser F, 6.700%	251,353	6,467,313
		13,362,019
Telecommunications — 8.6%
Frontier Communications, 11.125%*	98,014	10,222,860
Qwest, 7.500%	134,101	3,447,737

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2016 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Telecommunications — continued
Qwest, Ser 51, 7.375%	154,764	$3,955,768
		17,626,365
TOTAL UNITED STATES		188,360,415
TOTAL PREFERRED STOCK
(Cost $211,527,005)		204,903,008

REPURCHASE AGREEMENTS (C) — 5.3%
Barclays Bank
0.280%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price
$9,000,210 (collateralized by U.S. Treasury Obligations, ranging in par value $7–$2,361,729, 0.000%–6.375%, 05/15/15-08/15/44 with a total
market value of $9,180,000)	$9,000,000	9,000,000
Deutsche Bank
0.290%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price $1,984,031 (collateralized by U.S. Treasury Obligations, par value
$1,958,886, 2.250%, 11/30/17 with a total market value of $2,000,414)	1,983,983	1,983,983
TOTAL REPURCHASE AGREEMENTS
(Cost $10,983,983)		10,983,983
TOTAL INVESTMENTS — 104.8%
(Cost $222,510,988)		$215,886,991

Percentages are based on Net Assets of $206,020,773.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $10,685,320.
(B)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2016.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $10,983,983.

Ser — Series

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$204,903,008	$—	$—	$204,903,008
Repurchase Agreements	—	10,983,983	—	10,983,983
Total Investments in Securities	$204,903,008	$10,983,983	$—	$215,886,991

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Social Media Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 20.6%
Technology — 20.6%
Changyou.com ADR *	6,220	$125,208
NetEase ADR	22,555	3,173,489
Renren ADR *	167,606	527,959
Tencent Holdings	348,135	7,131,265
YY ADR *	22,582	1,418,601
TOTAL CHINA		12,376,522
GERMANY— 0.9%
Technology — 0.9%
XING	2,855	541,505
JAPAN— 12.7%
Technology — 12.7%
Dena	109,631	1,909,923
Gree	108,235	622,127
Mixi	43,110	1,523,023
Nexon	229,972	3,576,554
TOTAL JAPAN		7,631,627
RUSSIA— 12.3%
Technology — 12.3%
Mail.ru Group GDR *	132,123	2,675,491
Yandex, Cl A *	229,930	4,706,667
TOTAL RUSSIA		7,382,158
TAIWAN— 1.2%
Technology — 1.2%
PChome Online	70,683	750,595
UNITED STATES— 52.3%
Technology — 52.3%
Alphabet, Cl A *	4,495	3,181,921
Angie's List *	44,056	385,490
Facebook, Cl A *	67,547	7,942,176

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Groupon, Cl A * (A)	487,440	$1,764,533
Jive Software *	48,231	196,300
LinkedIn, Cl A *	33,260	4,167,811
Nutrisystem	29,620	652,232
Pandora Media *	156,815	1,557,173
SINA *	59,112	2,960,920
Twitter *	100,281	1,466,108
United Online *	14,311	154,988
Weibo ADR *	13,934	340,965
Yahoo! *	93,729	3,430,481
Yelp, Cl A *	67,451	1,416,471
Zynga, Cl A *	784,539	1,867,203
TOTAL UNITED STATES		31,484,772
TOTAL COMMON STOCK
(Cost $82,037,504)		60,167,179

REPURCHASE AGREEMENT (B) — 2.3%
Deutsche Bank
0.290%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price
$1,388,934 (collateralized by U.S. Treasury Obligations, par value
$1,371,330, 2.250%, 11/30/17 with a total market value of $1,400,403)
(Cost $1,388,900)	$1,388,900	1,388,900
TOTAL INVESTMENTS — 102.3%
(Cost $83,426,404)		$61,556,079

Percentages are based on Net Assets of $60,161,018.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $1,295,332.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $1,388,900.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,167,179	$—	$—	$60,167,179
Repurchase Agreement	—	1,388,900	—	1,388,900
Total Investments in Securities	$60,167,179	$1,388,900	$—	$61,556,079

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2016 (Unaudited)

Global X | JPMorgan Efficiente Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 89.4%
iShares 20+ Year Treasury Bond ETF	10,624	$1,374,533
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,834	702,005
iShares JP Morgan USD Emerging Markets Bond ETF	12,597	1,406,203
Vanguard REIT ETF	16,589	1,357,478
Vanguard S&P 500 ETF	7,317	1,384,523
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,008,362)		6,224,742

EXCHANGE TRADED COMMODITY — 10.6%
ETFS Physical Gold
(Cost $646,489)	5,890	735,779

TOTAL INVESTMENTS — 100.0%
(Cost $6,654,851)		$6,960,521

Percentages are based on Net Assets of $6,963,439.

ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
USD — U.S. Dollar

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2016 (Unaudited)

Global X | JPMorgan US Sector Rotator Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Energy Select Sector SPDR Fund	34,458	$2,326,260
Financial Select Sector SPDR Fund	137,216	3,198,505
Materials Select Sector SPDR Fund	66,573	3,135,588
SPDR Dow Jones REIT ETF	32,743	3,023,161
Technology Select Sector SPDR Fund	85,327	3,594,827

TOTAL INVESTMENTS — 100.0%
(Cost $15,049,133)		$15,278,341

Percentages are based on Net Assets of $15,280,425.

ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipts

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Permanent ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments..

	Face Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 49.4%
U.S. Treasury Bonds
4.625%, 02/15/40	$402,200	$556,183
4.375%, 05/15/40	419,700	560,972
4.375%, 11/15/39	419,800	560,892
3.875%, 08/15/40	449,318	559,103
U.S. Treasury Notes
1.500%, 07/31/16	514,000	515,480
1.500%, 06/30/16	518,000	519,033
1.000%, 08/31/16	517,000	518,074
0.875%, 11/30/16	520,000	521,178

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,106,504)		4,310,915

EXCHANGE TRADED COMMODITIES — 26.3%
ETFS Physical Gold	7,286	910,167
ETFS Physical Silver	23,884	408,682
ETFS Physical Silver (GBP shares)	3,802	65,132
Gold Bullion Securities	7,387	910,743
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,117,908)		2,294,724

COMMON STOCK — 18.1%
AUSTRALIA— 0.2%
Basic Materials — 0.2%
BHP Billiton ADR	678	21,249
CANADA— 0.2%
Basic Materials — 0.2%
Potash Corp of Saskatchewan	889	15,753

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	552	$27,774
NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	483	25,546
PERU— 0.3%
Basic Materials — 0.3%
Southern Copper	935	27,741
SWITZERLAND— 0.5%
Basic Materials — 0.5%
Glencore Xstrata	6,630	15,821
Syngenta ADR	351	28,280
TOTAL SWITZERLAND		44,101
UNITED KINGDOM— 0.9%
Basic Materials — 0.6%
MMC Norilsk Nickel ADR	1,520	22,420
Rio Tinto ADR	671	22,586
		45,006
Oil & Gas — 0.3%
BP	4,100	22,447
TOTAL UNITED KINGDOM		67,453
UNITED STATES— 15.4%
Consumer Goods — 1.7%
Altria Group	303	19,001
Archer-Daniels-Midland	571	22,806
Coca-Cola	354	15,859
Monsanto	260	24,357
PepsiCo	159	16,371
Philip Morris International	184	18,054
Procter & Gamble	189	15,143
Walgreens Boots Alliance	177	14,032
		145,623
Consumer Services — 1.3%
Amazon.com *	34	22,426
Comcast, Cl A	246	14,947
CVS Health	143	14,371
Home Depot	135	18,075
McDonald's	156	19,733
Wal-Mart Stores	210	14,043

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Walt Disney	130	$13,424
		117,019
Financials — 1.3%
Bank of America	875	12,740
Berkshire Hathaway, Cl B *	108	15,712
Citigroup	269	12,449
Goldman Sachs Group	72	11,816
JPMorgan Chase	219	13,841
Mastercard, Cl A	159	15,421
Visa, Cl A	221	17,070
Wells Fargo	264	13,195
		112,244
Health Care — 1.9%
AbbVie	221	13,481
Allergan *	49	10,611
Amgen	97	15,355
Biogen Idec *	38	10,450
Bristol-Myers Squibb	225	16,241
Celgene *	130	13,443
Eli Lilly	177	13,369
Gilead Sciences	127	11,203
Johnson & Johnson	152	17,036
Merck	260	14,258
Pfizer	445	14,556
UnitedHealth Group	121	15,933
		165,936
Industrials — 1.1%
3M	102	17,073
Boeing	106	14,289
Deere	284	23,887
General Electric	556	17,097
Union Pacific	151	13,172
United Technologies	135	14,090
		99,608
Oil & Gas — 0.8%
Chevron	285	29,121
Exxon Mobil	332	29,349
Schlumberger	173	13,899
		72,369
Real Estate Investment Trusts — 5.3%
American Tower, Cl A	444	46,567
AvalonBay Communities	261	46,142
Care Capital Properties	161	4,294

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Crown Castle International	515	$44,743
Equity Residential	590	40,161
General Growth Properties	1,614	45,241
ProLogis	1,115	50,632
Public Storage	226	55,327
Simon Property Group	239	48,080
Ventas	644	40,005
Welltower	629	43,665
		464,857
Technology — 1.6%
Alphabet, Cl A *	25	17,697
Apple	118	11,061
Cisco Systems	541	14,872
Facebook, Cl A *	172	20,224
Intel	487	14,746
International Business Machines	92	13,427
Microsoft	336	16,756
Oracle	347	13,832
QUALCOMM	238	12,024
		134,639
Telecommunications — 0.4%
AT&T	415	16,110
Verizon Communications	316	16,097
		32,207
TOTAL UNITED STATES		1,344,502
TOTAL COMMON STOCK
(Cost $1,497,946)		1,574,119

EXCHANGE TRADED FUNDS — 5.3%
Vanguard FTSE All-World ex-US ETF, Cl U	5,155	227,129
Vanguard Small-Cap ETF	2,059	233,614
TOTAL EXCHANGE TRADED FUNDS
(Cost $448,471)		460,743

TOTAL INVESTMENTS — 99.1%
(Cost $9,170,829)		$8,640,501

Percentages are based on Net Assets of $8,722,917.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times and Stock Exchange
GBP — British Pound Sterling

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Permanent ETF

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,310,915	$—	$4,310,915
Exchange Traded Commodities	2,294,724	—	—	2,294,724
Common Stock	1,574,119	—	—	1,574,119
Exchange Traded Funds	460,743	—	—	460,743
Total Investments in Securities	$4,329,586	$4,310,915	$—	$8,640,501

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.7%
Health Care — 0.7%
Valeant Pharmaceuticals International *	18,891	$630,204
CHINA— 2.2%
Technology — 2.2%
Baidu ADR *	10,948	2,127,197
IRELAND— 1.5%
Health Care — 1.5%
Horizon Pharma *	95,739	1,471,508
UNITED STATES— 95.4%
Basic Materials — 4.3%
Air Products & Chemicals	13,471	1,965,284
Celanese, Cl A	30,084	2,126,939
		4,092,223
Consumer Goods — 15.5%
Constellation Brands, Cl A	12,581	1,963,391
Darling Ingredients *	211,383	3,062,940
DR Horton	72,279	2,172,707
General Motors	61,713	1,962,474
Mondelez International, Cl A	44,868	1,927,529
NIKE, Cl B	30,714	1,810,283
NVR *	1,136	1,887,225
		14,786,549
Consumer Services — 16.5%
CBS, Cl B	38,391	2,146,441

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Extended Stay America	148,084	$2,317,515
Houghton Mifflin Harcourt *	103,016	2,112,858
Netflix *	18,864	1,698,326
Pandora Media * (A)	202,803	2,013,834
Sears Holdings * (A)	98,884	1,619,225
Signet Jewelers	16,959	1,841,069
Yum! Brands	25,132	1,999,502
		15,748,770
Financials — 16.1%
Ally Financial *	104,769	1,865,936
American International Group	33,907	1,892,689
Bank of New York Mellon	51,218	2,061,012
Berkshire Hathaway, Cl B *	13,725	1,996,713
Investors Bancorp	156,463	1,807,148
JPMorgan Chase	30,382	1,920,142
STORE Capital	70,748	1,816,101
Western Union	97,428	1,948,560
		15,308,301
Health Care — 7.1%
Allergan *	6,301	1,364,545
Cigna	13,176	1,825,403
Humana	10,617	1,879,952
Incyte *	24,011	1,735,275
		6,805,175
Industrials — 10.8%
Dycom Industries *	32,449	2,290,899
FleetCor Technologies *	14,038	2,171,398
Macquarie Infrastructure	30,066	2,116,346
Orbital ATK	21,229	1,846,923
Spirit Aerosystems Holdings, Cl A *	39,390	1,857,238
		10,282,804
Oil & Gas — 2.6%
Cheniere Energy *	63,058	2,451,695
Real Estate Investment Trusts — 8.5%
American Tower, Cl A	20,737	2,174,896
Colony Capital	115,532	2,042,606
Crown Castle International	21,296	1,850,196
Equinix	6,142	2,029,010
		8,096,708
Technology — 12.1%
Alphabet, Cl A *	2,459	1,740,677
Apple	18,234	1,709,255
Broadcom	13,668	1,992,111

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
CDK Global	41,420	$1,970,349
EMC	71,525	1,867,518
Yahoo! *	60,899	2,228,903
		11,508,813
Utilities — 1.9%
FirstEnergy	55,430	1,806,464
TOTAL UNITED STATES		90,887,502
TOTAL COMMON STOCK
(Cost $101,912,537)		95,116,411

REPURCHASE AGREEMENT (B) — 2.4%
Deutsche Bank
0.290%, dated 04/30/16, to be repurchased on 05/02/16 repurchase price $2,310,011 (collateralized by U.S. Treasury Obligations, par value $2,280,734, 2.250%, 11/30/17 with a total market value of $2,329,086)
(Cost $2,309,955)	$2,309,955	2,309,955
TOTAL INVESTMENTS — 102.2%
(Cost $104,222,492)		$97,426,366

Percentages are based on Net Assets of $95,312,332.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $2,219,404.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2016 was $2,309,955.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$95,116,411	$—	$—	$95,116,411
Repurchase Agreement	—	2,309,955	—	2,309,955
Total Investments in Securities	$95,116,411	$2,309,955	$—	$97,426,366

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ Activist Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 6.8%
Basic Materials — 1.9%
Agrium	283	$24,372
Consumer Services — 2.3%
Restaurant Brands International	684	29,590
Health Care — 0.6%
Valeant Pharmaceuticals International *	249	8,307
Industrials — 2.0%
Canadian Pacific Railway	182	26,254
TOTAL CANADA		88,523
UNITED STATES— 93.0%
Basic Materials — 9.5%
Air Products & Chemicals	178	25,968
Dow Chemical	498	26,200
EI du Pont de Nemours	392	25,837
Freeport-McMoRan Copper & Gold	3,298	46,172
		124,177
Consumer Goods — 9.8%
ConAgra Foods	566	25,221
Herbalife *	511	29,612
Mondelez International, Cl A	598	25,690
PepsiCo	240	24,710
Walgreens Boots Alliance	302	23,943
		129,176
Consumer Services — 19.9%
Comcast, Cl A	409	24,851
Hertz Global Holdings *	2,781	25,752

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
McDonald's	201	$25,424
Scripps Networks Interactive, Cl A	422	26,312
Sysco	532	24,509
Time Warner	368	27,651
Time Warner Cable	126	26,726
Twenty-First Century Fox, Cl B	892	26,867
Wynn Resorts	310	27,373
Yum! Brands	332	26,414
		261,879
Financials — 8.1%
American International Group	453	25,286
Bank of New York Mellon	676	27,202
CBRE Group, Cl A *	914	27,082
Willis Towers Watson	214	26,729
		106,299
Health Care — 9.1%
Allergan *	84	18,191
Amgen	156	24,695
Baxter International	618	27,328
Hologic *	685	23,009
Zoetis, Cl A	566	26,619
		119,842
Industrials — 7.9%
FedEx	177	29,224
General Electric	805	24,754
PayPal Holdings *	649	25,428
Xerox	2,597	24,931
		104,337
Oil & Gas — 13.9%
Baker Hughes	556	26,888
Cheniere Energy *	832	32,348
CONSOL Energy	2,662	40,063
CVR Energy	869	21,099
Hess	548	32,672
Williams	1,553	30,113
		183,183
Technology — 12.9%
Adobe Systems *	287	27,041
Alphabet, Cl C *	33	22,869
Apple	241	22,591
EMC	945	24,674
Microsoft	450	22,442
Motorola Solutions	368	27,670

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Nuance Communications *	1,282	$22,025
		169,312
Telecommunications — 1.9%
Level 3 Communications *	481	25,137
TOTAL UNITED STATES		1,223,342
TOTAL INVESTMENTS — 99.8%
(Cost $1,361,085)		$1,311,865

Percentages are based on Net Assets of $1,314,436.

*	Non-income producing security.

Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ International Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 2.0%
Oil & Gas — 2.0%
YPF ADR	1,311	$26,417
BELGIUM— 1.9%
Consumer Goods — 1.9%
Anheuser-Busch InBev ADR	195	24,215
BRAZIL— 10.9%
Financials — 2.9%
Banco Bradesco ADR	5,061	37,805
Industrials — 1.4%
Embraer ADR	778	17,972
Oil & Gas — 4.2%
Petroleo Brasileiro ADR *	7,201	55,520
Telecommunications — 2.4%
Tim Participacoes ADR	2,897	32,128
TOTAL BRAZIL		143,425
CANADA— 18.8%
Basic Materials — 6.8%
Agrium	273	23,511
Barrick Gold	1,806	34,982
Novagold Resources *	4,686	30,412
		88,905
Consumer Goods — 2.2%
Gildan Activewear, Cl A	928	28,824
Consumer Services — 2.3%
Restaurant Brands International	696	30,109

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.9%
Brookfield Asset Management, Cl A	747	$25,263
Industrials — 3.9%
Canadian Pacific Railway	180	25,965
Progressive Waste Solutions	766	24,673
		50,638
Technology — 1.7%
BlackBerry *	3,181	22,458
TOTAL CANADA		246,197
CHINA— 12.8%
Consumer Services — 5.7%
Alibaba Group Holding ADR *	333	25,621
Ctrip.com International ADR *	544	23,724
Vipshop Holdings ADR *	1,811	24,702
		74,047
Oil & Gas — 3.5%
JinkoSolar Holding ADR *	1,069	23,807
Trina Solar ADR *	2,321	22,630
		46,437
Technology — 3.6%
Baidu ADR *	138	26,813
NetEase ADR	147	20,683
		47,496
TOTAL CHINA		167,980
DENMARK— 1.9%
Health Care — 1.9%
Novo Nordisk ADR	445	24,827
HONG KONG— 3.5%
Consumer Services — 1.7%
Melco Crown Entertainment ADR	1,454	21,519
Telecommunications — 1.8%
China Mobile ADR	417	23,986
TOTAL HONG KONG		45,505
INDIA— 4.1%
Financials — 2.1%
ICICI Bank ADR	4,014	28,299
Technology — 2.0%
Infosys ADR	1,384	26,019
TOTAL INDIA		54,318
INDONESIA— 1.9%
Telecommunications — 1.9%
Telekomunikasi Indonesia ADR	475	25,351

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
IRELAND— 3.6%
Consumer Services — 1.6%
Ryanair Holdings ADR	268	$21,695
Health Care — 2.0%
Shire ADR	138	25,864
TOTAL IRELAND		47,559
ISRAEL— 4.9%
Health Care — 1.6%
Teva Pharmaceutical Industries ADR	400	21,780
Technology — 3.3%
Mellanox Technologies *	504	21,798
Tower Semiconductor *	1,815	21,217
		43,015
TOTAL ISRAEL		64,795
MEXICO— 1.9%
Telecommunications — 1.9%
America Movil ADR, Cl L	1,739	24,624
NETHERLANDS— 8.0%
Industrials — 4.1%
AerCap Holdings *	716	28,647
Koninklijke Philips	909	25,007
		53,654
Oil & Gas — 2.1%
Royal Dutch Shell ADR, Cl A	508	26,868
Telecommunications — 1.8%
VimpelCom ADR	6,214	23,675
TOTAL NETHERLANDS		104,197
PANAMA— 1.9%
Consumer Services — 1.9%
Copa Holdings, Cl A	392	24,990
PERU— 2.2%
Financials — 2.2%
Credicorp Ltd.	201	29,229
SOUTH KOREA— 1.7%
Telecommunications — 1.7%
SK Telecom ADR	1,139	22,780
SWITZERLAND— 2.0%
Financials — 2.0%
UBS Group	1,524	26,319

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 1.7%
Technology — 1.7%
Taiwan Semiconductor Manufacturing ADR	954	$22,505
UNITED KINGDOM— 2.0%
Oil & Gas — 2.0%
BP ADR	762	25,588
UNITED STATES— 12.0%
Consumer Goods — 4.0%
Fiat Chrysler Automobiles	3,583	28,986
Unilever	523	23,022
		52,008
Financials — 1.9%
Deutsche Bank	1,342	25,444
Industrials — 4.1%
Chicago Bridge & Iron	683	27,491
Orbotech *	1,094	26,344
		53,835
Technology — 2.0%
SINA *	519	25,997
TOTAL UNITED STATES		157,284
TOTAL INVESTMENTS — 99.7%
(Cost $1,340,308)		$1,308,105

Percentages are based on Net Assets of $1,311,655.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
IRELAND— 0.2%
Financials — 0.2%
XL Group, Cl A	2,729	$89,320
Technology — 0.0%
Seagate Technology	474	10,319
TOTAL IRELAND		99,639
ISRAEL— 0.4%
Technology — 0.4%
Check Point Software Technologies *	1,986	164,580
SWEDEN— 0.4%
Consumer Goods — 0.4%
Autoliv	1,304	159,701
SWITZERLAND— 0.2%
Industrials — 0.2%
TE Connectivity	1,522	90,529
UNITED KINGDOM— 0.1%
Consumer Goods — 0.1%
Delphi Automotive	674	49,627
UNITED STATES— 98.6%
Basic Materials — 3.5%
Air Products & Chemicals	109	15,902
Airgas	701	99,850
Alcoa	8,269	92,365
Ashland	863	96,311

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Celanese, Cl A	1,695	$119,836
CF Industries Holdings	3,020	99,871
Dow Chemical	700	36,827
Eastman Chemical	354	27,039
Ecolab	466	53,581
EI du Pont de Nemours	477	31,439
Freeport-McMoRan Copper & Gold	2,163	30,282
International Flavors & Fragrances	606	72,399
International Paper	607	26,265
LyondellBasell Industries, Cl A	609	50,346
Mosaic	2,067	57,855
Newmont Mining	10,948	382,852
Nucor	830	41,317
PPG Industries	158	17,442
Praxair	226	26,546
		1,378,325
Consumer Goods — 14.7%
Activision Blizzard	5,547	191,205
Altria Group	1,911	119,839
Archer-Daniels-Midland	1,210	48,327
BorgWarner	435	15,625
Brown-Forman, Cl B	878	84,569
Bunge	2,302	143,875
Campbell Soup	2,940	181,427
Church & Dwight	1,900	176,130
Clorox	2,139	267,867
Coach	2,041	82,191
Coca-Cola	790	35,392
Coca-Cola Enterprises	1,948	102,231
Colgate-Palmolive	433	30,708
ConAgra Foods	7,321	326,224
Constellation Brands, Cl A	1,088	169,793
DR Horton	2,072	62,284
Dr Pepper Snapple Group	1,393	126,638
Electronic Arts *	1,867	115,474
Estee Lauder, Cl A	1,070	102,581
Ford Motor	4,332	58,742
General Mills	1,617	99,187
General Motors	1,439	45,760
Genuine Parts	538	51,632
Goodyear Tire & Rubber	1,583	45,859
Hanesbrands	3,505	101,750
Harley-Davidson	478	22,863
Hasbro	577	48,838

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Hershey	303	$28,212
Hormel Foods	1,696	65,381
Ingredion	347	39,936
JM Smucker	1,629	206,851
Kellogg	826	63,445
Kimberly-Clark	253	31,673
Kraft Heinz	444	34,663
Lear	397	45,707
Lennar, Cl A	1,181	53,511
LKQ *	1,150	36,857
Mattel	3,624	112,670
McCormick	2,251	211,099
Michael Kors Holdings *	949	49,025
Mohawk Industries *	458	88,225
Molson Coors Brewing, Cl B	1,491	142,584
Mondelez International, Cl A	2,525	108,474
Monsanto	449	42,062
Monster Beverage *	726	104,704
Newell Rubbermaid	2,593	118,085
NIKE, Cl B	1,213	71,494
PepsiCo	303	31,197
Philip Morris International	368	36,108
Procter & Gamble	415	33,250
PVH	1,331	127,244
Reynolds American	2,376	117,850
Snap-On	291	46,350
Stanley Black & Decker	1,566	175,267
Tesla Motors *	452	108,823
Tyson Foods, Cl A	4,423	291,122
Under Armour, Cl A *	2,968	130,414
VF	637	40,163
Walgreens Boots Alliance	1,330	105,443
Whirlpool	351	61,123
		5,816,023
Consumer Services — 12.7%
Advance Auto Parts	695	108,490
Alaska Air Group	532	37,469
Amazon.com *	88	58,044
AmerisourceBergen, Cl A	915	77,867
AutoZone *	162	123,967
Bed Bath & Beyond	832	39,287
Best Buy	4,198	134,672
Cardinal Health	1,013	79,480
CarMax *	402	21,286

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Carnival	1,300	$63,765
Charter Communications, Cl A *	794	168,518
Chipotle Mexican Grill, Cl A *	99	41,676
Comcast, Cl A	1,549	94,117
Costco Wholesale	471	69,769
CVS Health	1,009	101,405
Darden Restaurants	756	47,061
Delta Air Lines	1,499	62,463
DISH Network, Cl A *	1,095	53,972
Dollar General	1,597	130,810
Dollar Tree *	1,134	90,391
eBay *	6,790	165,880
Expedia	825	95,510
Foot Locker	794	48,783
H&R Block	1,859	37,626
Hilton Worldwide Holdings	765	16,868
Home Depot	400	53,556
IHS, Cl A *	218	26,853
Interpublic Group	2,677	61,410
JetBlue Airways *	3,752	74,252
Kohl's	3,129	138,615
Kroger	1,500	53,085
L Brands	1,893	148,203
Liberty Global, Cl A *	2,709	102,211
Lowe's	397	30,180
Marriott International, Cl A	626	43,876
McDonald's	1,405	177,718
McKesson	183	30,711
MGM Resorts International *	3,155	67,202
Netflix *	353	31,781
Nielsen Holdings	5,287	275,664
Nordstrom	1,337	68,361
Norwegian Cruise Line Holdings *	517	25,276
Omnicom Group	208	17,258
O'Reilly Automotive *	125	32,835
priceline.com *	32	42,997
Rite Aid *	5,050	40,653
Ross Stores	1,344	76,312
Royal Caribbean Cruises	769	59,521
Signet Jewelers	827	89,779
Sirius XM Holdings *	18,833	74,390
Southwest Airlines	1,983	88,462
Staples	12,409	126,572
Starbucks	1,280	71,974

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Starwood Hotels & Resorts Worldwide	321	$26,284
Sysco	699	32,203
Target	2,283	181,498
Tiffany	254	18,123
Time Warner	750	56,355
Time Warner Cable	370	78,481
TJX	1,040	78,853
Tractor Supply	638	60,393
TripAdvisor *	378	24,415
Twenty-First Century Fox, Cl A	583	17,642
Ulta Salon Cosmetics & Fragrance *	389	81,021
United Continental Holdings *	494	22,630
Viacom, Cl B	373	15,256
Wal-Mart Stores	1,114	74,493
Walt Disney	753	77,755
Whole Foods Market	268	7,793
Wyndham Worldwide	528	37,462
Yum! Brands	622	49,486
		5,039,026
Financials — 15.5%
Affiliated Managers Group *	124	21,120
Aflac	1,585	109,318
Allstate	1,084	70,514
Ally Financial *	1,403	24,987
American Express	323	21,134
American International Group	1,536	85,740
Ameriprise Financial	223	21,386
Aon	194	20,393
Arch Capital Group *	3,937	277,519
Bank of America	3,212	46,767
Bank of New York Mellon	3,761	151,343
BB&T	2,609	92,306
Berkshire Hathaway, Cl B *	558	81,178
BlackRock, Cl A	68	24,230
Capital One Financial	845	61,170
CBRE Group, Cl A *	1,379	40,860
Charles Schwab	3,800	107,958
Chubb	575	67,770
Cincinnati Financial	2,478	163,573
CIT Group	4,254	147,061
Citigroup	565	26,148
Citizens Financial Group	2,074	47,391
CME Group, Cl A	2,820	259,186
Comerica	2,338	103,807

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	1,061	$59,703
E*TRADE Financial *	2,683	67,558
Equifax	1,104	132,756
Everest Re Group	356	65,824
Extra Space Storage	692	58,785
Fifth Third Bancorp	5,131	93,949
First Republic Bank	1,145	80,516
FNF Group	3,406	108,651
Franklin Resources	518	19,342
Goldman Sachs Group	481	78,937
Hartford Financial Services Group	2,229	98,923
Huntington Bancshares	20,226	203,473
Intercontinental Exchange	669	160,580
Invesco	1,907	59,136
JPMorgan Chase	2,004	126,653
KeyCorp	5,123	62,962
Lincoln National	1,589	69,042
Loews	2,760	109,517
M&T Bank	1,508	178,427
Markel *	318	285,917
Marsh & McLennan	288	18,187
Mastercard, Cl A	448	43,452
MetLife	510	23,001
Moody's	574	54,943
Morgan Stanley	758	20,511
Nasdaq	891	54,984
New York Community Bancorp	8,950	134,518
Northern Trust	2,174	154,528
PNC Financial Services Group	1,248	109,549
Principal Financial Group	1,084	46,265
Progressive	5,287	172,356
Prudential Financial	318	24,690
Regions Financial	8,231	77,207
S&P Global	257	27,461
Signature Bank NY *	276	38,041
State Street	370	23,051
SunTrust Banks	1,048	43,743
Synchrony Financial *	1,378	42,125
T Rowe Price Group	194	14,606
TD Ameritrade Holding	2,937	87,611
Travelers	929	102,097
Unum Group	3,599	123,122
US Bancorp	1,443	61,602
Visa, Cl A	639	49,356

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Voya Financial	1,243	$40,360
Wells Fargo	2,000	99,960
Western Union	4,434	88,680
Willis Towers Watson	1,098	137,140
		6,106,656
Health Care — 10.7%
Abbott Laboratories	1,725	67,103
Aetna	1,169	131,244
Allergan *	199	43,095
Anthem	1,087	153,017
Baxalta	574	24,079
Baxter International	1,013	44,795
Becton Dickinson	536	86,435
BioMarin Pharmaceutical *	672	56,905
Boston Scientific *	4,261	93,401
Bristol-Myers Squibb	564	40,709
Celgene *	198	20,475
Cigna	1,341	185,782
Cooper	185	28,320
CR Bard	579	122,847
DaVita HealthCare Partners *	2,711	200,343
DENTSPLY SIRONA	2,684	159,966
Edwards Lifesciences *	1,082	114,919
Eli Lilly	1,219	92,071
Endo International *	639	17,253
Express Scripts Holding *	2,029	149,598
Gilead Sciences	289	25,493
Henry Schein *	991	167,182
Hologic *	1,072	36,009
Humana	733	129,792
Incyte *	708	51,167
Jazz Pharmaceuticals *	255	38,428
Johnson & Johnson	194	21,744
Laboratory Corp of America Holdings *	1,894	237,356
Mallinckrodt *	530	33,136
Medivation *	654	37,801
Medtronic	923	73,056
Merck	2,458	134,797
Perrigo	686	66,316
Pfizer	3,776	123,513
Quest Diagnostics	3,655	274,746
Regeneron Pharmaceuticals *	64	24,110
ResMed	978	54,572
Stryker	520	56,685

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Thermo Fisher Scientific	345	$49,766
UnitedHealth Group	1,425	187,644
Universal Health Services, Cl B	1,306	174,586
Varian Medical Systems *	1,202	97,578
Vertex Pharmaceuticals *	332	28,001
Waters *	1,066	138,751
Zimmer Biomet Holdings	543	62,863
Zoetis, Cl A	1,433	67,394
		4,224,843
Industrials — 12.1%
3M	288	48,205
Accenture, Cl A	453	51,153
Acuity Brands	164	39,998
Agilent Technologies	286	11,703
Alliance Data Systems *	377	76,648
AMETEK	1,311	63,046
Amphenol, Cl A	1,535	85,699
Automatic Data Processing	518	45,812
Ball	987	70,452
Boeing	445	59,986
Caterpillar	348	27,047
CH Robinson Worldwide	1,659	117,739
CSX	754	20,562
Cummins	196	22,938
Danaher	1,037	100,330
Deere	1,595	134,155
Dover	1,216	79,891
Eaton	415	26,257
Emerson Electric	308	16,826
Expeditors International of Washington	2,906	144,167
Fastenal	765	35,794
FedEx	320	52,835
Fidelity National Information Services	2,225	146,405
Fiserv *	1,057	103,290
FleetCor Technologies *	544	84,146
Fluor	794	43,400
Fortune Brands Home & Security	904	50,090
General Dynamics	549	77,146
General Electric	3,257	100,153
Global Payments	706	50,959
Honeywell International	144	16,455
Illinois Tool Works	206	21,531
Ingersoll-Rand	702	46,009
JB Hunt Transport Services	750	62,160

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls	560	$23,184
Kansas City Southern	473	44,817
L-3 Communications Holdings, Cl 3	995	130,872
LinkedIn, Cl A *	223	27,944
Lockheed Martin	229	53,215
Martin Marietta Materials	767	129,800
Masco	2,477	76,069
Mettler-Toledo International *	149	53,335
Norfolk Southern	275	24,780
Northrop Grumman	226	46,615
Parker-Hannifin	446	51,745
Paychex	1,827	95,223
PayPal Holdings *	577	22,607
Raytheon	859	108,535
Republic Services, Cl A	4,942	232,620
Rockwell Automation	285	32,339
Rockwell Collins	911	80,341
Roper Technologies	955	168,166
Sealed Air	889	42,103
Sherwin-Williams	255	73,264
Stericycle *	683	65,267
Textron	1,106	42,780
Total System Services	1,053	53,850
TransDigm Group *	804	183,207
Tyco International	387	14,907
Union Pacific	227	19,801
United Parcel Service, Cl B	289	30,365
United Technologies	151	15,760
Vantiv, Cl A *	1,394	76,029
Verisk Analytics, Cl A *	1,785	138,480
Vulcan Materials	1,759	189,321
Wabtec	311	25,791
Waste Connections	610	41,041
Waste Management	1,335	78,485
Westrock	220	9,207
WW Grainger	255	59,803
Xerox	10,044	96,422
		4,791,077
Oil & Gas — 4.4%
Anadarko Petroleum	514	27,119
Apache	1,119	60,874
Baker Hughes	745	36,028
Cabot Oil & Gas	2,430	56,862
Chevron	448	45,777

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Cimarex Energy	1,648	$179,434
Concho Resources *	2,138	248,371
ConocoPhillips	607	29,009
Devon Energy	644	22,334
EOG Resources	414	34,205
EQT	1,241	86,994
Exxon Mobil	722	63,825
Halliburton	703	29,041
Hess	400	23,848
HollyFrontier	4,269	151,976
Kinder Morgan	1,228	21,809
Marathon Oil	1,855	26,137
Marathon Petroleum	1,730	67,608
National Oilwell Varco	768	27,679
Noble Energy	595	21,485
Occidental Petroleum	1,401	107,387
Phillips 66	834	68,480
Pioneer Natural Resources	195	32,389
Schlumberger	515	41,375
Spectra Energy	1,686	52,721
Tesoro	1,307	104,155
Valero Energy	1,038	61,107
		1,728,029
Real Estate Investment Trusts — 8.0%
American Tower, Cl A	239	25,066
Annaly Capital Management	24,300	253,206
AvalonBay Communities	1,688	298,422
Boston Properties	138	17,783
Crown Castle International	1,344	116,767
Digital Realty Trust	3,102	272,914
Equinix	324	107,033
Equity Residential	2,513	171,060
Essex Property Trust	664	146,379
Federal Realty Investment Trust	733	111,475
General Growth Properties	4,681	131,208
HCP	2,768	93,641
Host Hotels & Resorts	2,361	37,351
Kimco Realty	2,542	71,481
Macerich	2,165	164,713
ProLogis	1,106	50,223
Public Storage	320	78,339
Realty Income	4,629	274,037
Simon Property Group	352	70,812
SL Green Realty	686	72,085

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
UDR	3,188	$111,325
Ventas	2,198	136,540
VEREIT	14,876	132,099
Vornado Realty Trust	482	46,142
Welltower	1,815	125,997
Weyerhaeuser	1,948	62,570
		3,178,668
Technology — 8.0%
Adobe Systems *	448	42,210
Akamai Technologies *	658	33,552
Alphabet, Cl A *	33	23,360
Amdocs	5,180	292,877
Analog Devices	968	54,518
ANSYS *	786	71,345
Apple	387	36,278
Applied Materials	1,348	27,593
Autodesk *	730	43,669
CA	2,254	66,854
Cerner *	512	28,744
Cisco Systems	2,765	76,010
Citrix Systems *	1,697	138,882
Cognizant Technology Solutions, Cl A *	400	23,348
Corning	1,201	22,423
EMC	2,674	69,818
F5 Networks *	371	38,862
Facebook, Cl A *	654	76,897
Harris	1,372	109,774
HP	5,023	61,632
Intel	2,701	81,786
International Business Machines	384	56,041
Intuit	537	54,178
Juniper Networks	6,271	146,741
KLA-Tencor	416	29,095
Lam Research	731	55,848
Linear Technology	1,087	48,350
Maxim Integrated Products	2,694	96,230
Microchip Technology	1,296	62,973
Micron Technology *	2,111	22,693
Microsoft	562	28,027
Motorola Solutions	876	65,866
NetApp	3,818	90,258
NVIDIA	4,332	153,916
Oracle	386	15,386
Palo Alto Networks *	449	67,741

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Qorvo *	402	$18,102
QUALCOMM	925	46,731
Red Hat *	771	56,568
salesforce.com *	294	22,285
SanDisk	525	39,443
ServiceNow *	734	52,466
Skyworks Solutions	1,331	88,937
Symantec	5,835	97,124
Texas Instruments	866	49,397
VeriSign *	1,180	101,952
Western Digital	413	16,877
Workday, Cl A *	406	30,442
Xilinx	1,284	55,315
Yahoo! *	1,347	49,300
		3,138,714
Telecommunications — 1.5%
AT&T	3,635	141,111
CenturyLink	2,001	61,931
Level 3 Communications *	1,706	89,155
SBA Communications, Cl A *	1,371	141,268
T-Mobile US *	2,991	117,486
Verizon Communications	571	29,087
		580,038
Utilities — 7.5%
AGL Resources	602	39,648
Alliant Energy	801	56,486
Ameren	2,395	114,960
American Electric Power	1,012	64,262
American Water Works	5,203	378,570
CenterPoint Energy	5,662	121,450
CMS Energy	4,451	181,067
Consolidated Edison	1,659	123,761
Dominion Resources	310	22,156
DTE Energy	1,372	122,327
Duke Energy	1,523	119,982
Edison International	1,562	110,449
Entergy	1,459	109,688
Eversource Energy	2,140	120,782
Exelon	3,725	130,710
FirstEnergy	3,164	103,115
NextEra Energy	435	51,147
PG&E	3,370	196,134
Pinnacle West Capital	820	59,573
PPL	2,190	82,432

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Public Service Enterprise Group	2,046	$94,382
SCANA	915	62,851
Sempra Energy	640	66,144
Southern	2,922	146,392
WEC Energy Group	2,236	130,158
Xcel Energy	4,152	166,204
		2,974,830
TOTAL UNITED STATES		38,956,229
TOTAL INVESTMENTS — 99.9%
(Cost $38,924,578)		$39,520,305

Percentages are based on Net Assets of $39,569,312.

*	Non-income producing security.

Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.0%
AUSTRIA— 1.1%
Basic Materials — 0.1%
voestalpine	260	$9,374
Financials — 0.4%
Erste Group Bank	940	27,045
IMMOFINANZ	11,452	27,007
		54,052
Industrials — 0.3%
ANDRITZ	220	12,324
Wienerberger	1,684	33,281
		45,605
Oil & Gas — 0.3%
OMV	1,096	32,901
TOTAL AUSTRIA		141,932
BELGIUM— 4.4%
Basic Materials — 0.2%
Solvay	128	12,939
Umicore	294	14,656
		27,595
Consumer Goods — 0.2%
Anheuser-Busch InBev	103	12,753
Ontex Group	256	7,845
		20,598
Consumer Services — 0.7%
Colruyt	687	39,563

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Delhaize Group	380	$39,837
Telenet Group Holding *	319	15,857
		95,257
Financials — 1.4%
Ackermans & van Haaren	385	50,137
Ageas	584	22,916
Groupe Bruxelles Lambert	295	26,060
KBC Groep	222	12,467
Sofina	548	69,825
		181,405
Health Care — 0.6%
UCB	976	73,052
Industrials — 0.5%
bpost	2,207	62,272
Real Estate Investment Trusts — 0.6%
Cofinimmo *	655	81,396
Telecommunications — 0.2%
Proximus	758	25,503
TOTAL BELGIUM		567,078
CHILE— 0.1%
Basic Materials — 0.1%
Antofagasta	1,465	10,370
DENMARK— 4.1%
Consumer Goods — 0.3%
Carlsberg, Cl B	241	23,476
Pandora	98	12,728
		36,204
Financials — 0.7%
Danske Bank	656	18,555
Jyske Bank	720	29,483
Sydbank	1,074	30,377
Tryg	1,379	26,038
		104,453
Health Care — 1.9%
Christian Hansen Holding	994	61,874
Coloplast, Cl B	254	19,051
Genmab *	221	32,751
GN Store Nord	609	11,977
H Lundbeck	207	6,916
Novo Nordisk, Cl B	525	29,318
Novozymes, Cl B	258	12,367

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
William Demant Holding *	680	$69,902
		244,156
Industrials — 0.6%
A P Moller - Maersk, Cl B	13	18,285
DSV	776	32,660
ISS	546	20,737
		71,682
Oil & Gas — 0.0%
Vestas Wind Systems	83	5,939
Technology — 0.1%
SimCorp	334	15,019
Telecommunications — 0.5%
TDC	11,495	58,834
TOTAL DENMARK		536,287
FINLAND— 2.4%
Basic Materials — 0.2%
Stora Enso, Cl R	1,804	15,745
UPM-Kymmene	816	15,589
		31,334
Consumer Goods — 0.2%
Amer Sports	643	19,015
Nokian Renkaat	280	10,333
		29,348
Consumer Services — 0.2%
Kesko, Cl B	488	19,501
Financials — 0.2%
Sampo, Cl A	655	28,605
Health Care — 0.2%
Orion, Cl B	650	22,677
Industrials — 0.4%
Huhtamaki	962	37,792
Kone, Cl B	220	10,039
Metso	321	7,717
		55,548
Oil & Gas — 0.5%
Neste	1,679	53,729
Telecommunications — 0.2%
Elisa	694	25,921
Utilities — 0.3%
Fortum	2,798	42,174
TOTAL FINLAND		308,837

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 14.5%
Basic Materials — 0.4%
Air Liquide	57	$6,463
Arkema	296	23,623
Imerys	330	24,364
		54,450
Consumer Goods — 2.4%
Christian Dior	87	15,281
Cie Generale des Etablissements Michelin, Cl B	196	20,462
Danone	155	10,859
Faurecia	284	11,733
Hermes International	87	30,989
L'Oreal	193	35,026
LVMH Moet Hennessy Louis Vuitton	122	20,275
Pernod Ricard	297	32,071
Peugeot *	1,269	20,428
Plastic Omnium	123	4,074
Renault	143	13,804
SEB	417	46,744
Societe BIC	254	36,059
UBISOFT Entertainment *	220	6,393
Valeo	33	5,233
		309,431
Consumer Services — 1.8%
Accor	285	12,628
Air France-KLM *	440	3,947
Carrefour	653	18,507
Casino Guichard Perrachon	300	17,854
Eutelsat Communications	1,123	34,888
JCDecaux	368	16,259
Kering	249	42,678
Lagardere SCA	1,130	29,988
Publicis Groupe	300	22,207
Sodexo	111	11,212
Technicolor	1,169	8,020
Vivendi	1,604	30,790
		248,978
Financials — 1.4%
AXA	610	15,381
BNP Paribas	190	10,063
CNP Assurances	836	14,233
Credit Agricole	880	9,735
Fonciere Des Regions	339	32,087

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Natixis	2,773	$15,299
SCOR	1,314	44,751
Societe Generale	207	8,120
Wendel	220	25,424
		175,093
Health Care — 1.1%
Essilor International	120	15,538
Ipsen	350	21,186
Orpea	658	54,269
Sanofi	502	41,461
		132,454
Industrials — 3.7%
Aeroports de Paris	528	66,461
Airbus Group	146	9,132
Alstom	679	17,358
Bollore	5,313	21,055
Bouygues	257	8,572
Bureau Veritas	697	16,525
Cie de Saint-Gobain	208	9,528
Edenred	631	12,445
Eiffage	354	28,151
Eurazeo	276	19,441
Groupe Eurotunnel	977	12,477
Legrand	183	10,425
Rexel	2,375	35,988
Safran	251	17,298
Schneider Electric	158	10,286
Teleperformance	792	71,118
Thales	759	65,632
Vinci	386	28,842
Zodiac Aerospace	891	20,895
		481,629
Oil & Gas — 0.4%
Technip	406	23,767
Total	416	20,931
		44,698
Real Estate Investment Trusts — 0.8%
Gecina	357	51,642
ICADE	541	42,599
Klepierre	179	8,421
		102,662
Technology — 1.4%
Atos	588	52,321

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Capital Gemini	286	$26,707
Dassault Systemes	431	33,715
Iliad	57	12,460
Ingenico Group	176	20,763
STMicroelectronics	4,740	29,121
		175,087
Telecommunications — 0.1%
Orange	1,035	17,165
Utilities — 1.0%
Electricite de France	991	14,239
Engie	1,077	17,763
Rubis SCA	655	51,134
Suez Environnement	1,509	27,826
Veolia Environnement	773	18,995
		129,957
TOTAL FRANCE		1,871,604
GERMANY— 10.4%
Basic Materials — 1.5%
Aurubis	1,233	66,918
BASF	77	6,363
Bayer	45	5,193
Brenntag	111	6,510
Evonik Industries	504	15,970
K+S	921	22,975
LANXESS	387	20,241
Linde	150	22,918
Symrise	521	34,526
		201,614
Consumer Goods — 1.1%
adidas	144	18,572
Bayerische Motoren Werke	89	8,206
Beiersdorf	112	10,052
Continental	21	4,613
Daimler	165	11,469
HUGO BOSS	276	17,604
OSRAM Licht	620	32,363
Rheinmetall	333	26,057
		128,936
Consumer Services — 0.6%
Axel Springer	377	21,054
Deutsche Lufthansa	1,344	20,873
METRO	318	10,107
ProSiebenSat.1 Media	143	7,292

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Zalando * (A)	154	$5,105
		64,431
Financials — 2.4%
Aareal Bank	318	11,298
Allianz	141	23,942
Commerzbank	1,560	14,580
Deutsche Annington Immobilien	2,117	71,250
Deutsche Bank	310	5,848
Deutsche Boerse	141	11,577
Deutsche EuroShop	710	33,093
Deutsche Wohnen	1,314	40,251
Hannover Rueck	386	44,024
LEG Immobilien	516	47,759
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	120	22,259
		325,881
Health Care — 1.2%
Fresenius & KGaA	587	42,706
Fresenius Medical Care & KGaA	465	40,343
Gerresheimer	312	23,206
Merck KGaA	183	17,202
STADA Arzneimittel	652	27,667
		151,124
Industrials — 2.2%
Bilfinger	752	32,785
Deutsche Post	231	6,784
Duerr	65	5,205
Fraport Frankfurt Airport Services Worldwide	428	25,912
GEA Group	476	22,074
HeidelbergCement	123	10,931
HOCHTIEF	59	7,565
KION Group	759	41,362
Krones	57	6,498
KUKA	64	6,307
MAN	383	41,565
MTU Aero Engines	389	36,722
Siemens	80	8,349
Wirecard	732	31,620
		283,679
Oil & Gas — 0.0%
Nordex *	176	4,929
Technology — 0.3%
Infineon Technologies	447	6,361
SAP	207	16,198

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
United Internet	485	$23,683
		46,242
Telecommunications — 0.9%
Deutsche Telekom	1,761	30,829
Drillisch	188	7,759
Freenet	994	30,363
Telefonica Deutschland Holding	8,799	44,685
		113,636
Utilities — 0.2%
E.ON	1,309	13,507
RWE	1,177	17,585
		31,092
TOTAL GERMANY		1,351,564
IRELAND— 1.7%
Consumer Goods — 0.6%
Glanbia	3,219	60,685
Kerry Group, Cl A	305	27,202
		87,887
Consumer Services — 0.5%
Paddy Power	383	51,346
Ryanair Holdings ADR	170	13,762
		65,108
Financials — 0.2%
Bank of Ireland *	64,315	19,521
Industrials — 0.4%
CRH	501	14,558
Smurfit Kappa Group	1,307	34,655
		49,213
TOTAL IRELAND		221,729
ITALY— 5.1%
Basic Materials — 0.2%
Tenaris	2,168	29,251
Consumer Goods — 0.8%
Davide Campari-Milano	3,147	30,385
Fiat Chrysler Automobiles	2,559	20,546
Luxottica Group	592	32,254
Moncler	1,100	17,840
		101,025
Consumer Services — 0.3%
Mediaset	7,900	35,560
Yoox Net-A-Porter Group, Cl A *	213	6,236
		41,796

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.9%
Assicurazioni Generali	1,181	$18,017
Azimut Holding	377	9,491
Banca Monte dei Paschi di Siena *	21,520	17,414
Banca Popolare dell'Emilia Romagna SC	2,855	16,693
Banca Popolare di Milano Scarl	35,979	27,280
Banca Popolare di Sondrio SCARL	8,379	31,267
Banco Popolare SC	1,461	10,316
EXOR	708	26,598
Intesa Sanpaolo	3,800	10,533
Mediobanca	2,347	19,287
UniCredit	2,831	10,940
Unione di Banche Italiane SCpA	3,201	13,572
Unipol Gruppo Finanziario	1,781	7,629
UnipolSai	9,178	21,423
		240,460
Health Care — 0.1%
Recordati	534	13,572
Industrials — 0.7%
Atlantia	424	11,810
CNH Industrial	1,383	10,613
Finmeccanica *	3,432	43,357
Italcementi	1,012	12,008
Prysmian	441	10,400
		88,188
Oil & Gas — 0.2%
Eni	1,146	18,638
Saipem	23,415	11,210
		29,848
Telecommunications — 0.2%
Telecom Italia *	21,839	21,261
Utilities — 0.7%
A2A	9,951	14,201
Enel	3,878	17,580
Hera	4,901	14,741
Snam	5,897	35,999
Terna Rete Elettrica Nazionale	1,741	9,819
		92,340
TOTAL ITALY		657,741
LUXEMBOURG— 0.2%
Consumer Services — 0.1%
B&M European Value Retail	1,666	6,770
Health Care — 0.1%
Eurofins Scientific	39	14,475

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL LUXEMBOURG		$21,245
MEXICO— 0.1%
Basic Materials — 0.1%
Fresnillo	1,181	19,255
NETHERLANDS— 4.2%
Basic Materials — 0.5%
Akzo Nobel	142	10,066
ArcelorMittal	1,883	10,637
Koninklijke DSM	771	47,296
		67,999
Consumer Goods — 0.5%
Heineken	263	24,655
Heineken Holding	181	14,945
Unilever	522	22,937
		62,537
Consumer Services — 0.4%
Koninklijke Ahold	983	21,392
RELX	941	15,795
Wolters Kluwer	498	18,957
		56,144
Financials — 0.6%
Aegon	4,299	24,678
Euronext (A)	218	9,213
ING Groep	973	11,919
NN Group	653	22,632
		68,442
Industrials — 1.0%
Aalberts Industries	498	17,066
Boskalis Westminster	773	32,231
Koninklijke Philips	969	26,636
Koninklijke Vopak	370	20,106
Randstad Holding	72	3,868
TNT Express	4,009	36,398
		136,305
Oil & Gas — 0.2%
SBM Offshore	1,856	24,861
Real Estate Investment Trusts — 0.7%
Unibail-Rodamco	108	28,945
Wereldhave	1,051	54,157
		83,102
Technology — 0.2%
ASM International	674	27,501

The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.1%
Koninklijke KPN	4,899	$19,274
TOTAL NETHERLANDS		546,165
NORWAY— 2.6%
Basic Materials — 0.4%
Norsk Hydro	2,475	10,767
Yara International	1,117	44,722
		55,489
Consumer Goods — 0.9%
Marine Harvest	3,296	51,288
Orkla	6,815	59,498
		110,786
Consumer Services — 0.1%
Schibsted, Cl A	475	13,857
Financials — 0.5%
DnB	635	8,130
Gjensidige Forsikring	2,783	47,660
		55,790
Oil & Gas — 0.7%
Statoil	1,442	25,483
Subsea 7	4,319	39,745
TGS Nopec Geophysical	1,594	26,664
		91,892
Telecommunications — 0.0%
Telenor	333	5,732
TOTAL NORWAY		333,546
PORTUGAL— 0.5%
Consumer Services — 0.2%
Jeronimo Martins	1,405	22,997
Financials — 0.1%
Banco Comercial Portugues, Cl R *	272,543	12,080
Oil & Gas — 0.1%
Galp Energia	1,260	17,310
Utilities — 0.1%
Energias de Portugal	4,342	15,436
TOTAL PORTUGAL		67,823
SPAIN— 3.8%
Consumer Goods — 0.2%
Viscofan	501	28,111
Consumer Services — 0.1%
Distribuidora Internacional de Alimentacion	273	1,515
Industria de Diseno Textil	334	10,725

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Mediaset Espana Comunicacion	380	$4,936
		17,176
Financials — 1.0%
Banco Bilbao Vizcaya Argentaria	1,020	6,990
Banco de Sabadell	6,609	12,634
Banco Popular Espanol	3,883	10,563
Banco Santander	1,751	8,866
Bankia	16,101	14,993
Bankinter	4,584	34,945
Bolsas y Mercados Espanoles SHMSF	175	5,923
CaixaBank	5,859	17,642
Mapfre	4,259	10,805
		123,361
Health Care — 0.0%
Grifols	228	4,960
Industrials — 0.8%
Abertis Infraestructuras	411	6,932
Acciona	243	19,466
ACS Actividades de Construccion y Servicios	123	4,068
Aena SA * (A)	64	9,129
Amadeus IT Holding, Cl A	243	11,060
Ferrovial	1,190	25,610
Zardoya Otis	1,860	19,748
		96,013
Oil & Gas — 0.2%
Gamesa Tecnologica	886	17,449
Repsol	1,205	15,796
		33,245
Real Estate Investment Trusts — 0.1%
Merlin Properties Socimi	1,494	17,368
Telecommunications — 0.1%
Cellnex Telecom SAU (A)	405	6,684
Telefonica	546	5,955
		12,639
Utilities — 1.3%
Enagas	461	14,048
Endesa	4,019	84,398
Gas Natural SDG	948	19,723
Iberdrola	3,486	24,771
Red Electrica	133	11,877
		154,817
TOTAL SPAIN		487,690

The accompanying notes are an integral part of the financial statements.

63

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 6.1%
Basic Materials — 0.5%
BillerudKorsnas	1,467	$22,803
Boliden	1,201	20,959
Hexpol	1,069	11,060
		54,822
Consumer Goods — 0.5%
Husqvarna, Cl B	674	5,377
Svenska Cellulosa, Cl B	1,652	52,078
Swedish Match	436	13,842
		71,297
Consumer Services — 0.6%
Hennes & Mauritz, Cl B	284	10,107
ICA Gruppen	2,002	65,806
		75,913
Financials — 1.8%
Castellum	2,082	33,349
Fabege	2,044	34,141
Fastighets Balder, Cl B *	365	9,313
Industrivarden, Cl C	1,942	35,391
Intrum Justitia	408	14,657
Investment Kinnevik, Cl B	588	16,931
Investor, Cl B	440	16,163
JM	211	6,107
Nordea Bank	1,295	12,583
Skandinaviska Enskilda Banken, Cl A	1,556	14,876
Svenska Handelsbanken, Cl A	2,185	29,115
Swedbank, Cl A	873	18,848
		241,474
Health Care — 0.7%
Elekta, Cl B	1,681	12,300
Getinge, Cl B	652	13,800
Meda, Cl A	3,145	58,059
Swedish Orphan Biovitrum *	1,226	17,895
		102,054
Industrials — 1.1%
Assa Abloy, Cl B	743	15,596
Atlas Copco, Cl A	226	5,854
Fingerprint Cards, Cl B *	155	9,294
NCC, Cl B *	712	24,353
Nibe Industrier, Cl B	280	9,738
Saab, Cl B	202	6,917
Securitas, Cl B	2,245	35,484

The accompanying notes are an integral part of the financial statements.

64

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Skanska, Cl B	371	$8,167
Trelleborg, Cl B	1,446	26,370
		141,773
Oil & Gas — 0.1%
Lundin Petroleum *	620	11,623
Technology — 0.4%
Hexagon, Cl B	213	8,501
Telefonaktiebolaget LM Ericsson, Cl B	4,316	34,969
		43,470
Telecommunications — 0.4%
Tele2, Cl B	3,525	33,657
TeliaSonera	3,505	16,755
		50,412
TOTAL SWEDEN		792,838
SWITZERLAND— 11.8%
Basic Materials — 0.9%
Clariant	1,428	27,040
EMS-Chemie Holding	68	33,646
Givaudan	17	33,521
Glencore Xstrata	2,071	4,942
Syngenta *	69	27,643
		126,792
Consumer Goods — 1.7%
Aryzta	650	25,261
Barry Callebaut	32	37,625
Chocoladefabriken Lindt & Spruengli	1	73,229
Cie Financiere Richemont	109	7,255
Coca-Cola HBC	962	19,729
Nestle	414	30,883
Swatch Group	65	22,216
		216,198
Consumer Services — 0.5%
Dufry *	226	29,756
Galenica	27	39,493
		69,249
Financials — 4.3%
Baloise Holding	198	24,520
Credit Suisse Group	421	6,400
GAM Holding	1,351	17,619
Helvetia Holding	81	43,606
Julius Baer Group	879	37,608
Pargesa Holding	552	38,384
Partners Group Holding	142	58,518

The accompanying notes are an integral part of the financial statements.

65

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PSP Swiss Property	880	$84,833
Swiss Life Holding	176	44,454
Swiss Prime Site	1,235	108,296
Swiss Re	595	52,828
UBS Group	778	13,474
Zurich Insurance Group	137	30,687
		561,227
Health Care — 1.2%
Actelion	54	8,732
Lonza Group	419	69,768
Novartis	119	9,088
Roche Holding	56	14,168
Sonova Holding	156	20,865
Straumann Holding	96	33,302
		155,923
Industrials — 2.5%
ABB	346	7,321
DKSH Holding	422	27,605
Flughafen Zuerich	101	92,781
Geberit	42	16,138
Georg Fischer	22	17,880
Kaba Holding	50	32,447
Kuehne + Nagel International	216	31,144
LafargeHolcim	273	13,834
OC Oerlikon	2,683	25,920
Schindler Holding	155	28,251
SGS	7	15,417
Wolseley	197	11,027
		319,765
Technology — 0.5%
AMS	273	7,220
Logitech International	1,605	24,615
Temenos Group	433	22,474
		54,309
Telecommunications — 0.2%
Sunrise Communications Group (A)	146	8,941
Swisscom	34	17,257
		26,198
TOTAL SWITZERLAND		1,529,661
UNITED KINGDOM— 25.8%
Basic Materials — 0.9%
Anglo American	1,063	11,888
BHP Billiton	485	6,629

The accompanying notes are an integral part of the financial statements.

66

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Croda International	403	$17,776
Johnson Matthey	161	6,809
Mondi	508	9,734
Randgold Resources	426	42,248
Rio Tinto	318	10,717
Victrex	170	3,486
		109,287
Consumer Goods — 2.6%
Barratt Developments	2,846	22,201
Bellway	725	25,988
Berkeley Group Holdings	941	41,285
Bovis Homes Group	1,205	15,393
British American Tobacco	221	13,500
Britvic	591	6,095
Burberry Group	388	6,758
Diageo	226	6,112
Galliford Try	1,574	29,422
Greencore Group	2,553	13,494
Imperial Tobacco Group	527	28,707
Persimmon	1,066	31,029
Reckitt Benckiser Group	263	25,636
SABMiller	181	11,096
Tate & Lyle	1,248	10,750
Taylor Wimpey	7,881	21,277
Unilever	551	24,655
		333,398
Consumer Services — 5.7%
AA	1,122	4,579
ASOS *	285	15,034
Auto Trader Group (A)	1,438	7,899
Booker Group	8,770	20,812
Carnival	757	37,669
Compass Group	465	8,304
Daily Mail & General Trust, Cl A	789	8,068
Dixons Carphone	2,755	17,160
Domino's Pizza Enterprises *	901	12,123
easyJet	427	9,214
Firstgroup *	22,154	32,405
Greene King	3,233	38,741
Home Retail Group	3,584	8,957
Inchcape	1,573	15,612
Informa	4,544	43,567
InterContinental Hotels Group	279	11,154
International Consolidated Airlines Group	614	4,722

The accompanying notes are an integral part of the financial statements.

67

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
ITV	2,200	$7,258
J Sainsbury	12,290	52,013
Just Eat *	888	4,989
Kingfisher	6,390	34,063
Marks & Spencer Group	1,015	6,297
Merlin Entertainments (A)	2,819	17,819
MoneySuperMarket.com	2,324	10,687
National Express Group	3,295	15,668
Next	361	26,891
Ocado Group *	2,159	9,349
Pearson	1,625	19,163
Playtech	1,104	13,011
RELX	884	15,669
Restaurant Group	2,184	8,801
Rightmove	222	12,546
Saga	4,036	12,392
Sky	1,426	19,605
SSP Group	1,116	4,703
Stagecoach Group	5,626	21,222
Tesco	8,285	20,887
Thomas Cook Group *	4,374	5,655
UBM	2,184	18,204
WH Smith	1,061	26,034
Whitbread	73	4,141
William Hill	1,558	7,137
WM Morrison Supermarkets	14,238	39,858
WPP	467	10,918
		741,000
Financials — 6.5%
3i Group	2,513	17,435
Admiral Group	2,548	69,313
Aviva	2,039	12,916
Barclays	4,768	11,979
Beazley	10,165	48,529
Capital & Counties Properties	6,066	31,412
Close Brothers Group	2,020	35,865
Direct Line Insurance Group	15,082	79,956
Hargreaves Lansdown	512	9,645
Henderson Group	2,200	8,237
Hiscox	6,987	92,168
HSBC Holdings	4,616	30,598
ICAP	2,080	14,275
IG Group Holdings	4,260	48,239
Intermediate Capital Group	2,774	24,952

The accompanying notes are an integral part of the financial statements.

68

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Investec	1,982	$15,185
Jardine Lloyd Thompson Group	1,885	23,941
Jupiter Fund Management	1,395	8,601
Legal & General Group	6,495	21,227
Lloyds Banking Group	18,823	18,494
London Stock Exchange Group	119	4,729
Man Group	8,794	19,014
Old Mutual	7,239	19,671
Phoenix Group Holdings	4,793	60,383
Provident Financial	618	26,381
Prudential	229	4,520
Royal Bank of Scotland Group *	2,070	6,974
RSA Insurance Group	4,182	28,125
Schroders	220	8,102
St. James's Place	770	9,780
Standard Chartered	1,338	10,821
Standard Life	1,491	7,123
Unite Group	1,937	17,947
		846,537
Health Care — 0.3%
BTG *	1,281	11,109
GlaxoSmithKline	637	13,614
Hikma Pharmaceuticals	362	11,688
Smith & Nephew	357	6,046
		42,457
Industrials — 5.0%
Babcock International Group	369	5,122
BAE Systems	1,378	9,635
Balfour Beatty	8,077	28,231
BBA Aviation	15,289	44,839
Berendsen	1,151	19,896
Bunzl	520	15,532
Capita	1,055	15,470
Carillion	3,456	14,884
Cobham	4,942	11,149
DCC	356	31,603
DS Smith	5,958	33,279
Essentra	912	10,848
Experian	460	8,430
G4S	5,468	15,091
Halma	1,937	25,311
Hays	3,421	6,420
Howden Joinery Group	3,453	24,988
Intertek Group	694	33,111

The accompanying notes are an integral part of the financial statements.

69

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kingspan Group	761	$20,047
Meggitt	4,646	27,952
Michael Page International	1,400	8,337
QinetiQ Group	11,517	37,741
Regus	1,638	7,016
Rentokil Initial	14,516	37,447
Rexam	878	8,039
Rotork	2,200	6,027
Royal Mail	3,973	28,338
RPC Group	857	9,158
Serco Group	4,591	6,456
Smiths Group	762	12,368
Spectris	110	2,934
Spirax-Sarco Engineering	404	20,210
Travis Perkins	704	19,058
Ultra Electronics Holdings	1,234	31,924
WS Atkins	1,084	21,152
		658,043
Oil & Gas — 0.8%
Amec Foster Wheeler	719	5,202
BP	4,773	26,133
John Wood Group	2,124	19,431
Petrofac	431	5,335
Royal Dutch Shell, Cl A	986	25,703
Tullow Oil	3,747	15,353
		97,157
Real Estate Investment Trusts — 1.8%
British Land	2,212	23,298
Derwent London	683	32,857
Great Portland Estates	3,318	36,842
Hammerson	2,217	18,983
Intu Properties	6,185	27,571
Land Securities Group	1,662	27,560
Segro	4,709	28,814
Shaftesbury	3,329	44,377
		240,302
Technology — 0.6%
ARM Holdings	594	8,158
Dialog Semiconductor *	402	13,969
Micro Focus International	1,150	25,758
Sage Group	2,257	19,573
		67,458
Telecommunications — 0.8%
BT Group, Cl A	1,757	11,407

The accompanying notes are an integral part of the financial statements.

70

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Cable & Wireless Communications	10,524	$11,347
Inmarsat	2,184	29,738
TalkTalk Telecom Group	1,498	5,868
Vodafone Group	11,970	38,436
		96,796
Utilities — 0.8%
Centrica	3,167	11,060
National Grid	726	10,367
Pennon Group	2,314	27,525
Severn Trent	741	24,174
SSE	600	13,272
United Utilities Group	999	13,749
		100,147
TOTAL UNITED KINGDOM		3,332,582
UNITED STATES— 0.1%
Health Care — 0.1%
AstraZeneca	221	12,717
TOTAL COMMON STOCK
(Cost $12,527,259)		12,810,664

PREFERRED STOCK — 0.4%
GERMANY— 0.4%
Basic Materials — 0.2%
FUCHS PETROLUB, 0.000%*	287	12,279
Henkel & KGaA, 0.000%*	108	12,330
		24,609
Consumer Goods — 0.1%
Porsche Automobil Holding, 0.000%*	104	5,805
Volkswagen, 0.000%*	54	7,820
		13,625
Industrials — 0.1%
Sartorius, 0.000%*	64	15,793
TOTAL PREFERRED STOCK
(Cost $54,141)		54,027
TOTAL INVESTMENTS — 99.4%
(Cost $12,581,400)		$12,864,691

Percentages are based on Net Assets of $12,936,596.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2016 was $64,790 and represents 0.5% of Net Assets.

The accompanying notes are an integral part of the financial statements.

71

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Europe ETF

ADR — American Depositary Receipt
Cl — Class
KGaA — Kommanditgesellschaft auf Aktien (German, partnership limited by shares)

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

72

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
JAPAN— 99.7%
Basic Materials — 9.7%
ADEKA	2,704	$39,349
Air Water	985	15,337
Asahi Kasei	4,331	30,752
Daicel	3,035	39,287
Daido Steel	9,885	34,461
Denki Kagaku Kogyo	7,787	33,915
DIC	12,974	31,163
Dowa Holdings	960	6,272
Hitachi Chemical	2,205	38,661
Hitachi Metals	868	9,248
JFE Holdings	665	9,817
JSR	1,638	23,285
Kaneka	6,109	53,213
Kansai Paint	337	6,117
Kobe Steel	10,440	10,538
Kuraray	2,221	29,186
Maruichi Steel Tube	2,901	87,033
Mitsubishi Chemical Holdings	5,314	28,896
Mitsubishi Gas Chemical	8,431	47,830
Mitsui Chemicals	11,510	40,018
Mitsui Mining & Smelting	12,116	23,554
Nagase	2,983	34,459
Nihon Parkerizing	606	5,568
Nippon Kayaku	1,771	19,714
Nippon Paper Industries	3,220	63,380

The accompanying notes are an integral part of the financial statements.

73

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Nippon Shokubai	774	$41,885
Nippon Steel & Sumitomo Metal	541	11,827
Nissan Chemical Industries	707	19,533
Nitto Denko	200	11,283
NOF	6,584	53,473
Oji Holdings	3,959	16,762
Shin-Etsu Chemical	99	5,739
Showa Denko	25,737	27,663
Sumitomo Chemical	4,264	20,165
Sumitomo Metal Mining	1,975	23,110
Taiyo Nippon Sanso	695	6,671
Teijin	15,215	56,454
Toagosei	3,520	32,767
Toray Industries	2,977	25,784
Tosoh	4,581	21,836
Ube Industries	23,953	47,013
Yamato Kogyo	1,834	44,327
Zeon	4,478	33,022
		1,260,367
Consumer Goods — 18.4%
ABC-Mart	898	60,093
Aisin Seiki	793	32,092
Ajinomoto	1,083	25,862
Asahi Group Holdings	392	12,856
Asics	897	18,536
Bridgestone	508	19,542
Calbee	1,085	43,858
Calsonic Kansei	2,811	20,151
Casio Computer	893	17,652
Citizen Holdings	4,170	24,320
Coca-Cola East Japan	2,845	53,659
Coca-Cola West	3,007	84,031
Daihatsu Motor	3,263	45,745
Daiichikosho	1,435	61,426
Daiwa House Industry	423	11,714
Denso	192	7,628
Ezaki Glico	593	30,982
Fuji Heavy Industries	192	6,668
GungHo Online Entertainment	3,184	8,570
Honda Motor	860	24,053
House Foods Group	2,931	57,746
Ito En	1,470	46,163
Japan Tobacco	613	25,953
JTEKT	675	9,028

The accompanying notes are an integral part of the financial statements.

74

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Kagome	1,879	$40,989
Kao	303	17,320
Kewpie	1,702	45,988
Kikkoman	196	6,476
Kirin Holdings	500	7,437
Koito Manufacturing	207	9,364
Konami	2,701	86,715
Kose	264	25,316
Lion	3,090	38,930
Megmilk Snow Brand	1,096	26,029
MEIJI Holdings	358	28,708
Morinaga	1,885	9,285
Nexon	1,449	22,535
NH Foods	2,573	58,460
NHK Spring	3,327	30,660
Nichi-iko Pharmaceutical	478	11,803
Nichirei	6,916	62,053
Nifco	601	29,771
Nikon	2,029	30,550
Nintendo	101	14,306
Nippon Suisan Kaisha	1,558	8,853
Nissan Motor	3,538	33,067
Nisshin Seifun Group	3,947	66,364
Nisshinbo Holdings	2,135	24,045
Nissin Foods Holdings	298	14,149
NOK	754	13,150
Pigeon	1,392	38,106
Pola Orbis Holdings	215	17,663
Rinnai	270	24,654
Sangetsu	2,375	43,950
Sanrio	550	11,134
Sapporo Holdings	7,000	38,535
Sega Sammy Holdings	1,353	15,200
Sekisui Chemical	1,514	19,626
Sekisui House	1,657	29,913
Sharp *	13,689	18,935
Shimano	79	11,873
Shiseido	907	21,065
Sony	395	10,256
Sumitomo Electric Industries	1,350	16,970
Sumitomo Forestry	2,985	35,822
Sumitomo Rubber Industries	1,343	21,338
Suntory Beverage & Food	795	35,591
Takara Holdings	700	6,117

The accompanying notes are an integral part of the financial statements.

75

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Tokai Rika	1,489	$28,932
Toyo Suisan Kaisha	402	14,653
Toyo Tire & Rubber	1,100	17,282
Toyobo	30,019	52,465
Toyoda Gosei	1,606	30,786
Toyota Industries	334	15,187
Toyota Motor	98	5,179
TS Tech	1,402	33,505
Unicharm	498	10,670
Wacoal Holdings	5,098	63,371
Yamaha	904	27,037
Yamaha Motor	308	5,328
Yamazaki Baking	5,537	135,170
Yokohama Rubber	1,094	19,223
		2,386,187
Consumer Services — 17.0%
Aeon	2,161	33,194
ANA Holdings	21,839	62,867
Aoyama Trading	1,302	50,135
Arcs	2,041	49,139
Autobacs Seven	3,587	63,362
Benesse Holdings	889	25,799
Central Japan Railway	62	11,262
Cosmos Pharmaceutical	140	24,207
Dai Nippon Printing	2,785	27,096
Dena	1,170	20,384
Dentsu	100	5,299
Don Quijote Holdings	609	22,625
Duskin	3,494	65,409
East Japan Railway	179	16,435
FamilyMart	544	29,438
Fuji Media Holdings	1,974	22,988
H2O Retailing	2,620	44,591
Hakuhodo DY Holdings	1,601	18,824
Hankyu Hanshin Holdings	5,389	35,005
HIS	597	15,205
Isetan Mitsukoshi Holdings	1,228	13,589
Izumi	860	34,482
J Front Retailing	1,271	15,930
Japan Airlines	804	29,704
Kakaku.com	731	13,616
Keihan Electric Railway	5,101	37,759
Keikyu	533	4,947
Keio	745	6,754

The accompanying notes are an integral part of the financial statements.

76

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Keisei Electric Railway	1,005	$14,305
Kintetsu Group Holdings	2,000	8,412
K's Holdings	2,116	73,076
Lawson	418	33,207
M3	1,365	38,400
Marui Group	1,521	24,067
Matsumotokiyoshi Holdings	1,628	82,926
McDonald's Holdings Japan	1,804	44,984
Nagoya Railroad	14,251	73,524
Nankai Electric Railway	8,841	48,008
Nippon Television Holdings	1,722	28,841
Nishimatsu	3,795	16,883
Nishi-Nippon Railroad	6,683	41,661
Nitori Holdings	532	51,114
Odakyu Electric Railway	557	6,211
Oriental Land	305	21,665
Park24	1,936	55,821
Pilot	242	9,963
Resorttrust	803	17,284
Ryohin Keikaku	121	27,899
Sankyo	2,085	81,260
Seibu Holdings	199	4,345
Seven & i Holdings	296	12,568
Shimachu	1,814	43,555
Shimamura	368	51,007
Shochiku	2,006	20,398
SKY Perfect JSAT Holdings	3,411	18,650
Skylark	799	10,462
Sotetsu Holdings	4,981	32,727
Start Today	401	17,390
Sugi Holdings	307	15,265
Sundrug	508	37,413
Takashimaya	1,972	14,874
Tobu Railway	1,476	7,753
Toho	497	13,053
Tokyo Broadcasting System Holdings	1,554	22,207
Tokyu	1,665	14,768
Tsuruha Holdings	578	57,046
TV Asahi Holdings	1,163	19,968
UNY Group Holdings	10,369	77,529
USS	1,157	18,967
Valor	610	15,142
Welcia Holdings	316	17,189
West Japan Railway	300	18,724

The accompanying notes are an integral part of the financial statements.

77

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Yamada Denki	10,946	$56,267
		2,216,823
Financials — 9.1%
77 Bank	4,617	16,786
Acom *	5,737	31,206
AEON Financial Service	332	7,683
Aeon Mall	483	6,911
Aozora Bank	18,893	69,042
Awa Bank	4,898	25,773
Bank of Kyoto	2,037	14,241
Chiba Bank	3,807	20,068
Chugoku Bank	2,789	29,925
Credit Saison	682	12,990
Dai-ichi Life Insurance	1,332	17,043
Daishi Bank	9,207	33,043
Daito Trust Construction	80	11,586
Daiwa Securities Group	1,427	8,618
Fukuoka Financial Group	5,497	19,420
Gunma Bank	2,319	9,515
Hachijuni Bank	3,052	13,834
Hiroshima Bank	3,488	13,105
Hitachi Capital	1,492	33,412
Hokuhoku Financial Group	12,285	16,075
Hyakugo Bank	4,942	18,891
Iida Group Holdings	1,281	25,035
Iyo Bank	1,988	13,601
Jafco	549	15,958
Japan Exchange Group	400	6,266
Joyo Bank	3,959	14,320
Juroku Bank	6,544	19,939
Keiyo Bank	4,939	18,695
Leopalace21	5,562	34,672
Matsui Securities	529	4,712
Mitsubishi UFJ Financial Group	3,889	18,904
Mitsubishi UFJ Lease & Finance	3,915	17,783
Mizuho Financial Group	19,134	30,008
MS&AD Insurance Group Holdings	607	16,841
Musashino Bank	563	14,754
Nishi-Nippon City Bank	11,434	21,373
Nomura Holdings	1,879	8,410
Nomura Real Estate Holdings	1,553	29,378
North Pacific Bank	6,604	17,344
NTT Urban Development	740	7,221
Ogaki Kyoritsu Bank	9,665	30,713

The accompanying notes are an integral part of the financial statements.

78

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Okasan Securities Group	2,618	$14,412
Orient *	5,051	10,527
ORIX	767	11,373
Resona Holdings	7,035	25,853
San-In Godo Bank	5,992	40,098
SBI Holdings	1,636	17,767
Senshu Ikeda Holdings	8,593	33,330
Seven Bank	7,990	35,173
Shiga Bank	5,657	25,484
Shinsei Bank	11,400	16,621
Shizuoka Bank	1,906	14,696
Sompo Japan Nipponkoa Holdings	504	13,851
Sony Financial Holdings	1,002	13,017
Sumitomo Mitsui Financial Group	287	9,155
Sumitomo Mitsui Trust Holdings	2,860	9,211
Suruga Bank	293	5,915
T&D Holdings	1,424	14,394
Tokai Tokyo Financial Holdings	963	5,211
Tokio Marine Holdings	604	20,825
Tokyo Tatemono	1,118	15,235
Tokyu Fudosan Holdings	1,504	10,655
Yamaguchi Financial Group	2,118	20,290
		1,178,187
Health Care — 9.5%
Alfresa Holdings	2,770	55,351
Asahi Intecc	459	22,779
Astellas Pharma	622	8,703
Chugai Pharmaceutical	407	14,303
Daiichi Sankyo	2,347	57,055
Eisai	469	29,960
Hisamitsu Pharmaceutical	308	15,055
Kaken Pharmaceutical	647	36,705
Kissei Pharmaceutical	1,375	32,809
Kobayashi Pharmaceutical	367	30,253
KYORIN Holdings	2,400	48,989
Kyowa Hakko Kirin	2,894	53,663
Medipal Holdings	1,813	29,806
Miraca Holdings	459	20,184
Mitsubishi Tanabe Pharma	3,794	69,608
Nihon Kohden	780	20,332
Nihon M&A Center	350	20,740
Nippon Shinyaku	884	41,269
Nipro	4,679	46,968
Olympus	210	8,528

The accompanying notes are an integral part of the financial statements.

79

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ono Pharmaceutical	450	$20,936
Otsuka Holdings	2,252	90,422
PeptiDream *	214	12,721
Rohto Pharmaceutical	2,468	43,642
Santen Pharmaceutical	2,106	31,414
Sawai Pharmaceutical	496	32,821
Shionogi	199	10,495
Sosei Group *	34	7,140
Sumitomo Dainippon Pharma	3,740	49,741
Suzuken	1,138	40,683
Sysmex	102	6,673
Taisho Pharmaceutical Holdings	517	43,488
Takeda Pharmaceutical	498	24,492
Terumo	426	16,822
Toho Holdings	2,906	69,502
Topcon	409	5,229
Tsumura	2,471	65,311
		1,234,592
Industrials — 18.5%
Aica Kogyo	847	19,680
Alps Electric	307	5,710
Amada Holdings	1,273	13,242
Asahi Glass	6,778	41,112
Azbil	792	20,956
Century Tokyo Leasing	708	24,979
Chiyoda	3,954	31,264
COMSYS Holdings	1,426	22,071
Daifuku	1,000	18,636
Disco	259	22,899
DMG Mori	1,044	12,441
Ebara	7,303	34,469
Fuji Electric	1,930	8,568
Fujikura	5,108	25,923
Furukawa Electric	33,473	84,155
Glory	888	30,127
GS Yuasa	10,957	46,493
Haseko	1,479	14,100
Hirose Electric	70	8,839
Hitachi	2,657	12,804
Hitachi Construction Machinery	1,277	21,101
Horiba	405	15,860
Hoshizaki Electric	394	34,136
Hoya	302	12,027
Ibiden	2,338	30,461

The accompanying notes are an integral part of the financial statements.

80

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ITOCHU	2,530	$33,459
Japan Airport Terminal	109	4,090
Japan Steel Works	7,133	28,600
Kajima	10,234	65,520
Kamigumi	2,592	24,177
Kawasaki Kisen Kaisha	12,892	28,436
Keyence	10	6,277
Kinden	4,943	59,504
Komatsu	504	8,981
Kurita Water Industries	771	19,038
Kyocera	340	17,392
Lintec	2,608	51,870
LIXIL Group	1,105	23,774
Mabuchi Motor	302	15,863
Maeda Road Construction	2,443	45,506
Marubeni	8,387	45,943
MISUMI Group	1,016	14,756
Mitsubishi	1,593	27,737
Mitsubishi Logistics	1,258	17,836
Mitsubishi Materials	9,058	29,884
Mitsui	4,161	52,171
Mitsui Engineering & Shipbuilding	23,306	37,683
Mitsui OSK Lines	4,638	10,273
Miura	3,575	68,864
Monotaro	390	12,229
Murata Manufacturing	40	5,531
Nabtesco	508	11,908
Nidec	447	34,195
Nippon Electric Glass	9,955	54,429
Nippon Express	4,458	21,208
Nippon Konpo Unyu Soko	1,830	35,404
Nippon Yusen	9,342	18,947
NTN	3,967	12,977
Obayashi	7,175	72,490
OKUMA	1,000	8,225
OSG	596	11,364
Penta-Ocean Construction	2,344	10,866
Recruit Holdings	105	3,351
Rengo	7,701	43,041
Sankyu	10,540	50,929
Sanwa Holdings	2,706	21,700
Secom	202	15,944
Seino Holdings	1,994	21,040
Shimadzu	571	9,040

The accompanying notes are an integral part of the financial statements.

81

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shimizu	5,504	$50,567
SMC	20	5,111
Sohgo Security Services	396	22,725
Sojitz	26,279	54,772
Sumitomo	2,629	28,748
Sumitomo Heavy Industries	4,485	19,827
Sumitomo Osaka Cement	23,015	101,099
Tadano	1,131	11,342
Taiheiyo Cement	4,027	10,990
Taisei	2,951	20,630
Taiyo Yuden	1,936	20,447
TDK	295	18,142
Temp Holdings	1,194	18,637
Toda	3,982	19,167
Toppan Printing	3,034	26,854
Toshiba	11,969	26,288
TOTO	362	12,874
Toyo Seikan Group Holdings	1,223	25,090
Toyota Tsusho	672	15,827
Tsubakimoto Chain	4,095	28,016
Ulvac	181	5,836
Ushio	2,420	34,221
Yamato Holdings	394	8,208
		2,409,923
Oil & Gas — 2.1%
Idemitsu Kosan	3,935	86,648
Inpex	4,999	41,498
Japan Petroleum Exploration	2,049	49,197
JX Holdings	11,005	48,404
Showa Shell Sekiyu	602	6,459
TonenGeneral Sekiyu	3,649	35,707
		267,913
Real Estate Investment Trusts — 6.5%
Activia Properties	5	27,011
Advance Residence Investment	13	35,454
Daiwa House Residential Investment	14	34,570
Daiwa Office Investment	12	77,835
Frontier Real Estate Investment	6	30,506
GLP J-Reit	28	34,387
Industrial & Infrastructure Fund Investment	6	30,562
Invincible Investment	27	20,743
Japan Excellent	57	81,615
Japan Hotel REIT Investment	75	68,695
Japan Logistics Fund	17	37,990

The accompanying notes are an integral part of the financial statements.

82

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Japan Prime Realty Investment	8	$35,777
Japan Real Estate Investment	2	12,599
Japan Retail Fund Investment	4	9,948
Kenedix Office Investment, Cl A	3	17,805
Mori Hills REIT Investment, Cl A	54	81,559
Mori Trust Sogo Reit	11	21,734
Nippon Accommodations Fund	24	102,957
Nippon Building Fund	2	12,823
Nippon Prologis REIT	16	38,970
Orix JREIT	14	23,605
United Urban Investment	7	12,241
		849,386
Technology — 5.0%
Advantest	901	8,926
Canon	294	8,551
FUJIFILM Holdings	706	30,148
Hitachi High-Technologies	1,699	47,955
IT Holdings	3,551	87,186
Itochu Techno-Solutions	1,880	37,953
Konica Minolta	1,129	10,214
Mixi	247	8,726
NEC	12,075	30,472
Nomura Research Institute	509	18,506
NTT Data	450	24,141
Obic	660	35,839
Oki Electric Industry	4,779	6,923
Oracle Japan	750	41,427
Otsuka	1,095	54,446
Renesas Electronics *	1,600	9,825
Ricoh	1,576	16,703
Rohm	331	15,159
SCREEN Holdings	1,553	12,599
SCSK	1,029	38,613
Square Enix Holdings	1,379	36,590
Sumco	1,014	6,871
Tokyo Ohka Kogyo	1,665	48,785
Trend Micro	450	17,601
		654,159
Telecommunications — 1.0%
Hikari Tsushin	328	25,260
KDDI	392	11,610
Nippon Telegraph & Telephone	1,618	73,554
NTT DOCOMO	907	22,015
		132,439

The accompanying notes are an integral part of the financial statements.

83

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.9%
Chubu Electric Power	1,702	$23,074
Chugoku Electric Power	1,189	15,847
Electric Power Development	1,443	44,708
Hokkaido Electric Power *	3,338	31,259
Hokuriku Electric Power	2,159	28,976
Iwatani	1,985	11,948
Kansai Electric Power *	2,746	25,080
Kyushu Electric Power	2,969	30,857
Osaka Gas	6,867	25,467
Shikoku Electric Power	1,481	18,811
Toho Gas	7,984	55,965
Tohoku Electric Power	2,266	29,819
Tokyo Electric Power *	4,703	25,934
Tokyo Gas	1,416	6,420
		374,165
TOTAL JAPAN		12,964,141
TOTAL INVESTMENTS — 99.7%
(Cost $12,463,564)		$12,964,141

Percentages are based on Net Assets of $12,997,087.

*	Non-income producing security.

Cl — Class
REIT — Real Estate Investment Trust

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 2 or 3 investments.

The accompanying notes are an integral part of the financial statements.

84

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 32.3%
Basic Materials — 3.9%
Alumina	2,767	$3,157
BHP Billiton	80	1,263
BlueScope Steel	1,195	5,900
Evolution Mining	6,794	10,161
Fortescue Metals Group	1,621	4,218
Incitec Pivot	2,138	5,254
Independence Group	315	736
Mineral Resources	755	4,269
Newcrest Mining *	436	6,312
Northern Star Resources	2,736	8,080
Nufarm	1,181	6,327
OZ Minerals	890	3,994
Regis Resources	1,091	2,415
Rio Tinto	47	1,849
Sandfire Resources	502	2,272
Saracen Mineral Holdings *	1,756	1,421
South32	949	1,202
St. Barbara *	924	1,636
Syrah Resources *	270	975
TFS	1,110	1,321
Washington H Soul Pattinson	550	6,821
Western Areas	806	1,538

The accompanying notes are an integral part of the financial statements.

85

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Whitehaven Coal *	11,870	$6,975
		88,096
Consumer Goods — 1.9%
Asaleo Care	1,776	2,670
Bega Cheese	661	3,102
Bellamy's Australia	152	1,168
Blackmores	73	8,969
Breville Group	797	5,006
Burson Group	820	3,116
Coca-Cola Amatil	412	2,704
GrainCorp, Cl A	902	5,639
GUD Holdings	334	2,177
Pacific Brands	2,740	2,394
Tassal Group	190	565
Treasury Wine Estates	843	5,996
		43,506
Consumer Services — 6.2%
AP Eagers	997	8,209
APN News & Media *	7,827	3,703
APN Outdoor Group	316	1,522
ARB	208	2,559
Aristocrat Leisure	743	5,670
Australian Pharmaceutical Industries	7,889	11,799
Automotive Holdings Group	450	1,346
Corporate Travel Management	356	3,874
Domino's Pizza Enterprises	102	4,827
Event Hospitality and Entertainment	800	9,164
Fairfax Media	5,498	3,336
G8 Education	457	1,371
Greencross	110	597
Harvey Norman Holdings	1,221	4,174
InvoCare	436	4,079
JB Hi-Fi	60	1,006
Mantra Group	900	2,541
Metcash	4,240	5,695
Myer Holdings	3,194	2,523
Navitas	1,285	5,021
Nine Entertainment Holdings	2,992	2,580
Qantas Airways	803	1,973
RCG	1,165	1,218
Retail Food Group	693	2,909
Seven West Media	4,159	3,364
Sigma Pharmaceuticals	6,729	5,649
Southern Cross Media Group	7,687	6,336

The accompanying notes are an integral part of the financial statements.

86

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Star Entertainment Group	2,174	$9,374
Super Retail Group	322	2,079
TABCORP Holdings	1,634	5,524
Tatts Group	2,921	8,404
Wesfarmers	142	4,635
Woolworths	81	1,367
		138,428
Financials — 5.3%
Abacus Property Group	4,398	10,640
AMP	442	1,983
Ardent Leisure Group	5,553	9,196
ASX	83	2,770
Australia & New Zealand Banking Group	70	1,297
Aveo Group	2,922	7,626
Bank of Queensland	326	2,799
Bendigo and Adelaide Bank	380	2,703
BT Investment Management	579	4,370
Challenger	563	3,850
Charter Hall Retail	1,956	7,105
Commonwealth Bank of Australia	24	1,353
FlexiGroup	450	821
Gateway Lifestyle	1,195	2,563
Genworth Mortgage Insurance Australia	1,149	2,096
Insurance Australia Group	357	1,572
IOOF Holdings	547	3,732
Lend Lease Group	286	2,772
Macquarie Group	60	2,908
Magellan Financial Group	175	2,871
McMillan Shakespeare	910	8,528
National Australia Bank	150	3,112
Platinum Asset Management	791	3,658
Premier Investments	535	6,492
QBE Insurance Group	592	5,037
Steadfast Group	1,206	1,730
Stockland	1,295	4,319
Suncorp Group	415	3,959
Vicinity Centres	1,605	4,067
Westpac Banking	70	1,659
		117,588
Health Care — 3.9%
Ansell	323	4,913
Cochlear	202	16,653
CSL	106	8,508
Estia Health	481	2,122

The accompanying notes are an integral part of the financial statements.

87

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Healthscope	1,380	$2,865
Japara Healthcare	1,479	3,194
Mayne Pharma Group *	5,662	6,028
nib holdings	1,904	6,627
Primary Health Care	3,324	8,802
Ramsay Health Care	143	7,088
Regis Healthcare	550	2,141
Sirtex Medical	274	6,219
Sonic Healthcare	782	11,590
		86,750
Industrials — 4.9%
Adelaide Brighton	586	2,312
Amcor	1,027	12,070
Asciano	1,443	9,724
Aurizon Holdings	1,714	5,585
Boral	777	3,819
Brambles	635	6,048
Brickworks	762	8,902
Broadspectrum	1,613	1,822
CIMIC Group	45	1,229
Cleanaway Waste Management	13,187	7,951
Computershare	504	3,889
CSR	1,242	3,242
Downer EDI	500	1,419
DuluxGroup	698	3,409
GWA Group	1,584	2,792
IPH	510	2,693
Macquarie Atlas Roads Group	884	3,285
Monadelphous Group	321	1,867
Orora	2,757	5,554
OzForex Group	249	410
Pact Group Holdings	1,010	3,993
Qube Holdings	952	1,809
SAI Global	666	1,855
Spotless Group Holdings	1,680	1,660
Sydney Airport	1,126	5,852
Transurban Group	691	6,107
		109,298
Oil & Gas — 0.9%
APA Group	656	4,380
Beach Energy	9,814	5,542
Oil Search	635	3,407
Santos	520	1,905
Woodside Petroleum	128	2,768

The accompanying notes are an integral part of the financial statements.

88

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
WorleyParsons	449	$2,395
		20,397
Real Estate Investment Trusts — 3.2%
ALE Property Group	4,117	13,353
BWP Trust	3,116	8,323
Cromwell Property Group	8,949	6,966
Dexus Property Group	547	3,515
Goodman Group	1,361	7,156
GPT Group	1,566	6,011
Growthpoint Properties Australia	3,617	8,916
Investa Office Fund	1,902	6,053
Mirvac Group	1,543	2,202
Scentre Group	1,136	4,066
Shopping Centres Australasia Property Group	2,525	4,509
Westfield	400	3,083
		74,153
Technology — 0.6%
Altium	325	1,525
IRESS	244	2,167
iSentia Group	863	2,391
MYOB Group	584	1,515
Recall Holdings (A)	470	3,049
Technology One	1,267	4,719
		15,366
Telecommunications — 0.3%
Telstra	490	2,004
TPG Telecom	353	2,886
Vocus Communications	130	856
		5,746
Utilities — 1.2%
AGL Energy	554	7,733
AusNet Services	4,604	5,393
DUET Group	1,462	2,510
Origin Energy	285	1,194
Spark Infrastructure Group	5,558	8,780
		25,610
TOTAL AUSTRALIA		724,938
CHINA— 0.6%
Consumer Goods — 0.6%
Pacific Textiles Holdings	10,121	13,047

The accompanying notes are an integral part of the financial statements.

89

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 27.2%
Basic Materials — 0.2%
G-Resources Group	168,250	$3,861
KuangChi Science *	1,283	615
		4,476
Consumer Goods — 5.5%
China Strategic Holdings *	107,394	3,226
First Pacific	4,788	3,037
Global Brands Group Holding *	5,750	682
HengTen Networks Group *	10,684	489
Man Wah Holdings	8,235	9,618
Samsonite International	1,889	6,100
Shenzhou International Group Holdings	1,258	6,519
Stella International Holdings	6,584	16,636
Techtronic Industries	1,459	5,483
Texwinca Holdings	10,165	9,907
Uni-President China Holdings	11,084	10,345
Vitasoy International Holdings	11,002	20,622
Yue Yuen Industrial Holdings	8,197	29,904
		122,568
Consumer Services — 5.7%
Cafe de Coral Holdings	4,527	13,686
Cathay Pacific Airways	4,586	7,331
Chow Sang Sang Holdings International	2,426	3,941
Esprit Holdings	6,076	5,326
Giordano International	4,305	1,948
Great Eagle Holdings	1,900	7,715
Hongkong & Shanghai Hotels	8,675	10,344
Kingston Financial Group	1,974	735
Lifestyle International Holdings	4,725	7,833
L'Occitane International	939	1,811
Luk Fook Holdings International	486	1,109
Melco International Development	777	892
Miramar Hotel & Investment	6,891	12,668
MTR	2,688	13,306
NagaCorp	4,688	3,354
Sa Sa International Holdings	3,564	1,093
Shangri-La Asia	5,453	6,671
Shun Tak Holdings	13,327	4,450
Television Broadcasts	1,082	4,045
Transport International Holdings	7,040	19,149
		127,407

The accompanying notes are an integral part of the financial statements.

90

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.8%
AIA Group	590	$3,552
Bank of East Asia	1,500	5,463
Cheung Kong Property Holdings	235	1,613
China Innovative Finance Group *(A) (B)	25,525	3,034
China LNG Group	107,551	3,813
Chinese Estates Holdings	3,730	9,272
CK Hutchison Holdings	188	2,254
Dah Sing Banking Group	2,667	4,758
Dah Sing Financial Holdings	819	5,612
Far East Consortium International	24,614	8,218
GreaterChina Professional Services	13,735	1,098
Guoco Group	1,640	18,065
Haitong International Securities Group	2,990	1,731
Hang Lung Group	1,076	3,308
Hang Lung Properties	1,482	2,957
Hang Seng Bank	314	5,707
Henderson Land Development	803	5,021
Hong Kong Exchanges and Clearing	50	1,265
Hopewell Holdings	2,993	10,109
Hysan Development	1,235	5,469
Kerry Properties	966	2,634
New World Development	1,334	1,331
Sino Land	2,388	3,762
Sun Hung Kai	9,278	5,442
Sun Hung Kai Properties	216	2,730
Swire Properties	2,045	5,325
Value Partners Group	1,070	1,028
Wharf Holdings	461	2,502
Wheelock	732	3,397
		130,470
Health Care — 0.1%
CSPC Pharmaceutical Group	923	822
Town Health International Medical Group	3,153	593
		1,415
Industrials — 2.7%
AAC Technologies Holdings	116	807
Hopewell Highway Infrastructure	27,399	13,669
Johnson Electric Holdings	6,177	18,275
Kerry Logistics Network	1,717	2,421
NWS Holdings	6,028	9,185
Orient Overseas International	1,337	5,093
SITC International Holdings	13,670	7,402
Swire Pacific, Cl A	351	3,817
		60,669

The accompanying notes are an integral part of the financial statements.

91

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.1%
Brightoil Petroleum Holdings	7,700	$2,452
Hanergy Thin Film Power Group *(A) (B)	29,000	37
		2,489
Real Estate Investment Trusts — 3.0%
Champion	25,485	13,667
Link	2,231	13,561
Prosperity	36,337	14,146
Sunlight Real Estate Investment Trust	21,466	11,318
Yuexiu Real Estate Investment Trust	23,953	13,278
		65,970
Technology — 0.6%
BYD Electronic International	1,083	621
China Goldjoy Group	9,397	1,005
FIH Mobile	10,377	4,454
HKBN	1,708	2,105
VTech Holdings	562	5,811
		13,996
Telecommunications — 1.5%
Hutchison Telecommunications Hong Kong Holdings	35,161	12,329
PCCW	18,404	12,479
SmarTone Telecommunications Holdings	5,631	9,321
		34,129
Utilities — 2.0%
Cheung Kong Infrastructure Holdings	1,810	17,115
CLP Holdings	846	7,825
HK Electric Investments & HK Electric Investments (C)	5,228	4,704
Hong Kong & China Gas	2,802	5,230
Power Assets Holdings	1,046	9,972
		44,846
TOTAL HONG KONG		608,435
NEW ZEALAND— 14.0%
Basic Materials — 0.5%
Nuplex Industries	3,126	11,519
Consumer Services — 0.9%
Air New Zealand	3,771	6,487
SKY Network Television	841	3,134
SKYCITY Entertainment Group	1,176	4,021
Summerset Group Holdings	1,190	3,695
Trade Me Group	1,195	3,810
		21,147
Financials — 0.2%
Stride Property	2,883	4,475

The accompanying notes are an integral part of the financial statements.

92

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 2.3%
a2 Milk *	1,130	$1,399
Ebos Group	1,554	17,342
Fisher & Paykel Healthcare	2,803	17,934
Metlifecare	2,678	9,794
Ryman Healthcare	822	5,133
		51,602
Industrials — 3.3%
Auckland International Airport	6,094	26,207
Fletcher Building	808	4,712
Freightways	464	2,148
Infratil	10,646	24,120
Mainfreight	588	6,739
Port of Tauranga	809	10,584
		74,510
Oil & Gas — 0.2%
Z Energy	721	3,953
Real Estate Investment Trusts — 3.1%
Argosy Property	18,320	15,244
Goodman Property Trust	12,123	11,359
Kiwi Property Group	11,668	12,075
Precinct Properties New Zealand	17,568	15,663
Property for Industry	13,500	15,623
		69,964
Technology — 0.2%
Xero *	328	3,761
Telecommunications — 1.1%
Chorus	5,039	14,094
Spark New Zealand	3,852	9,993
		24,087
Utilities — 2.2%
Contact Energy	3,608	12,816
Genesis Energy	2,941	4,226
Meridian Energy	872	1,616
Mighty River Power	6,802	14,364
Vector	6,980	16,351
		49,373
TOTAL NEW ZEALAND		314,391
SINGAPORE— 25.3%
Consumer Goods — 1.4%
First Resources	2,246	3,183
Golden Agri-Resources	27,361	8,143
Olam International	4,215	5,175
Sinarmas Land	12,020	4,203

The accompanying notes are an integral part of the financial statements.

93

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Wilmar International	3,906	$10,782
		31,486
Consumer Services — 3.1%
Accordia Golf Trust	7,103	3,409
Asian Pay Television Trust	37,078	16,552
ComfortDelGro	3,790	8,150
Dairy Farm International Holdings	717	4,947
Genting Singapore	4,950	3,002
Mandarin Oriental International	5,843	8,764
OUE	5,438	6,757
Singapore Airlines	1,033	8,839
Singapore Press Holdings	929	2,806
SMRT	4,615	5,253
		68,479
Financials — 5.0%
ARA Asset Management	5,406	4,766
CapitaLand	1,400	3,239
City Developments	670	4,157
DBS Group Holdings	252	2,865
Frasers Centrepoint Trust	3,064	3,807
Global Logistic Properties	2,010	2,864
Great Eastern Holdings	240	3,989
Hong Leong Finance	6,504	11,614
Hongkong Land Holdings	1,329	8,440
Keppel	4,199	3,421
Mapletree Industrial Trust	13,165	15,721
Mapletree Logistics Trust	11,847	9,520
Oversea-Chinese Banking	559	3,648
Religare Health Trust	11,287	8,650
Singapore Exchange	837	4,689
Suntec Real Estate Investment Trust	3,934	4,932
United Overseas Bank	258	3,570
UOL Group	824	3,764
Wing Tai Holdings	2,813	3,924
Yanlord Land Group	3,905	3,516
		111,096
Health Care — 1.2%
Haw Par	2,580	17,257
Raffles Medical Group	2,561	8,955
		26,212
Industrials — 3.3%
Jardine Matheson Holdings	70	3,871
Jardine Strategic Holdings	110	3,185
Neptune Orient Lines *	13,054	12,480

The accompanying notes are an integral part of the financial statements.

94

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Noble Group	4,153	$1,421
SATS	1,986	6,058
SIA Engineering	2,262	6,379
Singapore Post	9,631	11,250
Singapore Technologies Engineering	848	2,032
United Engineers	3,407	5,932
Venture	2,386	14,859
Yangzijiang Shipbuilding Holdings	8,084	5,954
		73,421
Oil & Gas — 0.7%
Ezion Holdings	6,090	2,492
Keppel	371	1,491
Sembcorp Industries	5,132	11,034
Sembcorp Marine	1,603	1,992
		17,009
Real Estate Investment Trusts — 9.1%
AIMS AMP Capital Industrial	8,291	8,605
Ascendas Real Estate Investment Trust	4,428	8,105
Ascott Residence Trust	9,212	7,779
Cache Logistics Trust	10,594	6,818
Cambridge Industrial Trust	18,746	7,601
CapitaLand Commercial Trust	4,005	4,261
CapitaLand Mall Trust	3,188	4,910
CapitaLand Retail China Trust	7,003	7,685
First Real Estate Investment Trust	7,794	7,249
Fortune Real Estate Investment Trust	21,462	23,572
Frasers Centrepoint Trust	7,707	11,182
Frasers Commercial Trust	11,247	10,837
Keppel	6,745	5,269
Lippo Malls Indonesia Retail Trust	33,129	8,011
Mapletree Commercial Trust	9,377	10,465
Mapletree Greater China Commercial Trust	11,400	8,736
OUE Hospitality Trust	27,031	13,978
Parkway Life Real Estate Investment Trust	5,301	9,663
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	17,130	7,838
Soilbuild Business Space	23,373	12,173
SPH REIT	18,686	13,277
Starhill Global	14,184	8,231
		206,245
Technology — 0.1%
Silverlake Axis	3,439	1,446
Telecommunications — 0.7%
M1	3,841	7,058
Singapore Telecommunications	1,547	4,443

The accompanying notes are an integral part of the financial statements.

95

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	Shares/Number of Warrants	Value
COMMON STOCK — continued
Telecommunications — continued
StarHub	1,549	$3,815
		15,316
Utilities — 0.7%
Keppel Infrastructure Trust	30,996	11,300
SIIC Environment Holdings *	8,026	4,180
		15,480
TOTAL SINGAPORE		566,190
UNITED STATES— 0.3%
Industrials — 0.3%
Sims Metal Management	836	6,048
TOTAL COMMON STOCK
(Cost $2,326,477)		2,233,049

WARRANTS — 0.0%
Singapore — 0.0%
Ezion Holdings*(A) (B)
0.000%, 04/20/20	1,218	45

TOTAL WARRANTS (Cost $–)		45

TOTAL INVESTMENTS — 99.7%
(Cost $2,326,477)		$2,233,094

Percentages are based on Net Assets of $2,239,408.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2016, was $6,165 and represents 0.3% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2016 was $3,116 and represented 0.1% of Net Assets.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at April 30, 2016 was $4,704 and represents 0.2% of Net Assets.

Cl — Class
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

96

Schedule of Investments	April 30, 2016 (Unaudited)

Global X Scientific Beta Asia ex-Japan ETF

The following is a summary of the level of inputs used as of April 30, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,226,929	$3,049	$3,071	$2,233,049
Warrants	—	45	—	45
Total Investments in Securities	$2,226,929	$3,094	$3,071	$2,233,094

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

97

Schedule of Investments	April 30, 2016 (Unaudited)

Global X YieldCo Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 86.4%
CANADA— 32.7%
Utilities — 32.7%
Brookfield Renewable Energy Partners	15,752	$456,809
Capstone Infrastructure	23,242	90,734
Innergex Renewable Energy	19,664	217,425
Northland Power	21,786	361,940
TransAlta Renewables	31,838	314,669
TOTAL CANADA		1,441,577
GUERNSEY— 4.7%
Financials — 4.7%
Renewables Infrastructure Group	137,491	206,647
SPAIN— 4.7%
Utilities — 4.7%
Saeta Yield	19,431	206,973
UNITED STATES— 44.3%
Financials — 9.2%
NRG Yield, Cl A	26,846	406,180
Oil & Gas — 8.7%
8Point3 Energy Partners, Cl A	10,538	166,184
Pattern Energy Group, Cl A	10,331	216,951
		383,135
Real Estate Investment Trusts — 4.0%
Hannon Armstrong Sustainable Infrastructure Capital	9,121	176,947
Utilities — 22.4%
Abengoa Yield	11,072	199,628
NextEra Energy Partners	16,104	465,246
TerraForm Global, Cl A	42,339	123,206
TerraForm Power, Cl A	18,568	198,306
		986,386
TOTAL UNITED STATES		1,952,648
TOTAL COMMON STOCK
(Cost $4,190,410)		3,807,845

The accompanying notes are an integral part of the financial statements.

98

Schedule of Investments	April 30, 2016 (Unaudited)

Global X YieldCo Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 13.0%
Bluefield Solar Income Fund	73,570	$113,700
Foresight Solar Fund	66,950	94,888
Greencoat UK Wind	120,680	190,043
John Laing Environmental Assets Group	53,210	77,753
NextEnergy Solar Fund	65,970	96,277
TOTAL EXCHANGE TRADED FUNDS
(Cost $585,889)		572,661

TOTAL INVESTMENTS — 99.4%
(Cost $4,776,299)		$4,380,506

Percentages are based on Net Assets of $4,406,237.

Cl — Class

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

99

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
IRELAND— 0.1%
Financials — 0.1%
XL Group, Cl A	40	$1,309
Technology — 0.0%
Seagate Technology	42	914
TOTAL IRELAND		2,223
SWITZERLAND— 0.1%
Industrials — 0.1%
TE Connectivity	52	3,093
UNITED STATES— 99.7%
Basic Materials — 2.3%
Air Products & Chemicals	26	3,793
Airgas	8	1,140
Alcoa	180	2,011
Avery Dennison	12	871
CF Industries Holdings	32	1,058
Dow Chemical	154	8,102
Eastman Chemical	20	1,528
Ecolab	36	4,139
EI du Pont de Nemours	120	7,909
FMC	18	779
Freeport-McMoRan Copper & Gold	172	2,408
International Flavors & Fragrances	10	1,195
International Paper	56	2,423
LyondellBasell Industries, Cl A	48	3,968
Mosaic	48	1,344

The accompanying notes are an integral part of the financial statements.

100

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Newmont Mining	72	$2,518
Nucor	44	2,190
PPG Industries	36	3,974
Praxair	40	4,698
		56,048
Consumer Discretionary — 0.1%
Macy's	42	1,663
PulteGroup	44	809
Under Armour, Cl C *	24	979
		3,451
Consumer Goods — 11.2%
Activision Blizzard	70	2,413
Altria Group	272	17,057
Archer-Daniels-Midland	82	3,275
BorgWarner	30	1,078
Brown-Forman, Cl B	14	1,348
Campbell Soup	24	1,481
Clorox	18	2,254
Coach	38	1,530
Coca-Cola	540	24,193
Coca-Cola Enterprises	28	1,469
Colgate-Palmolive	124	8,794
ConAgra Foods	60	2,674
Constellation Brands, Cl A	24	3,746
Delphi Automotive	38	2,797
DR Horton	46	1,383
Dr Pepper Snapple Group	26	2,364
Electronic Arts *	42	2,598
Estee Lauder, Cl A	30	2,876
Ford Motor	536	7,268
Garmin	16	682
General Mills	82	5,030
General Motors	194	6,169
Genuine Parts	20	1,919
Goodyear Tire & Rubber	36	1,043
Hanesbrands	54	1,568
Harley-Davidson	26	1,244
Harman International Industries	10	768
Hasbro	16	1,354
Hershey	20	1,862
Hormel Foods	38	1,465
JM Smucker	16	2,032
Kellogg	34	2,612
Kimberly-Clark	50	6,260

The accompanying notes are an integral part of the financial statements.

101

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Kraft Heinz	82	$6,402
Leggett & Platt	18	887
Lennar, Cl A	24	1,087
Mattel	46	1,430
McCormick	16	1,500
Mead Johnson Nutrition, Cl A	26	2,266
Michael Kors Holdings *	24	1,240
Mohawk Industries *	8	1,541
Molson Coors Brewing, Cl B	26	2,486
Mondelez International, Cl A	218	9,364
Monsanto	60	5,621
Monster Beverage *	20	2,884
Newell Rubbermaid	62	2,824
NIKE, Cl B	186	10,962
PepsiCo	200	20,593
Philip Morris International	214	20,998
Procter & Gamble	368	29,484
PVH	12	1,147
Ralph Lauren, Cl A	8	746
Reynolds American	114	5,654
Snap-On	14	2,230
Stanley Black & Decker	34	3,805
Tyson Foods, Cl A	40	2,633
Under Armour, Cl A *	24	1,055
VF	46	2,900
Walgreens Boots Alliance	120	9,514
Whirlpool	10	1,741
		277,600
Consumer Services — 14.5%
ADT	38	1,595
Advance Auto Parts	10	1,561
Amazon.com *	54	35,618
American Airlines Group	138	4,787
AmerisourceBergen, Cl A	52	4,425
AutoNation *	10	507
AutoZone *	4	3,061
Bed Bath & Beyond	22	1,039
Best Buy	38	1,219
Cablevision Systems, Cl A	30	1,002
Cardinal Health	88	6,904
CarMax *	26	1,377
Carnival	62	3,041
CBS, Cl B	58	3,243
Chipotle Mexican Grill, Cl A *	4	1,684

The accompanying notes are an integral part of the financial statements.

102

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Comcast, Cl A	334	$20,294
Costco Wholesale	60	8,888
CVS Health	152	15,275
Darden Restaurants	16	996
Delta Air Lines	178	7,418
Discovery Communications, Cl A *	20	546
Discovery Communications, Cl C *	32	857
Dollar General	40	3,276
Dollar Tree *	32	2,551
Dun & Bradstreet	8	883
eBay *	150	3,665
Expedia	16	1,852
Gap	32	742
H&R Block	32	648
Home Depot	174	23,296
Interpublic Group	56	1,285
Kohl's	26	1,152
Kroger	136	4,813
L Brands	36	2,818
Lowe's	126	9,578
Marriott International, Cl A	26	1,822
McDonald's	124	15,685
McKesson	62	10,406
Netflix *	58	5,222
News, Cl A	52	646
News	14	181
Nielsen Holdings	82	4,275
Nordstrom	18	920
Omnicom Group	32	2,655
O'Reilly Automotive *	14	3,678
priceline.com *	6	8,062
Robert Half International	30	1,150
Ross Stores	56	3,180
Royal Caribbean Cruises	24	1,858
Scripps Networks Interactive, Cl A	14	873
Signet Jewelers	10	1,086
Southwest Airlines	146	6,513
Staples	88	898
Starbucks	204	11,471
Starwood Hotels & Resorts Worldwide	24	1,965
Sysco	72	3,317
Target	82	6,519
TEGNA	30	701
Tiffany	16	1,142

The accompanying notes are an integral part of the financial statements.

103

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Time Warner	108	$8,115
Time Warner Cable	38	8,060
TJX	92	6,974
Tractor Supply	18	1,704
TripAdvisor *	16	1,033
Twenty-First Century Fox, Cl A	154	4,660
Twenty-First Century Fox, Cl B	60	1,807
United Continental Holdings *	82	3,756
Urban Outfitters *	12	364
Viacom, Cl B	48	1,963
Wal-Mart Stores	218	14,578
Walt Disney	206	21,271
Whole Foods Market	44	1,280
Wyndham Worldwide	16	1,135
Wynn Resorts	12	1,060
Yum! Brands	56	4,455
		358,336
Financials — 14.7%
Affiliated Managers Group *	8	1,363
Aflac	58	4,000
Allstate	52	3,383
American Express	112	7,328
American International Group	158	8,819
Ameriprise Financial	24	2,302
Aon	38	3,995
Assurant	8	677
Bank of America	1,422	20,704
Bank of New York Mellon	148	5,955
BB&T	112	3,963
Berkshire Hathaway, Cl B *	258	37,533
BlackRock, Cl A	18	6,413
Capital One Financial	72	5,212
CBRE Group, Cl A *	40	1,185
Charles Schwab	166	4,716
Chubb	64	7,543
Cincinnati Financial	20	1,320
Citigroup	406	18,790
Citizens Financial Group	72	1,645
CME Group, Cl A	46	4,228
Comerica	24	1,066
Discover Financial Services	58	3,264
E*TRADE Financial *	38	957
Equifax	28	3,367
Extra Space Storage	18	1,529

The accompanying notes are an integral part of the financial statements.

104

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fifth Third Bancorp	108	$1,977
Franklin Resources	52	1,942
Goldman Sachs Group	54	8,861
Hartford Financial Services Group	54	2,397
Huntington Bancshares	110	1,107
Intercontinental Exchange	16	3,840
Invesco	58	1,799
JPMorgan Chase	506	31,980
KeyCorp	114	1,401
Legg Mason	14	450
Leucadia National	46	767
Lincoln National	34	1,477
Loews	36	1,428
M&T Bank	22	2,603
Marsh & McLennan	72	4,547
Mastercard, Cl A	136	13,191
MetLife	150	6,765
Moody's	24	2,297
Morgan Stanley	210	5,683
Nasdaq	16	987
Navient	48	656
Northern Trust	30	2,132
People's United Financial	42	651
PNC Financial Services Group	68	5,969
Principal Financial Group	38	1,622
Progressive	80	2,608
Prudential Financial	62	4,814
Regions Financial	178	1,670
S&P Global	36	3,847
State Street	56	3,489
SunTrust Banks	70	2,922
Synchrony Financial *	114	3,485
T Rowe Price Group	34	2,560
Torchmark	16	926
Travelers	40	4,396
Unum Group	32	1,095
US Bancorp	224	9,563
Visa, Cl A	266	20,545
Wells Fargo	636	31,786
Western Union	70	1,400
Willis Towers Watson	20	2,498
Zions Bancorporation	28	771
		366,161

The accompanying notes are an integral part of the financial statements.

105

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — 13.6%
AbbVie	434	$26,473
Aetna	94	10,553
Alexion Pharmaceuticals *	60	8,357
Anthem	70	9,854
Baxalta	184	7,719
Baxter International	148	6,545
Biogen Idec *	58	15,949
Boston Scientific *	364	7,979
Celgene *	210	21,716
CR Bard	20	4,243
DaVita HealthCare Partners *	44	3,252
DENTSPLY SIRONA	64	3,814
Edwards Lifesciences *	58	6,160
Eli Lilly	262	19,789
Express Scripts Holding *	170	12,534
Gilead Sciences	368	32,462
Henry Schein *	22	3,711
Humana	40	7,083
Illumina *	40	5,399
Intuitive Surgical *	10	6,264
Laboratory Corp of America Holdings *	28	3,509
Mallinckrodt *	30	1,876
Medtronic	378	29,918
Patterson	22	954
Quest Diagnostics	38	2,856
Regeneron Pharmaceuticals *	22	8,288
St. Jude Medical	76	5,791
Stryker	84	9,157
UnitedHealth Group	256	33,711
Varian Medical Systems *	26	2,111
Vertex Pharmaceuticals *	66	5,566
Waters *	22	2,864
Zimmer Biomet Holdings	48	5,557
Zoetis, Cl A	124	5,832
		337,846
Industrials — 10.6%
3M	138	23,099
Accenture, Cl A	88	9,938
Allegion	22	1,440
Alliance Data Systems *	8	1,626
AMETEK	54	2,597
Amphenol, Cl A	42	2,345
Automatic Data Processing	64	5,660
Ball	20	1,428

The accompanying notes are an integral part of the financial statements.

106

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	134	$10,415
CH Robinson Worldwide	32	2,271
Cintas	20	1,796
CSRA	18	467
CSX	220	5,999
Cummins	38	4,447
Deere	68	5,719
Dover	36	2,365
Eaton	106	6,707
Emerson Electric	148	8,085
Expeditors International of Washington	42	2,084
Fastenal	66	3,088
FedEx	58	9,576
Fidelity National Information Services	38	2,500
Fiserv *	30	2,932
FLIR Systems	20	604
Flowserve	30	1,464
Illinois Tool Works	74	7,735
Ingersoll-Rand	58	3,801
Jacobs Engineering Group *	28	1,248
JB Hunt Transport Services	20	1,658
Johnson Controls	90	3,726
Kansas City Southern	24	2,274
Martin Marietta Materials	8	1,354
Masco	76	2,334
Norfolk Southern	68	6,127
Owens-Illinois *	22	406
PACCAR	80	4,713
Parker-Hannifin	30	3,481
Paychex	44	2,293
PayPal Holdings *	154	6,035
Pentair	42	2,439
Quanta Services *	36	854
Republic Services, Cl A	54	2,542
Rockwell Automation	30	3,404
Roper Technologies	24	4,226
Ryder System	12	827
Sealed Air	26	1,231
Sherwin-Williams	10	2,873
Stericycle *	20	1,911
Teradata *	18	455
Total System Services	24	1,227
Tyco International	98	3,775
Union Pacific	194	16,923

The accompanying notes are an integral part of the financial statements.

107

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Parcel Service, Cl B	158	$16,601
United Rentals *	20	1,339
United Technologies	178	18,578
Verisk Analytics, Cl A *	36	2,793
Vulcan Materials	18	1,937
Waste Management	94	5,526
Westrock	34	1,423
WW Grainger	14	3,283
Xerox	132	1,267
Xylem	40	1,671
		262,942
Oil & Gas — 7.3%
Anadarko Petroleum	70	3,693
Apache	52	2,829
Baker Hughes	60	2,902
Cabot Oil & Gas	64	1,498
Chesapeake Energy	72	495
Chevron	260	26,567
Cimarex Energy	14	1,524
Columbia Pipeline Group	56	1,435
Concho Resources *	18	2,091
ConocoPhillips	170	8,124
Devon Energy	70	2,428
Diamond Offshore Drilling	8	194
EOG Resources	76	6,279
EQT	22	1,542
Exxon Mobil	572	50,564
First Solar *	10	558
FMC Technologies *	32	976
Halliburton	118	4,875
Helmerich & Payne	14	926
Hess	36	2,146
Kinder Morgan	252	4,476
Marathon Oil	116	1,634
Marathon Petroleum	72	2,814
Murphy Oil	22	786
National Oilwell Varco	52	1,874
Newfield Exploration *	28	1,015
Noble Energy	60	2,167
Occidental Petroleum	106	8,125
ONEOK	28	1,012
Phillips 66	64	5,255
Pioneer Natural Resources	22	3,654
Range Resources	24	1,059

The accompanying notes are an integral part of the financial statements.

108

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Schlumberger	192	$15,424
Southwestern Energy *	54	725
Spectra Energy	92	2,877
Tesoro	16	1,275
Transocean	48	532
Valero Energy	64	3,768
Williams	94	1,823
		181,941
Real Estate Investment Trusts — 2.9%
American Tower, Cl A	58	6,083
Apartment Investment & Management, Cl A	22	881
AvalonBay Communities	18	3,182
Boston Properties	22	2,835
Crown Castle International	46	3,996
Equinix	10	3,304
Equity Residential	50	3,404
Essex Property Trust	10	2,205
Federal Realty Investment Trust	10	1,521
General Growth Properties	80	2,242
HCP	64	2,165
Host Hotels & Resorts	104	1,645
Iron Mountain	26	950
Kimco Realty	56	1,575
Macerich	18	1,369
ProLogis	72	3,270
Public Storage	20	4,896
Realty Income	34	2,013
Simon Property Group	42	8,448
SL Green Realty	14	1,471
UDR	36	1,257
Ventas	46	2,858
Vornado Realty Trust	24	2,298
Welltower	48	3,332
Weyerhaeuser	108	3,469
		70,669
Technology — 16.5%
Adobe Systems *	70	6,595
Akamai Technologies *	24	1,224
Alphabet, Cl C *	42	29,106
Alphabet, Cl A *	40	28,315
Analog Devices	44	2,478
Apple	770	72,179
Applied Materials	156	3,193
Autodesk *	32	1,914

The accompanying notes are an integral part of the financial statements.

109

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Technology — continued
Broadcom	52	$7,579
CA	42	1,246
Cerner *	82	4,603
Cisco Systems	698	19,188
Citrix Systems *	22	1,800
Cognizant Technology Solutions, Cl A *	84	4,903
EMC	270	7,050
F5 Networks *	10	1,048
Facebook, Cl A *	318	37,389
Hewlett Packard Enterprise	238	3,965
HP	240	2,945
Intel	656	19,863
International Business Machines	122	17,805
Intuit	36	3,632
Juniper Networks	48	1,123
KLA-Tencor	22	1,539
Lam Research	22	1,681
Linear Technology	34	1,512
Microchip Technology	30	1,458
Micron Technology *	144	1,548
Microsoft	1,098	54,758
Motorola Solutions	22	1,654
NetApp	40	946
NVIDIA	70	2,487
Oracle	438	17,459
Pitney Bowes	44	923
Qorvo *	18	811
QUALCOMM	208	10,508
Red Hat *	26	1,908
salesforce.com *	88	6,670
SanDisk	28	2,104
Skyworks Solutions	26	1,737
Symantec	84	1,398
Texas Instruments	140	7,986
VeriSign *	14	1,210
Western Digital	32	1,308
Xilinx	36	1,551
Yahoo! *	120	4,392
		406,691
Telecommunications — 2.7%
AT&T	846	32,842
CenturyLink	74	2,290
Frontier Communications	160	890
Level 3 Communications *	40	2,090

The accompanying notes are an integral part of the financial statements.

110

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Verizon Communications	560	$28,526
		66,638
Utilities — 3.3%
AES	90	1,005
AGL Resources	16	1,054
Ameren	34	1,632
American Electric Power	68	4,318
American Water Works	24	1,746
CenterPoint Energy	60	1,287
CMS Energy	38	1,546
Consolidated Edison	40	2,984
Dominion Resources	82	5,860
DTE Energy	24	2,140
Duke Energy	94	7,406
Edison International	44	3,111
Entergy	24	1,804
Eversource Energy	44	2,483
Exelon	126	4,421
FirstEnergy	58	1,890
NextEra Energy	64	7,526
NiSource	44	999
NRG Energy	44	664
PG&E	68	3,958
Pinnacle West Capital	16	1,162
PPL	92	3,463
Public Service Enterprise Group	70	3,229
SCANA	20	1,374
Sempra Energy	32	3,307
Southern	126	6,313
TECO Energy	32	889
WEC Energy Group	44	2,561
Xcel Energy	70	2,802
		82,934
TOTAL UNITED STATES		2,471,257

TOTAL INVESTMENTS — 99.9%
(Cost $2,513,211)		$2,476,573

Percentages are based on Net Assets of $2,477,818.

*	Non-income producing security.
‡	Fund commenced operations on April 18, 2016.

Cl — Class
S&P — Standard & Poor's

The accompanying notes are an integral part of the financial statements.

111

Schedule of Investments	April 30, 2016 (Unaudited)

Global X S&P 500® Catholic Values ETF‡

As of April 30, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

112

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$816,154,035	$266,309,374	$3,084,114	$5,314,247
Cost of Repurchase Agreements	34,711,134	14,918,210	—	—
Cost of Foreign Currency	277,505	—	2,716	1,391
Investments, at Value	$770,057,152 *	$281,724,495 *	$3,443,698	$5,563,949
Repurchase Agreements, at Value	34,711,134	14,918,210	—	—
Cash	3,744,756	1,029,201	—	15,380
Foreign Currency, at Value	281,739	—	2,736	1,445
Dividend and Interest Receivable	4,024,401	658,354	4,670	17,811
Receivable for Capital Shares Sold	3,104,522	—	—	—
Reclaim Receivable	419,627	14,812	—	596
Receivable for Investment Securities Sold	—	—	—	239,586
Total Assets	816,343,331	298,345,072	3,451,104	5,838,767
Liabilities:
Obligation to Return Securities Lending Collateral	34,711,134	14,918,210	—	—
Payable for Investment Securities Purchased	3,088,445	—	—	236,754
Payable due to Investment Adviser	359,059	102,897	1,785	2,259
Unrealized Depreciation on Spot Contracts	890	—	1	5
Cash Overdraft	—	—	383	—
Total Liabilities	38,159,528	15,021,107	2,169	239,018
Net Assets	$778,183,803	$283,323,965	$3,448,935	$5,599,749
Net Assets Consist of:
Paid-in Capital	$923,643,147	$322,955,613	$3,884,738	$5,602,368
Distributions in Excess of Net Investment Income	(14,508,623)	(1,820,812)	(43,349)	(53,335)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(84,857,253)	(53,225,957)	(752,077)	(199,075)
Net Unrealized Appreciation (Depreciation) on Investments	(46,096,883)	15,415,121	359,584	249,702
Net Unrealized Appreciation on Foreign Currency Translations	3,415	—	39	89
Net Assets	$778,183,803	$283,323,965	$3,448,935	$5,599,749
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	37,600,000	11,400,000	250,000	400,000
Net Asset Value, Offering and Redemption Price Per Share	$20.70	$24.85	$13.80	$14.00
*Includes Market Value of Securities on Loan	$33,167,707	$14,546,254	$—	$—

The accompanying notes are an integral part of the financial statements.

113

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Assets:
Cost of Investments	$211,527,005	$82,037,504	$6,654,851	$15,049,133
Cost of Repurchase Agreement	10,983,983	1,388,900	—	—
Cost of Foreign Currency	—	2	—	—
Investments, at Value	$204,903,008 *	$60,167,179 *	$6,960,521	$15,278,341
Repurchase Agreement, at Value	10,983,983	1,388,900	—	—
Cash	478,568	—	6,852	10,706
Foreign Currency, at Value	—	2	—	—
Receivable for Capital Shares Sold	1,347,771	—	—	—
Dividend and Interest Receivable	476,138	41,534	—	—
Receivable for Investment Securities Sold	255,841	—	—	—
Total Assets	218,445,309	61,597,615	6,967,373	15,289,047
Liabilities:
Obligation to Return Securities Lending Collateral	10,983,983	1,388,900	—	—
Payable for Investment Securities Purchased	1,346,118	—	—	—
Payable due to Investment Adviser	94,435	32,657	3,934	8,622
Cash Overdraft	—	15,040	—	—
Total Liabilities	12,424,536	1,436,597	3,934	8,622
Net Assets	$206,020,773	$60,161,018	$6,963,439	$15,280,425
Net Assets Consist of:
Paid-in Capital	$232,496,836	$92,968,340	$8,972,982	$17,670,332
Undistributed (Distributions in Excess of) Net Investment Income	(192,332)	(189,626)	30,771	46,256
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(19,659,734)	(10,749,683)	(2,345,984)	(2,665,371)
Net Unrealized Appreciation (Depreciation) on Investments	(6,623,997)	(21,870,325)	305,670	229,208
Net Unrealized Appreciation on Foreign Currency Translations	—	2,312	—	—
Net Assets	$206,020,773	$60,161,018	$6,963,439	$15,280,425
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,250,000	3,200,000	300,000	650,000
Net Asset Value, Offering and Redemption Price Per Share	$13.51	$18.80	$23.21	$23.51
*Includes Market Value of Securities on Loan	$10,685,320	$1,295,332	$—	$—

The accompanying notes are an integral part of the financial statements.

114

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X Permanent ETF	Global X Guru™ Index ETF	Global X Guru™ Activist Index ETF	Global X Guru™ International Index ETF
Assets:
Cost of Investments	$9,170,829	$101,912,537	$1,361,085	$1,340,308
Cost of Repurchase Agreement	—	2,309,955	—	—
Cost of Foreign Currency	3	37	—	—
Investments, at Value	$8,640,501	$95,116,411 *	$1,311,865	$1,308,105
Repurchase Agreement, at Value	—	2,309,955	—	—
Cash	52,181	195,673	2,662	774
Foreign Currency, at Value	3	38	—	—
Dividend and Interest Receivable	33,440	73,197	616	1,653
Reclaim Receivable	178	—	94	1,912
Total Assets	8,726,303	97,695,274	1,315,237	1,312,444
Liabilities:
Payable due to Investment Adviser	3,386	72,987	801	—
Obligation to Return Securities Lending Collateral	—	2,309,955	—	—
Payable due to Administrator	—	—	—	789
Total Liabilities	3,386	2,382,942	801	789
Net Assets	$8,722,917	$95,312,332	$1,314,436	$1,311,655
Net Assets Consist of:
Paid-in Capital	$9,656,001	$133,464,647	$1,753,664	$1,608,860
Undistributed (Distributions in Excess of) Net Investment Income	25,971	190,466	2,935	(5,616)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(428,727)	(31,546,655)	(392,943)	(259,386)
Net Unrealized Depreciation on Investments	(530,328)	(6,796,126)	(49,220)	(32,203)
Net Assets	$8,722,917	$95,312,332	$1,314,436	$1,311,655
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	350,000	4,300,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$24.92	$22.17	$13.14	$13.12
*Includes Market Value of Securities on Loan	$—	$2,219,404	$—	$—

The accompanying notes are an integral part of the financial statements.

115

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF
Assets:
Cost of Investments	$38,924,578	$12,581,400	$12,463,564	$2,326,477
Cost of Foreign Currency	—	12,886	637	97
Investments, at Value	$39,520,305	$12,864,691	$12,964,141	$2,233,094
Cash	35,506	15,282	—	505
Foreign Currency, at Value	—	13,004	646	97
Dividend and Interest Receivable	17,641	37,192	101,761	6,400
Reclaim Receivable	63	10,532	—	—
Total Assets	39,573,515	12,940,701	13,066,548	2,240,096
Liabilities:
Payable due to Investment Adviser	4,203	3,975	3,919	688
Cash Overdraft	—	—	65,530	—
Unrealized Depreciation on Spot Contracts	—	130	12	—
Total Liabilities	4,203	4,105	69,461	688
Net Assets	$39,569,312	$12,936,596	$12,997,087	$2,239,408
Net Assets Consist of:
Paid-in Capital	$38,947,223	$12,657,893	$12,466,734	$2,499,952
Undistributed Net Investment Income	89,134	119,345	78,974	18,199
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(62,772)	(124,766)	(54,844)	(185,371)
Net Unrealized Appreciation (Depreciation) on Investments	595,727	283,291	500,577	(93,383)
Net Unrealized Appreciation on Foreign Currency Translations	—	833	5,646	11
Net Assets	$39,569,312	$12,936,596	$12,997,087	$2,239,408
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,600,000	550,000	500,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$24.73	$23.52	$25.99	$22.39

 The accompanying notes are an integral part of the financial statements.

116

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$4,776,299	$2,513,211
Cost of Foreign Currency	1,587	—
Investments, at Value	$4,380,506	$2,476,573
Cash	15,764	795
Foreign Currency, at Value	1,587	—
Receivable for Investment Securities Sold	7,736	—
Dividend and Interest Receivable	2,572	669
Reclaim Receivable	343	—
Total Assets	4,408,508	2,478,037
Liabilities:
Payable due to Investment Adviser	2,270	219
Unrealized Depreciation on Spot Contracts	1	—
Total Liabilities	2,271	219
Net Assets	$4,406,237	$2,477,818
Net Assets Consist of:
Paid-in Capital	$5,242,065	$2,514,000
Undistributed (Distributions in Excess of) Net Investment Income	(15,003)	448
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(425,089)	8
Net Unrealized Depreciation on Investments	(395,793)	(36,638)
Net Unrealized Appreciation on Foreign Currency Translations	57	—
Net Assets	$4,406,237	$2,477,818
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	400,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$11.02	$24.78

The accompanying notes are an integral part of the financial statements.

117

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Investment Income:
Dividend Income	$22,041,788		$9,176,015		$58,016	$149,482
Interest Income	537		360		—	—
Security Lending Income	603,558		169,153		—	—
Less: Foreign Taxes Withheld	(750,991)		—		(2,635)	(4,928)
Total Investment Income	21,894,892		9,345,528		55,381	144,554
Supervision and Administration Fees(1)	2,199,080		603,202		10,055	10,884
Other Fees	1,679		338		5	6
Total Expenses	2,200,759		603,540		10,060	10,890
Net Investment Income	19,694,133		8,741,988		45,321	133,664
Net Realized Loss on:
Investments	(34,235,864	)(2)	(38,308,503	)(2)	(739,758)	(192,315)
Foreign Currency Transactions	(66,158)		—		(4,398)	(1,837)
Net Realized Loss on Investments and Foreign Currency Transactions	(34,302,022)		(38,308,503)		(744,156)	(194,152)
Net Change in Unrealized Appreciation on:
Investments	37,184,857		36,373,763		829,076	612,361
Foreign Currency Translations	33,401		—		687	76
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	37,218,258		36,373,763		829,763	612,437
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Transactions	2,916,236		(1,934,740)		85,607	418,285
Net Increase in Net Assets Resulting from Operations	$22,610,369		$6,807,248		$130,928	$551,949

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

118

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Investment Income:
Dividend Income	$7,690,399	$109,036	$112,087	$159,250
Interest Income	382	32	11	7
Security Lending Income	84,926	5,431	—	—
Less: Foreign Taxes Withheld	—	(9,624)	—	—
Total Investment Income	7,775,707	104,875	112,098	159,257
Supervision and Administration Fees(1)	597,123	255,423	25,404	47,776
Other Fees	85	–	3	18
Total Expenses	597,208	255,423	25,407	47,794
Net Investment Income (Loss)	7,178,499	(150,548)	86,691	111,463
Net Realized Gain (Loss) on:
Investments (2)	(10,737,940)	249,832	(218,080)	120,765
Foreign Currency Transactions	—	(8,394)	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(10,737,940)	241,438	(218,080)	120,765
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,181,020	(7,109,039)	279,341	44,292
Foreign Currency Translations	—	2,367	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	10,181,020	(7,106,672)	279,341	44,292
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(556,920)	(6,865,234)	61,261	165,057
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,621,579	$(7,015,782)	$147,952	$276,520

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

119

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X Permanent ETF	Global X Guru™ Index ETF		Global X Guru™ Activist Index ETF		Global X Guru™ International Index ETF
Investment Income:
Dividend Income	$31,196	$865,318		$15,151		$12,148
Interest Income	40,838	107		—		1
Security Lending Income	—	39,732		—		—
Less: Foreign Taxes Withheld	(500)	(1,777)		(124)		(1,101)
Total Investment Income	71,534	903,380		15,027		11,048
Supervision and Administration Fees(1)	22,813	531,084		6,418		4,604
Other Fees	–	33		–		5
Total Expenses	22,813	531,117		6,418		4,609
Net Investment Income	48,721	372,263		8,609		6,439
Net Realized Gain (Loss) on:
Investments	32,334 (2)	(16,971,770	)(2)	(124,224	)(2)	(102,733)
Foreign Currency Transactions	(24)	—		—		—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	32,310	(16,971,770)		(124,224)		(102,733)
Net Change in Unrealized Appreciation on:
Investments	326,941	3,158,979		8,303		116,611
Net Change in Unrealized Appreciation on Investments	326,941	3,158,979		8,303		116,611
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	359,251	(13,812,791)		(115,921)		13,878
Net Increase (Decrease) in Net Assets Resulting from Operations	$407,972	$(13,440,528)		$(107,312)		$20,317

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

120

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF
Investment Income:
Dividend Income	$114,540	$155,907	$121,005	$38,984
Less: Foreign Taxes Withheld	(1)	(12,173)	(17,308)	(1,389)
Total Investment Income	114,539	143,734	103,697	37,595
Supervision and Administration Fees(1)	20,433	16,210	16,157	3,961
Other Fees	2	4	–	5
Total Expenses	20,435	16,214	16,157	3,966
Waiver of Supervision and Administration Fees	(5,742)	–	–	–
Net Expenses	14,693	16,214	16,157	3,966
Net Investment Income	99,846	127,520	87,540	33,629
Net Realized Gain (Loss) on:
Investments	(45,627)	(112,168)	(54,926)	(84,337)
Foreign Currency Transactions	—	(3,028)	(28)	404
Net Realized Loss on Investments and Foreign Currency Transactions	(45,627)	(115,196)	(54,954)	(83,933)
Net Change in Unrealized Appreciation on:
Investments	620,358	348,046	502,335	189,296
Foreign Currency Translations	—	839	5,724	42
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	620,358	348,885	508,059	189,338
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	574,731	233,689	453,105	105,405
Net Increase in Net Assets Resulting from Operations	$674,577	$361,209	$540,645	$139,034

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

121

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Global X YieldCo Index ETF		Global X S&P 500® Catholic Values ETF(3)
Investment Income:
Dividend Income	$115,479		$670
Less: Foreign Taxes Withheld	(4,783)		(3)
Total Investment Income	110,696		667
Supervision and Administration Fees(1)	11,536		294
Other Fees	27		—
Total Expenses	11,563		294
Waiver of Supervision and Administration Fees	—		(75)
Net Expenses	11,563		219
Net Investment Income	99,133		448
Net Realized Gain (Loss) on:
Investments	(269,998	)(2)	8
Foreign Currency Transactions	629		—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(269,369)		8
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	491,650		(36,638)
Foreign Currency Translations	57		—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	491,707		(36,638)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	222,338		(36,630)
Net Increase (Decrease) in Net Assets Resulting from Operations	$321,471		$(36,182)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)	The Fund commenced operations on April 18, 2016.

The accompanying notes are an integral part of the financial statements.

122

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)
Operations:
Net Investment Income	$19,694,133	$55,764,634	$8,741,988	$18,390,959
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(34,302,022)	(38,152,069)	(38,308,503)	(14,851,179)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	37,218,258	(115,526,605)	36,373,763	(32,039,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,610,369	(97,914,040)	6,807,248	(28,499,980)
Dividends and Distributions from:
Net Investment Income	(28,564,525)	(63,792,372)	(10,562,800)	(13,048,101)
Net Realized Gains	—	(1,980,385)	—	—
Return of Capital	—	—	—	(7,048,014)
Total Dividends and Distributions	(28,564,525)	(65,772,757)	(10,562,800)	(20,096,115)
Capital Share Transactions:
Issued	6,214,505	105,826,823	47,806,144	113,535,136
Redeemed	(102,742,548)	(99,050,071)	(35,725,252)	(66,655,050)
Increase (Decrease) in Net Assets from Capital Share Transactions	(96,528,043)	6,776,752	12,080,892	46,880,086
Total Increase (Decrease) in Net Assets	(102,482,199)	(156,910,045)	8,325,340	(1,716,009)
Net Assets:
Beginning of Period	880,666,002	1,037,576,047	274,998,625	276,714,634
End of Period	$778,183,803	$880,666,002	$283,323,965	$274,998,625
Distributions in Excess of Net Investment Income	$(14,508,623)	$(5,638,231)	$(1,820,812)	$—
Share Transactions:
Issued	300,000	4,550,000	2,000,000	3,950,000
Redeemed	(5,350,000)	(4,700,000)	(1,500,000)	(2,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,050,000)	(150,000)	500,000	1,550,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

123

Statements of Changes in Net Assets

	Global X SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1) (Audited)	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1) (Audited)
Operations:
Net Investment Income	$45,321	$141,924	$133,664	$115,415
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(744,156)	(12,896)	(194,152)	11,788
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	829,763	(470,140)	612,437	(362,646)
Net Increase (Decrease) in Net Assets Resulting from Operations	130,928	(341,112)	551,949	(235,443)
Dividends and Distributions from:
Net Investment Income	(115,044)	(110,575)	(205,275)	(113,850)
Total Dividends and Distributions	(115,044)	(110,575)	(205,275)	(113,850)
Capital Share Transactions:
Issued	—	3,884,738	1,299,270	4,303,098
Increase in Net Assets from Capital Share Transactions	—	3,884,738	1,299,270	4,303,098
Total Increase in Net Assets	15,884	3,433,051	1,645,944	3,953,805
Net Assets:
Beginning of Period	3,433,051	—	3,953,805	—
End of Period	$3,448,935	$3,433,051	$5,599,749	$3,953,805
Undistributed (Distributions in Excess of) Net Investment Income	$(43,349)	$26,374	$(53,335)	$18,276
Share Transactions:
Issued	—	250,000	100,000	300,000
Net Increase in Shares Outstanding from Share Transactions	—	250,000	100,000	300,000

(1)	The Fund commenced operations on March 16, 2015.

The accompanying notes are an integral part of the financial statements.

124

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X Social Media Index ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)
Operations:
Net Investment Income (Loss)	$7,178,499	$16,395,904	$(150,548)	$43,682
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(10,737,940)	(6,016,791)	241,438	3,402,707
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	10,181,020	(16,410,848)	(7,106,672)	(3,954,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,621,579	(6,031,735)	(7,015,782)	(507,713)
Dividends and Distributions from:
Net Investment Income	(7,638,556)	(16,693,614)	(6,875)	(57,330)
Total Dividends and Distributions	(7,638,556)	(16,693,614)	(6,875)	(57,330)
Capital Share Transactions:
Issued	4,661,484	143,668,838	30,490,956	47,160,234
Redeemed	(33,050,541)	(48,391,387)	(40,452,033)	(95,868,254)
Increase (Decrease) in Net Assets from Capital Share Transactions	(28,389,057)	95,277,451	(9,961,077)	(48,708,020)
Total Increase (Decrease) in Net Assets	(29,406,034)	72,552,102	(16,983,734)	(49,273,063)
Net Assets:
Beginning of Period	235,426,807	162,874,705	77,144,752	126,417,815
End of Period	$206,020,773	$235,426,807	$60,161,018	$77,144,752
Undistributed (Distributions in Excess of) Net Investment Income	$(192,332)	$267,725	$(189,626)	$(32,203)
Share Transactions:
Issued	350,000	9,850,000	1,500,000	2,500,000
Redeemed	(2,550,000)	(3,450,000)	(2,300,000)	(5,050,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,200,000)	6,400,000	(800,000)	(2,550,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

125

Statements of Changes in Net Assets

	Global X | JPMorgan Efficiente Index ETF		Global X | JPMorgan US Sector Rotator Index ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)
Operations:
Net Investment Income	$86,691	$234,522	$111,463	$164,481
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(218,080)	(1,998,124)	120,765	(2,764,955)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	279,341	(28,134)	44,292	149,664
Net Increase (Decrease) in Net Assets Resulting from Operations	147,952	(1,791,736)	276,520	(2,450,810)
Dividends and Distributions from:
Net Investment Income	(312,783)	(15,956)	(197,183)	(32,505)
Net Realized Gains	—	—	—	(3,065)
Total Dividends and Distributions	(312,783)	(15,956)	(197,183)	(35,570)
Capital Share Transactions:
Issued	1,121,897	23,733,266	2,227,237	28,365,035
Redeemed	(2,296,047)	(16,172,237)	(1,153,438)	(14,292,683)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,174,150)	7,561,029	1,073,799	14,072,352
Total Increase (Decrease) in Net Assets	(1,338,981)	5,753,337	1,153,136	11,585,972
Net Assets:
Beginning of Period	8,302,420	2,549,083	14,127,289	2,541,317
End of Period	$6,963,439	$8,302,420	$15,280,425	$14,127,289
Undistributed Net Investment Income	$30,771	$256,863	$46,256	$131,976
Share Transactions:
Issued	50,000	900,000	100,000	1,100,000
Redeemed	(100,000)	(650,000)	(50,000)	(600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	250,000	50,000	500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

126

Statements of Changes in Net Assets

	Global X Permanent ETF		Global X Guru™ Index ETF
	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)
Operations:
Net Investment Income	$48,721	$104,740	$372,263	$1,193,648
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	32,310	36,454	(16,971,770)	10,809,860
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	326,941	(97,856)	3,158,979	(28,388,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	407,972	43,338	(13,440,528)	(16,384,907)
Dividends and Distributions from:
Net Investment Income	(114,717)	(105,609)	(760,456)	(4,215,674)
Total Dividends and Distributions	(114,717)	(105,609)	(760,456)	(4,215,674)
Capital Share Transactions:
Issued	—	3,655,316	2,087,511	11,909,461
Redeemed	(2,344,052)	(1,258,291)	(77,079,049)	(243,390,062)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,344,052)	2,397,025	(74,991,538)	(231,480,601)
Total Increase (Decrease) in Net Assets	(2,050,797)	2,334,754	(89,192,522)	(252,081,182)
Net Assets:
Beginning of Period	10,773,714	8,438,960	184,504,854	436,586,036
End of Period	$8,722,917	$10,773,714	$95,312,332	$184,504,854
Undistributed Net Investment Income	$25,971	$91,967	$190,466	$578,659
Share Transactions:
Issued	—	150,000	100,000	450,000
Redeemed	(100,000)	(50,000)	(3,500,000)	(9,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	100,000	(3,400,000)	(8,900,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

127

Statements of Changes in Net Assets

	Global X Guru™ Activist Index ETF			Global X Guru™ International Index ETF
	Period Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(1) (Audited)	Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015 (Audited)
Operations:
Net Investment Income	$8,609		$11,721	$6,439	$15,468
Net Realized Loss on Investments	(124,224	)(2)	(268,719)	(102,733)	(92,603	)(2)
Net Change in Unrealized Appreciation (Depreciation) on	8,303		(57,523)	116,611	(177,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	(107,312)		(314,521)	20,317	(254,616)
Dividends and Distributions from:
Net Investment Income	(17,395)		—	(21,629)	(16,359)
Total Dividends and Distributions	(17,395)		—	(21,629)	(16,359)
Capital Share Transactions:
Issued	—		2,997,667	—	—
Redeemed	(1,244,003)		—	—	(759,471)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,244,003)		2,997,667	—	(759,471)
Total Increase (Decrease) in Net Assets	(1,368,710)		2,683,146	(1,312)	(1,030,446)
Net Assets:
Beginning of Period	2,683,146		—	1,312,967	2,343,413
End of Period	$1,314,436		$2,683,146	$1,311,655	$1,312,967
Undistributed (Distributions in Excess of) Net Investment Income	$2,935		$11,721	$(5,616)	$9,574
Share Transactions:
Issued	—		200,000	—	—
Redeemed	(100,000)		—	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		200,000	—	(50,000)

(1)	The Fund commenced operations on April 28, 2015.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

128

Statements of Changes in Net Assets

	Global X Scientific Beta US ETF		Global X Scientific Beta Europe ETF
	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1) (Audited)	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1) (Audited)
Operations:
Net Investment Income	$99,846	$17,850	$127,520	$25,313
Net Realized Loss on Investments and Foreign Currency Transactions	(45,627)	(16,707)	(115,196)	(8,762)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	620,358	(24,631)	348,885	(64,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	674,577	(23,488)	361,209	(48,210)
Dividends and Distributions from:
Net Investment Income	(29,000)	—	(34,296)	—
Total Dividends and Distributions	(29,000)	—	(34,296)	—
Capital Share Transactions:
Issued	36,457,223	2,490,000	10,168,893	2,489,000
Increase in Net Assets from Capital Share Transactions	36,457,223	2,490,000	10,168,893	2,489,000
Total Increase in Net Assets	37,102,800	2,466,512	10,495,806	2,440,790
Net Assets:
Beginning of Period	2,466,512	—	2,440,790	—
End of Period	$39,569,312	$2,466,512	$12,936,596	$2,440,790
Undistributed Net Investment Income	$89,134	$18,288	$119,345	$26,121
Share Transactions:
Issued	1,500,000	100,000	450,000	100,000
Net Increase in Shares Outstanding from Share Transactions	1,500,000	100,000	450,000	100,000

(1)	The Fund commenced operations on May 12, 2015.

The accompanying notes are an integral part of the financial statements.

129

Statements of Changes in Net Assets

	Global X Scientific Beta Japan ETF		Global X Scientific Beta Asia ex-Japan ETF
	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1) (Audited)	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1) (Audited)
Operations:
Net Investment Income	$87,540	$11,905	$33,629	$43,448
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(54,954)	1,472	(83,933)	(97,899)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	508,059	(1,836)	189,338	(282,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	540,645	11,541	139,034	(337,161)
Dividends and Distributions from:
Net Investment Income	(20,668)	—	(62,417)	—
Net Realized Gains	(1,165)	—	—	—
Total Dividends and Distributions	(21,833)	—	(62,417)	—
Capital Share Transactions:
Issued	9,959,734	2,507,000	—	2,499,952
Increase in Net Assets from Capital Share Transactions	9,959,734	2,507,000	—	2,499,952
Total Increase in Net Assets	10,478,546	2,518,541	76,617	2,162,791
Net Assets:
Beginning of Period	2,518,541	—	2,162,791	—
End of Period	$12,997,087	$2,518,541	$2,239,408	$2,162,791
Undistributed Net Investment Income	$78,974	$12,102	$18,199	$46,987
Share Transactions:
Issued	400,000	100,000	—	100,000
Net Increase in Shares Outstanding from Share Transactions	400,000	100,000	—	100,000

(1)	The Fund commenced operations on May 12, 2015.

The accompanying notes are an integral part of the financial statements.

130

Statements of Changes in Net Assets

	Global X YieldCo Index ETF			Global X S&P 500® Catholic Values ETF
	Period Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(1) (Audited)	Period Ended April 30, 2016(2) (Unaudited)
Operations:
Net Investment Income	$99,133		$50,554	$448
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(269,369	)(3)	(161,801)	8
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	491,707		(887,443)	(36,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	321,471		(998,690)	(36,182)
Dividends and Distributions from:
Net Investment Income	(124,859)		(33,750)	—
Total Dividends and Distributions	(124,859)		(33,750)	—
Capital Share Transactions:
Issued	1,973,895		4,351,749	2,514,000
Redeemed	(1,083,579)		—	—
Increase in Net Assets from Capital Share Transactions	890,316		4,351,749	2,514,000
Total Increase in Net Assets	1,086,928		3,319,309	2,477,818
Net Assets:
Beginning of Period	3,319,309		—	—
End of Period	$4,406,237		$3,319,309	$2,477,818
Undistributed (Distributions in Excess of) Net Investment Income	$(15,003)		$10,723	$448
Share Transactions:
Issued	200,000		300,000	100,000
Redeemed	(100,000)		—	—
Net Increase in Shares Outstanding from Share Transactions	100,000		300,000	100,000

(1)	The Fund commenced operations on May 27, 2015.
(2)	The Fund commenced operations on April 18, 2016.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

131

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2016(Unaudited)	20.65	0.50	0.27	0.77	(0.72)	—	—	(0.72)	20.70	4.00	778,184	0.58	†	5.20	†	26.59
2015	24.24	1.26	(3.36)	(2.10)	(1.44)	(0.05)	—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12
2014	23.74	1.40	0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
2013	21.86	1.34	2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
2012	21.76	1.62	0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
2011(1)	24.70	0.64	(3.02)	(2.38)	(0.56)	—	—	(0.56)	21.76	(9.56)	29,372	0.58	†	7.22	†	4.58
Global X SuperDividend® U.S. ETF
2016(Unaudited)	25.23	0.78	(0.22)	0.56	(0.94)	—	—	(0.94)	24.85	2.37	283,324	0.45	†	6.53	†	49.90
2015	29.60	1.71	(4.19)	(2.48)	(1.23)	—	(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51
2014	25.94	1.78	3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
2013(2)	25.15	0.98	0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X SuperDividend® Emerging Markets ETF
2016(Unaudited)	13.73	0.18	0.35	0.53	(0.46)	—	—	(0.46)	13.80	4.27	3,449	0.65	†	2.93	†	65.48
2015(3)	14.90	0.66	(1.34)	(0.68)	(0.49)	—	—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25
Global X SuperDividend® REIT ETF
2016(Unaudited)	13.18	0.41	1.06	1.47	(0.65)	—	—	(0.65)	14.00	11.73	5,600	0.52	†	6.39	†	41.94
2015(3)	15.12	0.63	(1.95)	(1.32)	(0.62)	—	—	(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45
Global X SuperIncome™ Preferred ETF
2016(Unaudited)	13.49	0.45	0.05 ^^	0.50	(0.48)	—	—	(0.48)	13.51	3.83	206,021	0.58	†	6.98	†	13.30
2015	14.74	0.95	(1.21)	(0.26)	(0.99)	—	—	(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54
2014	14.81	1.01	(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
2013^	14.65	0.31	0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58	†	6.34	†	61.86
2013(4)	15.02	1.13	(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98
Global X Social Media Index ETF
2016(Unaudited)	19.29	(0.04)	(0.45)	(0.49)	— (8)	—	—	— (8)	18.80	(2.53)	60,161	0.65	†	(0.38	)†	6.89
2015	19.30	0.01	(0.01)	—	(0.01)	—	—	(0.01)	19.29	0.00	77,145	0.65		0.04		26.51
2014	19.38	—	(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
2013	12.83	—	6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(5)	14.93	0.12	(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78
Global X | JPMorgan Efficiente Index ETF
2016(Unaudited)	23.72	0.27	0.26	0.53	(1.04)	—	—	(1.04)	23.21	2.42	6,963	0.69	†	2.36	†	248.25
2015	25.49	0.43	(2.04)	(1.61)	(0.16)	—	—	(0.16)	23.72	(6.37)	8,302	0.69		1.70		311.58
2014(6)	24.95	—	0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—
Global X | JPMorgan US Sector Rotator Index ETF
2016(Unaudited)	23.55	0.18	0.14	0.32	(0.36)	—	—	(0.36)	23.51	1.39	15,280	0.69	†	1.61	†	439.85
2015	25.41	0.20	(1.94)	(1.74)	(0.11)	(0.01)	—	(0.12)	23.55	(6.90)	14,127	0.69		0.82		907.92
2014(6)	25.03	—	0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35
Global X Permanent ETF
2016(Unaudited)	23.94	0.12	1.11	1.23	(0.25)	—	—	(0.25)	24.92	5.24	8,723	0.48	†	1.03	†	—
2015	24.11	0.25	(0.19)	0.06	(0.23)	—	—	(0.23)	23.94	0.25	10,774	0.48		1.03		31.10
2014	24.13	0.24	0.18	0.42	(0.36)	(0.08)	—	(0.44)	24.11	1.84	8,439	0.48		1.02		24.63
2013^	23.15	0.07	0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.90	†	3.08
2013	24.77	0.25	(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,048	0.48		0.98		44.44
2012(7)	25.04	0.09	(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.92	†	14.89

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
†† ^

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X SuperIncome™ Preferred ETF and Global X Permanent ETF each changed their fiscal year end to October 31.

^^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on March 11, 2013.
(3)	The Fund commenced operations on March 16, 2015.
(4)	The Fund commenced operations on July 16, 2012.
(5)	The Fund commenced operations on November 14, 2011.
(6)	The Fund commenced operations on October 22, 2014.
(7)	The Fund commenced operations on February 7, 2012.
(8)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

132

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Guru™ Index ETF
2016(Unaudited)	23.96	0.06	(1.74)	(1.68)	(0.11)	—	(0.11)	22.17	(7.04)	95,312	0.75	†	0.53	†	58.64
2015	26.30	0.10	(2.16)	(2.06)	(0.28)	—	(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71
2014	23.99	0.22	2.12	2.34	(0.03)	—	(0.03)	26.30	9.76	436,586	0.75		0.88		128.37
2013^	20.68	0.01	3.30	3.31	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89
2013	15.83	0.17	5.66	5.83	(0.20)	(0.78)	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
2012(1)	14.96	0.02	0.85	0.87	—	—	—	15.83	5.82	5,539	0.75	†	1.90	†	1.90
Global X Guru™ Activist Index ETF
2016(Unaudited)	13.42	0.06	(0.22)	(0.16)	(0.12)	—	(0.12)	13.14	(1.21)	1,314	0.75	†	1.01	†	42.47
2015(2)	15.05	0.06	(1.69)	(1.63)	—	—	—	13.42	(10.83)	2,683	0.75	†	0.84	†	50.29
Global X Guru™ International Index ETF
2016(Unaudited)	13.13	0.06	0.15	0.21	(0.22)	—	(0.22)	13.12	1.62	1,312	0.75	†	1.05	†	52.50
2015	15.62	0.12	(2.50)	(2.38)	(0.11)	—	(0.11)	13.13	(15.31)	1,313	0.75		0.85		118.14
2014(3)	14.83	0.09	0.70	0.79	—	—	—	15.62	5.33	2,343	0.75	†	0.89	†	62.71
Global X Scientific Beta US ETF
2016(Unaudited)	24.67	0.20	0.15	0.35	(0.29)	—	(0.29)	24.73	1.43	39,569	0.25	†@	1.71		8.67
2015(4)	24.90	0.18	(0.41)	(0.23)	—	—	—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90
Global X Scientific Beta Europe ETF
2016(Unaudited)	24.41	0.33	(0.88)^^	(0.55)	(0.34)	—	(0.34)	23.52	(2.26)	12,937	0.38	†	2.99	†	19.85
2015(4)	24.89	0.25	(0.73)	(0.48)	—	—	—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53
Global X Scientific Beta Japan ETF
2016(Unaudited)	25.19	0.25	0.77	1.02	(0.21)	(0.01)	(0.22)	25.99	4.07	12,997	0.38	†	2.06	†	12.49
2015(4)	25.07	0.12	—	0.12	—	—	—	25.19	0.48	2,519	0.38	†	1.02	†	20.31
Global X Scientific Beta Asia ex-Japan ETF
2016(Unaudited)	21.63	0.34	1.04	1.38	(0.62)	—	(0.62)	22.39	6.58	2,239	0.38	†	3.23	†	12.89
2015(4)	24.89	0.44	(3.70)	(3.26)	—	—	—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21
Global X YieldCo Index ETF
2016(Unaudited)	11.06	0.28	0.06	0.34	(0.38)	—	(0.38)	11.02	3.32	4,406	0.65	†	5.59	†	17.36
2015(5)	15.19	0.20	(4.19)	(3.99)	(0.14)	—	(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97
Global X S&P 500® Catholic Values ETF
2016(6)(Unaudited)	25.14	—	(0.36)	(0.36)	—	—	—	24.78	(1.43)	2,478	0.29	†@	0.59	†	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.35% and 0.39%, respectively.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF) changed its fiscal year end to October 31.
^^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	The Fund commenced operations on June 4, 2012.
(2)	The Fund commenced operations on April 28, 2015.
(3)	The Fund commenced operations on March 10, 2014.
(4)	The Fund commenced operations on May 12, 2015.
(5)	The Fund commenced operations on May 27, 2015.
(6)	The Fund commenced operationson April 18, 2016.

 Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

133

Notes to Financial Statements
April 30, 2016 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2016, the Trust had one hundred seven portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, Global X Permanent ETF, Global X Guru™ Index ETF, Global X Guru™ Activist Index ETF, Global X Guru™ International Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X YieldCo Index ETF, and Global X S&P 500® Catholic Values ETF (each a “Fund” collectively, the “Funds”). Each Fund has elected non-diversification status.

The Global X S&P 500® Catholic Values ETF commenced operations on April 18, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – Certain funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

134

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MASTER LIMITED PARTNERSHIPS (“MLPs”) (concluded)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their

135

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2016, there were $708,513, $28,427 and $6,165 of fair valued securities in the Global X SuperDividend® ETF, Global X SuperDividend® Emerging Markets ETF and Global X Scientific Beta Asia ex-Japan ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended April 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

136

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At April 30, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Global X SuperDividend® ETF
Barclays Bank	$33,000,000	$33,000,000	$-	$-
Deutsche Bank	1,711,134	1,711,134	-	-
Global X SuperDividend® U.S. ETF
Barclays Bank	13,000,000	13,000,000	-	-
Deutsche Bank	1,918,210	1,918,210	-	-
Global X SuperIncome™ Preferred ETF
Barclays Bank	9,000,000	9,000,000	-	-
Deutsche Bank	1,983,983	1,983,983	-	-
Global X Social Media Index ETF
Deutsche Bank	1,388,900	1,388,900	-	-
Global X Guru™ Index ETF
Deutsche Bank	2,309,955	2,309,955	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

137

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

138

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from real estate investment trust (“REIT”) investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at April 30,
	Creation Unit Shares	Fee	2016	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,800	$1,035,000	$3,800
Global X SuperDividend® U.S. ETF	50,000	750	1,242,500	750
Global X SuperDividend® Emerging Markets ETF	50,000	3,000	690,000	3,000
Global X SuperDividend® REIT ETF	50,000	750	700,000	750
Global X SuperIncome™ Preferred ETF	50,000	500	675,500	500
Global X Social Media Index ETF	50,000	1,000	940,000	1,000
Global X | JPMorgan Efficiente Index ETF	50,000	500	1,160,500	500
Global X | JPMorgan US Sector Rotator Index ETF	50,000	500	1,175,500	500
Global X Permanent ETF	50,000	1,000	1,246,000	1,000
Global X Guru™ Index ETF	50,000	750	1,108,500	750
Global X Guru™ Activist Index ETF	50,000	750	657,000	750
Global X Guru™ International Index ETF	50,000	750	656,000	750
Global X Scientific Beta US ETF	50,000	2,500	1,236,500	2,500
Global X Scientific Beta Europe ETF	50,000	10,500	1,176,000	10,500
Global X Scientific Beta Japan ETF	50,000	5,500	1,299,500	5,500
Global X Scientific Beta Asia ex-Japan ETF	50,000	11,000	1,119,500	11,000
Global X YieldCo Index ETF	50,000	500	551,000	500
Global X S&P 500® Catholic Values ETF	50,000	2,300	1,239,000	2,300

139

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan US Sector Rotator Index ETF	0.69%
Global X Permanent ETF	0.48%
Global X GuruTM Index ETF	0.75%
Global X GuruTM Activist Index ETF	0.75%
Global X GuruTM International Index ETF	0.75%
Global X Scientific Beta US ETF*	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X YieldCo Index ETF	0.65%
Global X S&P 500® Catholic Values ETF**	0.29%

140

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

* Effective March 1, 2016, pursuant to an expense limitation agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Scientific Beta US ETF (the “Fund) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.19% of the Fund’s average daily net assets per year until at least March 1, 2017. The Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser.

** Pursuant to an expense limitation agreement, the Adviser has contractually agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X S&P 500® Catholic Values ETF (the “Fund) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2017. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.29% during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a distribution agreement. Under the distribution agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

141

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend® ETF	$205,234,378	$212,237,072
Global X SuperDividend® U.S. ETF	136,183,816	142,921,931
Global X SuperDividend® Emerging Markets ETF	2,072,824	2,141,227
Global X SuperDividend® REIT ETF	1,791,313	1,832,885
Global X SuperIncome™ Preferred ETF	27,850,395	28,524,000
Global X Social Media Index ETF	5,495,720	6,057,345
Global X | JPMorgan Efficiente Index ETF	18,292,744	18,519,990
Global X | JPMorgan US Sector Rotator Index ETF	61,352,984	61,433,058
Global X Permanent ETF	-	14,506
Global X Guru™ Index ETF	82,694,034	82,817,492
Global X Guru™ Activist Index ETF	741,866	750,560
Global X Guru™ International Index ETF	658,292	672,650
Global X Scientific Beta US ETF	1,211,193	1,167,182
Global X Scientific Beta Europe ETF	1,610,751	1,685,146
Global X Scientific Beta Japan ETF	1,041,446	1,009,002
Global X Scientific Beta Asia ex-Japan ETF	272,226	300,623
Global X YieldCo Index ETF	626,819	844,973
Global X S&P 500® Catholic Values ETF	-	461

For the period ended April 30, 2016, the purchases and sales of long-term U.S. Government securities were:

		Sales and
	Purchases	Maturities
Global X Permanent ETF	$-	$1,085,937

142

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the periods ended April 30, 2016 in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$6,088,688	$100,776,316	$101,510
Global X SuperDividend® U.S. ETF	47,781,818	29,176,876	2,734,173
Global X SuperDividend® Emerging Markets ETF	-	-	-
Global X SuperDividend® REIT ETF	1,299,594	-	-
Global X SuperIncome™ Preferred ETF	4,663,558	33,003,074	(2,067,492)
Global X Social Media Index ETF	30,191,803	40,038,426	373,699
Global X | JPMorgan Efficiente Index ETF	1,122,106	2,290,750	7,626
Global X | JPMorgan US Sector Rotator Index ETF	2,227,758	1,153,611	(29,197)
Global X Permanent ETF	-	1,107,409	9,615
Global X Guru™ Index ETF	2,092,546	77,053,021	(440,611)
Global X Guru™ Activist Index ETF	-	1,242,332	(95,155)
Global X Guru™ International Index ETF	-	-	-
Global X Scientific Beta US ETF	36,446,766	-	-
Global X Scientific Beta Europe ETF	10,270,697	-	-
Global X Scientific Beta Japan ETF	9,969,557	-	-
Global X Scientific Beta Asia ex-Japan ETF	-	-	-
Global X YieldCo Index ETF	1,971,718	911,080	29,597
Global X S&P 500® Catholic Values ETF	2,513,664	-	-

For the year or periods ended October 31, 2015, in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$101,430,555	$95,779,030	$7,033,898
Global X SuperDividend® U.S. ETF	113,364,881	51,541,836	5,510,557
Global X SuperDividend® Emerging Markets ETF	2,727,482	-	-
Global X SuperDividend® REIT ETF	4,298,312	-	-
Global X SuperIncome™ Preferred ETF	143,517,095	48,396,514	598,502
Global X Social Media Index ETF	45,438,519	94,218,207	7,918,432
Global X | JPMorgan Efficiente Index ETF	23,753,014	16,203,931	95,084
Global X | JPMorgan US Sector Rotator Index ETF	28,317,222	14,354,708	21,181
Global X Permanent ETF	1,731,998	597,499	80,850
Global X Guru™ Index ETF	11,925,032	243,540,847	17,920,882
Global X Guru™ Activist Index ETF	2,997,065	-	-
Global X Guru™ International Index ETF	-	758,840	34,757
Global X Scientific Beta US ETF	2,489,675	-	-
Global X Scientific Beta Europe ETF	2,481,275	-	-
Global X Scientific Beta Japan ETF	2,496,883	-	-
Global X Scientific Beta Asia ex-Japan ETF	1,903,496	-	-
Global X YieldCo Index ETF	4,344,899	-	-

143

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended October 31, 2015 and October 31, 2014 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® ETF
2015	$63,792,396	$1,980,361	$–	$65,772,757
2014	55,528,000	–	–	55,528,000
Global X SuperDividend® U.S. ETF
2015	$13,048,101	$–	$7,048,014	$20,096,115
2014	5,177,061	–	617,714	5,794,775
Global X SuperDividend® Emerging Markets ETF
2015	$110,575	$–	$–	$110,575
Global X SuperDividend® REIT ETF
2015	$113,850	$–	$–	$113,850
Global X SuperIncome™ Preferred ETF
2015	$16,693,614	$–	$–	$16,693,614
2014	6,808,392	–	–	6,808,392
Global X Social Media Index ETF
2015	$57,330	$–	$–	$57,330
2014	1,764	–	–	1,764
Global X | JPMorgan Efficiente Index ETF
2015	$15,956	$–	$–	$15,956
2014	–	–	–	–
Global X | JPMorgan US Sector Rotator Index ETF
2015	$35,570	$–	$–	$35,570
2014	–	–	–	–
Global X Permanent ETF
2015	$105,609	$–	$–	$105,609
2014	217,578	47,821	–	265,399
Global X Guru™ Index ETF
2015	$4,215,674	$–	$–	$4,215,674
2014	424,270	50,647	–	474,917
Global X Guru™ International Index ETF
2015	$16,359	$–	$–	$16,359
2014	–	–	–	–
Global X YieldCo Index ETF
2015	$33,750	$–	$–	$33,750

144

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

5. TAX INFORMATION (continued)

As of October 31, 2015, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF
Undistributed Ordinary Income	$3,773,985	$—	$48,776	$24,015	$542,070
Capital Loss Carryforwards	(43,826,894)	(17,160,697)	(6,022)	(321)	(7,792,207)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(99,452,280)	(18,715,399)	(494,439)	(372,987)	(17,744,104)
Other Temporary Differences	1	—	(2)	—	(464,845)
Total Distributable Earnings	$(139,505,188)	$(35,876,096)	$(451,687)	$(349,293)	$(25,459,086)

	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF	Global X Guru™ Index ETF
Undistributed Ordinary Income	$6,657	$256,863	$131,977	$91,966	$578,657
Capital Loss Carryforwards	(8,366,075)	(2,118,785)	(2,519,657)	(427,671)	(14,096,223)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(17,425,251)	17,210	(81,564)	(890,634)	(10,433,765)
Other Temporary Differences	4	—	—	—	—
Total Distributable Earnings	$(25,784,665)	$(1,844,712)	$(2,469,244)	$(1,226,339)	$(23,951,331)

	Global X Guru™ Activist Index ETF	Global X Guru™ International Index ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF
Undistributed Ordinary Income	$11,721	$18,012	$18,289	$31,100
Capital Loss Carryforwards	(214,336)	(150,303)	(16,868)	(9,104)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(111,906)	(163,602)	(24,908)	(70,206)
Other Temporary Differences	—	—	(1)	—
Total Distributable Earnings	$(314,521)	$(295,893)	$(23,488)	$(48,210)

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF
Undistributed Ordinary Income	$18,478	$51,090	$12,245
Capital Loss Carryforwards	—	(100,432)	(151,516)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,938)	(287,820)	(893,169)
Other Temporary Differences	1	1	—
Total Distributable Earnings	$11,541	$(337,161)	$(1,032,440)

145

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® ETF	$20,935,291	$22,891,603	$43,826,894
Global X SuperDividend® U.S. ETF	17,160,697	-	17,160,697
Global X SuperDividend® Emerging Markets ETF	6,022	-	6,022
Global X SuperDividend® REIT ETF	321	-	321
Global X SuperIncomeTM Preferred ETF	5,202,365	2,589,842	7,792,207
Global X Social Media Index ETF	4,255,564	4,110,511	8,366,075
Global X JPMorgan Efficiente Index ETF	2,118,785	-	2,118,785
Global X JPMorgan US Sector Rotator Index ETF	2,519,657	-	2,519,657
Global X Permanent ETF	392,694	34,977	427,671
Global X GuruTM Index ETF	14,096,223	-	14,096,223
Global X GuruTM Activist Index ETF	214,336	-	214,336
Global X GuruTM International Index ETF	148,934	1,369	150,303
Global X Scientific Beta US ETF	16,868	-	16,868
Global X Scientific Beta Europe ETF	9,104	-	9,104
Global X Scientific Beta Asia ex-Japan ETF	100,432	-	100,432
Global X YieldCo Index ETF	151,516	-	151,516

During the year ended October 31, 2015 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X SuperDividend® U.S. ETF	$428,615
Global X Social Media Index ETF	188,749
Global X GuruTM Index ETF	3,586,223

146

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2016 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$850,865,169	$57,437,121	$(103,534,004)	$(46,096,883)
Global X SuperDividend® U.S. ETF	281,227,584	24,994,105	(9,578,984)	15,415,121
Global X SuperDividend® Emerging Markets ETF	3,084,114	519,021	(159,437)	359,584
Global X SuperDividend® REIT ETF	5,314,247	365,478	(115,776)	249,702
Global X SuperIncome™ Preferred ETF	222,510,988	3,179,697	(9,803,694)	(6,623,997)
Global X Social Media Index ETF	83,426,404	3,474,124	(25,344,449)	(21,870,325)
Global X | JPMorgan Efficiente Index ETF	6,654,851	305,670	–	305,670
Global X | JPMorgan US Sector Rotator Index ETF	15,049,133	541,685	(312,477)	229,208
Global X Permanent ETF	9,170,829	450,741	(981,069)	(530,328)
Global X Guru™ Index ETF	104,222,492	5,059,587	(11,855,713)	(6,796,126)
Global X Guru™ Activist Index ETF	1,361,085	85,111	(134,331)	(49,220)
Global X Guru™ International Index ETF	1,340,308	117,958	(150,161)	(32,203)
Global X Scientific Beta US ETF	38,924,578	1,204,859	(609,132)	595,727
Global X Scientific Beta Europe ETF	12,581,400	730,531	(447,240)	283,291
Global X Scientific Beta Japan ETF	12,463,564	984,752	(484,175)	500,577
Global X Scientific Beta Asia ex-Japan ETF	2,326,477	134,982	(228,365)	(93,383)
Global X YieldCo Index ETF	4,776,298	246,564	(642,357)	(395,793)
Global X S&P 500 Catholic Values ETF	2,513,211	33,426	(70,064)	(36,638)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

147

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

The Funds (other than the Global X Permanent ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds (other than the Global X Permanent ETF) may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indices).

Because of the practical difficulties and expense of purchasing all of the securities in its respective underlying indices, the Global X Permanent ETF does not expect to purchase all of the securities in its underlying indices. Instead, the Adviser will utilize a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the securities in its respective underlying index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the underlying index.

A more complete description of risks is included in each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2016 the value of securities on loan was $33,167,707, $14,546,254, $10,685,320, $1,295,332 and $2,219,404 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF and Global X Guru™ Index ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $34,711,134, $14,918,210, $10,983,983, $1,388,900 and $2,309,955 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF and Global X Guru™ Index ETF, respectively.

148

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

At April 30, 2016, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays Bank	$95,490	$97,875
BNP Prime Brokerage	7,405,980	7,741,280
Citigroup	3,494,847	3,651,048
Credit Suisse	1,738,855	1,827,800
Goldman Sachs & Co.	2,215,535	2,282,370
JPMorgan	4,321,947	4,583,950
Merrill Lynch Pierce Fenner & Smith	1,764,600	1,815,000
Morgan Stanley	2,931,504	3,098,253
National Financial Services	2,285,903	2,372,650
SG Americas Securities	1,057,000	1,120,000
UBS Securities	5,856,046	6,120,908
Global X SuperDividend® U.S. ETF
Barclays Bank	1,681,020	1,716,000
Citigroup	2,426,176	2,485,650
Credit Suisse	2,696,742	2,758,925
Goldman Sachs & Co.	3,298,761	3,386,025
JPMorgan	437,065	446,160
Morgan Stanley	4,006,490	4,125,450
Global X SuperIncome™ Preferred ETF
Citigroup	4,022,200	4,132,750
Deutsche Bank	444,610	454,125
Merrill Lynch Pierce Fenner & Smith	3,249,759	3,336,333
Morgan Stanley	346,907	363,000
National Financial Services	691,330	706,125
Wells Fargo Securities	1,930,514	1,991,650
Global X Social Media Index ETF
National Financial Services	1,295,332	1,388,900
Global X Guru™ Index ETF
Citigroup	137,824	142,350
Goldman Sachs & Co.	1,010,080	1,070,000
Morgan Stanley	1,071,500	1,097,605

149

Notes to Financial Statements (CONTINUED)
April 30, 2016 (Unaudited)

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected PricewaterhouseCoopers LLP (“PwC”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending October 31, 2016. The decision to select PwC was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees on November 13, 2015. During the Global X Funds’ fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of PwC does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Ernst & Young, LLP (“E&Y”). The decision not to renew the engagement of E&Y, upon the completion of its audit for the fiscal year ended October 31, 2015 and the completion of related non-audit work, and the selection of PwC to perform the audit for the fiscal year ended October 31, 2016, was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. E&Y’s report on the Global X Funds’ financial statements for the fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended October 31, 2011, October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015 (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

150

Notes to Financial Statements (CONCLUDED)
April 30, 2016 (Unaudited)

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to the April 30th period end, the following investment portfolios of the Trust commenced operations:

Fund Name:	Commenced Operations:
Global X Longevity Thematic ETF	May 4, 2016
Global X Millennials Thematic ETF	May 4, 2016
Global X Health & Wellness Thematic ETF	May 4, 2016

151

Disclosure of Fund Expenses (Unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 through April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

152

Disclosure of Fund Expenses (Unaudited) (CONTINUED)

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,040.00	0.58%	$2.94
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.92
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,023.70	0.45%	$2.26
Hypothetical 5% Return	1,000.00	1,022.63	0.45	2.26
Global X SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,042.70	0.65%	$3.30
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,117.30	0.52%	$2.74
Hypothetical 5% Return	1,000.00	1,022.28	0.52	2.61
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,038.30	0.58%	$2.94
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.92
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$974.70	0.65%	$3.19
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$1,024.20	0.69%	$3.47
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47
Global X | JPMorgan US Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$1,013.90	0.69%	$3.45
Hypothetical 5% Return	1,000.00	1,021.43	0.69	3.47
Global X Permanent ETF
Actual Fund Return	$1,000.00	$1,052.40	0.48%	$2.45
Hypothetical 5% Return	1,000.00	1,022.48	0.48	2.41
Global X Guru™ Index ETF
Actual Fund Return	$1,000.00	$929.60	0.75%	$3.60
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77
Global X Guru™ Activist Index ETF
Actual Fund Return	$1,000.00	$987.90	0.75%	$3.71
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77
Global X Guru™ International Index ETF
Actual Fund Return	$1,000.00	$1,016.20	0.75%	$3.76
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77
Global X Scientific Beta US ETF
Actual Fund Return	$1,000.00	$1,014.30	0.25%	$1.25
Hypothetical 5% Return	1,000.00	1,023.62	0.25	1.26
Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$977.40	0.38%	$1.87
Hypothetical 5% Return	1,000.00	1,022.97	0.38	1.91
Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$1,040.70	0.38%	$1.93
Hypothetical 5% Return	1,000.00	1,022.97	0.38	1.91

153

Disclosure of Fund Expenses (Unaudited) (CONCLUDED)

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$1,065.80	0.38%	$1.95
Hypothetical 5% Return	1,000.00	1,022.97	0.38	1.91
Global X YieldCo Index ETF
Actual Fund Return	$1,000.00	$1,033.20	0.65%	$3.29
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27
Global X S&P 500® Catholic Values ETF
Actual Fund Return(2)	$1,000.00	$985.70	0.29%	$0.09
Hypothetical 5% Return	1,000.00	1,023.42	0.29	1.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period), unless otherwise noted.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 11/366 (to reflect the period from inception to date.)

154

Approval of investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 13, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund named in this Semi-Annual report (each a “Renewal Fund” and together the “Renewal Funds”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements." On May 29, 2015, the Board (including the Independent Trustees) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X S&P 500® Catholic Value ETF (the “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf of the New Fund, and Global X Management. The Investment Advisory Agreements and Supervision and Administration Agreements for the New Fund are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and the New Fund Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements and the continuation of the Renewal Agreements for the New Fund or each Renewal Fund (as applicable), the Board considered a variety of factors, including the factors discussed in greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements and the Renewal Agreements were fair and reasonable and in the best interest of the New Fund or each Renewal Fund (as applicable). In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

155

Approval of investment Advisory Agreement (Unaudited) (continued)

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund.

Performance

The Board determined that because the New Fund had not commenced operations, meaningful data relating to investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

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Approval of investment Advisory Agreement (Unaudited) (continued)

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of its shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive fee to make the New Fund viable in the marketplace; and

•	that Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the New Funds and their shareholders to approve the New Fund Agreements.

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Approval of investment Advisory Agreement (Unaudited) (continued)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X anagement intends to made in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for the New Fund was reasonable.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund.

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of

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Approval of investment Advisory Agreement (Unaudited) (continued)

additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

Performance

With respect to this factor, the Board considered the performance of each Renewal Fund. It examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds' tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of each Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne or expected to be borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of

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Approval of investment Advisory Agreement (Unaudited) (continued)

Global X Management’s relationship with each Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and discussed with the Board its current and expected profitability with respect to each Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by each Renewal Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of Fund shareholders

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each Renewal Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each Renewal Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each Renewal Fund and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•	that under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of each Renewal Fund, including the costs of various third-party services required by each Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the Renewal Funds and their shareholders to approve the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

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Approval of investment Advisory Agreement (Unaudited) (CONCLUDED)

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in each Renewal Fund in order to seek to assure that each Renewal Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each Renewal Fund and its shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

161

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

162

NOTES

163

NOTES

164

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 07, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 07, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: July 07, 2016

*	Print the name and title of each signing officer under his or her signature.